As filed with the SEC on April 29, 2021

Registration No. 333-141883

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 16	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 99	☒

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Exact name of registrant)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(name of depositor)

640 Fifth Avenue

New York, New York 10019

(Address of depositor’s principal executive offices)

Depositor’s telephone number: 1-800-544-8888

WILLIAM J. JOHNSON, JR.

President

Empire Fidelity Investments Life Insurance Company

640 Fifth Avenue

New York, New York 10019

(Name and address of agent for service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

Individual Variable Annuity Contracts — Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of rule 485

☒	on April 30, 2021, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (1) of rule 485
☐	on , pursuant to paragraph (a) (1) of rule 485
☐	75 days after filing pursuant to paragraph (a) (2) of rule 485
☐	on , pursuant to paragraph (a) (2) of rule 485
Page of Exhibit Index Appears on Page

Prospectus

Growth and Guaranteed Income Annuity

Introduction

This prospectus describes a single premium deferred variable annuity contract with a guaranteed withdrawal for life benefit (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("EFILI", "we", or "us") through Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). All guarantees described in the Contract are subject to the claims paying ability of EFILI. We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments.

The Contract may be owned by one or two individuals. A Contract may also be owned by a trust that exists for the benefit of one or two individuals. You, the Owner or Owners, may purchase a Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended.

Fund Shareholder Reports

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports for funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Variable Account. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Variable Account electronically, by visiting Fidelity's website at fidelity.com/mailpreferences.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, please visit Fidelity's website at fidelity.com/mailpreferences, or call Fidelity toll-free at 1-800-634-9361. Your election to receive reports in paper will apply to all funds held with Fidelity.

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2021. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 35.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Fidelity® VIP Government Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL US   1-800-544-2442

Date: April 30, 2021

Investment Options

You may currently direct your money to one or both of two available variable subaccounts (the "Investment Options"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future and limit the percent of any allocation to an Investment Option.

One subaccount invests solely in the Fidelity® VIP Balanced Portfolio. The other invests solely in the Fidelity® VIP FundsManager® 60% Portfolio. Both portfolios are managed by Fidelity Management & Research Company LLC.

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Prospectus Contents

Glossary	iii
Fee Table	v
Summary of the Contract	1
Facts About EFILI, the Variable Account, and the Funds
EFILI	4
The Variable Account	4
Financial Statements	5
The Funds	5
Facts About the Contract
Purchase of a Contract	5
Application and Purchase Payment	6
Free Look Privilege	6
Investment Allocation of Your Purchase Payments	6
Making Exchanges Among Investment Options	7
Accumulation Units	9
Withdrawals	9
Guaranteed Withdrawal Benefit For Life	10
Systematic Withdrawal Program	13
Postponement of Payment	14
Signature Guarantee or Customer Authentication	14
Charges	14
Automatic Transfer to the Government Money Market Investment Option Upon Due Proof Of Death	15
Required Distributions On Death of Owner	15
Annuity Date	16
Annuity Income	17
Contracts Owned by Trusts	18
Abandoned Property	18
Reports to Owners	18
Tax Considerations	18
Other Contract Provisions	23
Selling the Contracts	24
Special Provisions For Sales Under Sponsored Arrangements	24
More About the Investment Options and the Funds
Changes in Investment Options	25
Total Return for an Investment Option	25
Voting Rights	25
Resolving Material Conflicts	26
Litigation	26
Appendix A: Guaranteed Withdrawal Benefit For Life Examples	27
Appendix B: Table of Accumulation Unit Values	29
Appendix C: Table of Accumulation Unit Values	32
Table of Contents of the Statement of Additional Information	35

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Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) whose age and life determine eligibility for benefits under the Guaranteed Withdrawal Benefit For Life provision and the Annuity Income provisions.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday.

Beneficiary or Beneficiaries - The person or persons who receive money from the Contract if all the Owners and Annuitants die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Gross Withdrawal - The amount by which a withdrawal reduces the Contract Value. Such amount may include a Surrender Charge and taxes.

Guaranteed Withdrawal Benefit Amount ("GWB Amount") - The amount you are eligible to withdraw each Contract Year after the youngest Annuitant reaches age 59 1/2.

Guaranteed Withdrawal Benefit Value ("GWB Value") - The value we use to determine your GWB Amount.

Investment Options - The Subaccounts of the Variable Account to which you may allocate your Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in sections 408(a) and (b) respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in section 408(b) of the Code.

Money Market Period - The period of time during the Contract's Free Look Period where your Contract will be invested entirely in the Government Money Market Investment Option if your Contract is a Qualified Contract.

Non-qualified Contract - A contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner(s) - also "You" or "Your" - The one or two persons who have the ownership rights and privileges under the Contract. Two people may purchase a Contract only if they are spouses.

Purchase Payment - The single premium amount you invest in a Contract before any deduction for premium taxes.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

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Variable Account - Empire Fidelity Investments Variable Annuity Account A.

Withdrawal Percentage - The percentage we use to determine the GWB Amount for your Contract each Contract Year. The first withdrawal you make after the youngest Annuitant reaches age 59 1/2 will determine the Withdrawal Percentage for the duration of your Contract.

You, you or Your, your - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed. You may not remove an Owner.

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FEE TABLE

The following table describes the fees and expenses that you will pay when buying, owning or surrendering the Contract, not including Fund fees and expenses.

Contract Owner Transaction Expenses
Surrender Fees (as a percentage of amount surrendered during first 5 Contract Years)[1]	2%
Premium Taxes (as a percentage of Contract Value or Purchase Payment)[2]	0%

The following table describes the fees and expenses that you will pay periodically while you own your Contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Maximum Charge
Mortality and Expense Risk ("M&E") Charge
For Contracts with 1 Annuitant	1.00%[3]
For Contracts with 2 Annuitants	1.15%[3]
Administrative Charge	0.25%
Total Separate Account Annual Fees
For Contracts with 1 Annuitant	1.25%[4]
For Contracts with 2 Annuitants	1.40%[4]

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)[5]	0.26%	0.77%

1  Surrender Charge will not apply to GWB Amounts or amounts withdrawn pursuant to a systematic withdrawal program to meet required minimum distributions under the Code.

2  Currently, New York does not impose a premium tax on this contract.

3  For Contracts purchased prior to 1/1/2009, the M&E Charge is .85% for Contracts with 1 Annuitant and 1.00% for Contracts with 2 Annuitants.

4  For Contracts purchased prior to 1/1/2009, the Total Separate Account Annual Fees is 1.10% for Contracts with 1 Annuitant and 1.25% for Contracts with 2 Annuitants.

5  The expenses shown do not reflect any fee waivers or expense reimbursements. The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below certain specified limits. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursement arrangements are taken into consideration are 0.26% and 0.72% respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

The annual operating expenses provided are based on estimated expenses.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes your investment has a 5% return each year. The Example reflects the impact of Surrender Fees, Total Separate Account Annual Expenses of 1.40%, and the maximum fees and expenses of any of the Funds. This Example assumes that no premium tax was deducted. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below:

(a) If you surrender Your Contract at the end of the applicable time period (during the 1, 3, and 5 year periods, the entire amount surrendered is subject to the 2% surrender fee):

1 year	3 years	5 years	10 years
$426	$897	$1,394	$2,503

(b) If you annuitize at the end of the applicable period or do not surrender your Contract:

1 year	3 years	5 years	10 years
$220	$679	$1,164	$2,503

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Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. Money used to fund a Qualified Contract already receives tax-deferral so this contract should not be purchased solely for this reason. For Contracts owned by individuals, all Owners must be age 85 or younger on the Contract Date. For Contracts owned by revocable grantor trusts, the Annuitant(s) must be age 85 or younger on the Contract Date. We designed the Contract to provide assistance in meeting retirement income goals by providing a withdrawal feature that allows for guaranteed withdrawals that begin when the youngest Annuitant reaches age 59 1/2 and last for the life or lives of the Annuitant(s).

You may invest in one or both of the two Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Non-qualified Contract may be purchased with money from any source. Qualified Contracts should only be purchased with money transferred from an IRA or rolled over from a qualified plan such as a 401(a), or a 401(k) plan, a 403(b) plan, or a governmental 457(b) plan.

The Contract provides for a withdrawal benefit where you may make withdrawals of a guaranteed amount each Contract Year for the life or lives of the Annuitant(s). The amount you can withdraw under this benefit may change each year. The Contract also provides for annuity income payments to the Owner(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s) subject to certain conditions. If at any time you elect to receive annuity income payments using the Contract Value and any annuity purchase rates offered by us, the Guaranteed Withdrawal Benefit For Life feature will cease immediately.

YOU SHOULD PURCHASE THIS CONTRACT ONLY IF YOU ARE BUYING IT FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE FEATURE. WE OFFER, FOR A LOWER CHARGE, A SUBSTANTIALLY SIMILAR VARIABLE ANNUITY WHICH DOES NOT INCLUDE THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE FEATURE. Please call us at 1-800-544-2442 if you would like a prospectus for that variable annuity.

Before the Annuity Date, you may exchange your Contract for any immediate annuity contract we then offer.

Minimum Purchase Payment Amount

To purchase a Contract, you must generally make a single Purchase Payment of at least $25,000. A smaller Purchase Payment is available under some sponsored arrangements. Additional Purchase Payments are not allowed. If you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this Contract. In general, the aggregate value of all the proceeds must be at least $25,000.

We currently limit the amount of any Purchase Payment to $3,000,000 without our prior approval. We reserve the right to reject any Purchase Payment. We also reserve the right to reject a Purchase Payment made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time prior to the Annuity Date. See Withdrawals.

The first withdrawal you make after the youngest Annuitant reaches age 59 1/2 triggers the commencement of the Guaranteed Withdrawal Benefit for Life feature. You may then withdraw a Guaranteed Withdrawal Benefit Amount ("GWB Amount") each Contract Year until there is no longer any living Annuitant. The GWB Amount may change each Contract Year. See Guaranteed Withdrawal Benefit For Life.

Withdrawals taken during the first five (5) Contract Years will be subject to a Surrender Charge unless (1) the withdrawal is taken under the Guaranteed Withdrawal Benefit For Life feature, (2) the withdrawal is taken to comply with the required minimum distributions for Qualified Contracts under the Code and is taken as part of a Systematic Withdrawal Program offered by us, or (3) as a required distribution following the death of an Owner. If you withdraw all of your Contract Value, the Contract will end unless you are eligible to receive withdrawals under the Guaranteed Withdrawal Benefit For Life feature.

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The Contract Value is before any deductions for any Surrender Charge we may impose and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations.

Guaranteed Withdrawal Benefit For Life

Under this benefit, you are eligible to take one or more withdrawals up to the GWB Amount each Contract Year starting when the youngest Annuitant reaches age 59 1/2. The GWB Amount may change each year. You are eligible to take the GWB Amount each Contract Year until there is no longer any living Annuitant.

On each Contract Anniversary following your first GWB Amount withdrawal, we determine a GWB Amount for the ensuing Contract Year. We do this by multiplying a percentage, called a "Withdrawal Percentage", by a value called the Guaranteed Withdrawal Benefit Value ("GWB Value"). The Withdrawal Percentage will be a percentage between 4.5% and 7%. We will set the Withdrawal Percentage for your Contract the first time you take a withdrawal after the youngest Annuitant reaches age 59 1/2. The Withdrawal Percentage will be based on the age and number of Annuitants. On the Contract Date, the GWB Value equals your Purchase Payment. The GWB Value may increase from one Contract Year to the next. On each Contract Anniversary before the oldest Annuitant turns 85, the GWB Value will be compared to the Contract Value and if the Contract Value is greater than the GWB Value, the GWB Value will be increased to equal the Contract Value. If the New York Stock Exchange is closed on a Contract Anniversary, the Contract Value as determined as of the end of the next day the New York Stock Exchange is open will be used. The GWB Value may also decrease under certain conditions. Withdrawals that exceed the GWB Amount or that are taken before the youngest Annuitant reaches age 59 1/2 may significantly reduce the value of this benefit. See Guaranteed Withdrawal Benefit For Life and the examples shown in Appendix A.

For Contracts not owned by a trust, Owner(s) must be Annuitant(s). Because the Code requires certain distributions following the death of an owner, we limit joint ownership to spouses only. If the Contract has a single Owner, that Owner may name a spouse as a joint Annuitant. In the case of a trust owned Contract, the grantor of the trust must be an Annuitant. The grantor's spouse may also be named as a joint Annuitant. See Required Distributions On Death of Owner.

Annuity Income

For a Contract issued to one Owner, we pay fixed annuity income to the Owner beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay fixed annuity income to the Owners if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own.

You may elect to receive annuity income payments under any of our available annuity income options. The Contract offers two annuity income options:

(1)  You may receive the greater of (a) or (b) where (a) is your eligible GWB Amount that will be paid to you as annuity income until there is no longer any living Annuitant, and (b) is the amount of annuity income that will be paid to you by applying your Contract Value as of the Annuity Date to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant. If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary, and

(2)  You may have the Contract Value applied to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer.

Annuity income option (2) is available on any Annuity Date. If annuity option (2) is selected, benefits under the Guaranteed Withdrawal Benefit For Life feature will terminate.

Annuity income option (1) is only available on the latest possible Annuity Date unless the Contract Value is reduced to an amount below the lesser of $2,500 or the GWB Amount and the Contract is converted to an annuity income option. See Conversion of GWB Amount Payments.

If your Contract is a Qualified Contract, the Annuity Income options described above may be limited or modified to comply with requirements under the Code. For example, on your Annuity Date, the refund feature under Annuity Income option (1) may be unavailable and any guarantee period under any annuity income option may be limited to the life expectancy of the Annuitant(s) as determined by federal income tax regulations. See Annuity Date.

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Death Of Owner(s) And Last Surviving Annuitant

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer the Contract Value that is in the other Investment Options to the Government Money Market Investment Option. If the Contract only has one Owner and joint Annuitants, we will transfer any portion of the Contract Value that is in the other Investment Options to the Government Money Market Investment Option when we receive due proof of death of the last surviving Annuitant. See Automatic Transfer to Government Money Market Investment Option Upon Due Proof Of Death.

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000 when we have received all required documentation, then we will send that Beneficiary their entire portion of the Contract Value. See Required Distributions On Death of Owner.

Required Distributions on Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes. If the Contract is owned by a trust, then the death of an Annuitant will be treated as a death of an Owner.

If the Contract has more than one Owner and the surviving Owner is a spouse of the Owner at time of death, the surviving Owner may continue the Contract and all terms and conditions of the Contract will remain in force.

If an Owner dies, we will not make annuity income payments to the Owner(s) even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own. See Required Distributions On Death of Owner.

Surviving Owner or Annuitant

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If the Contract is owned by a single Owner, a trust or is a Qualified Contract and there are two Annuitants and one Annuitant dies, the surviving Annuitant, not the Beneficiary(ies) has the right to the Contract Value.

If all the Owners (or Annuitants in the case of Contracts owned by a trust and Qualified Contracts) die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is a surviving Owner and/or a surviving Annuitant may continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after his or her 95th birthday as long as the Owner dies before the original Annuity Date. Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner.

Charges

You will incur the following charges in connection with the Contracts.

(1)  Mortality and Expense Risk Charge. For a Contract with two Annuitants on the Contract Date, we assess a daily charge against each Contract's assets at an annual rate of 1.15%.1 For a Contract with one Annuitant on the Contract Date, the annual rate is 1.00%.1

(2)  Administrative Charge. We assess a daily charge against each Contract's assets at an annual rate of 0.25%.

(3)  Surrender Charge. We assess a 2% Surrender Charge on Withdrawals during the first five Contract Years. A Surrender Charge will not apply to withdrawals (1) under the Guaranteed Withdrawal Benefit For Life feature, (2) taken to comply with the required minimum distributions for Qualified Contracts under the Code and is taken as part of a Systematic Withdrawal Program offered by us, or (3) that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

(4)  Premium Taxes. We impose a charge equal to any premium taxes we are required to pay. Generally we impose the charge at the time we are required to pay the tax. In most states the charge is imposed on the Annuity Date. In some states it is imposed when Purchase Payments are made. See Charges.

(5)  Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

1  For Contracts purchased prior to 1/1/2009, the M&E Charge is 1.00% for Contracts with 2 Annuitants and 0.85% for Contracts with 1 Annuitant.

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(6)  Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See EFILI's Tax Status.

For further information about fees and expenses generally, see Charges.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.50% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Period

You have the right to cancel the purchase of your Contract for at least ten days after you receive it. We assume it will take five days from the day we mail the Contract until you receive it. This is called the "Free Look Period". The time you have to return your Contract will be 65 days if your contract is a replacement contract. If your Contract is a Qualified Contract, then your Contract will be invested entirely in the Government Money Market Investment Option for 15 days. This is called the Money Market Period. Then at the close of the Valuation Period in which the Money Market Period expires, we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions.

If your Contract is a Non-qualified Contract, then money you allocate to the Investment Options will be invested in your selected Investment Options beginning on the Contract Date. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

If you cancel a Qualified Contract during the Money Market Period, we will pay you the greater of your Contract Value plus any deductions made for premium taxes or your Purchase Payment. For other cancellations, we will pay you your Contract Value plus any deductions made for premium taxes.

See Free Look Privilege.

Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

Facts About EFILI, the Variable Account, and the Funds

EFILI

EFILI is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991 and commenced operations on June 1, 1992. EFILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Abigail P. Johnson, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. EFILI's financial statements appear in the Statement of Additional Information. EFILI's principal executive offices are located at 640 Fifth Avenue, New York, New York 10019. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

Empire Fidelity Investments Variable Annuity Account A is a separate investment account of EFILI established on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contract described herein and other forms of variable annuity contracts issued by EFILI, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other

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liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI may be found in the Statement of Additional Information.

THE FUNDS

There are currently two available Investment Options in the Variable Account. In addition, the Contract also provides for a Government Money Market Investment Option, which your Purchase Payment may be allocated to only during the Free Look Period or following the death of the last surviving Owner or Annuitant. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Investment Option invests in Investor Class shares of each Fund.

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser or any Sub-Adviser
FIDELITY®
Fidelity® VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company LLC
Fidelity® VIP FundsManager® 60% Portfolio	Seeks high total return	Fidelity Management & Research Company LLC
Fidelity® VIP Government Money Market Portfolio	Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity Management & Research Company LLC

VIP refers to Variable Insurance Products

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visiting Fidelity.com.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

Generally, you may purchase a Qualified Contract only with money transferred from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA. You may purchase a Non-qualified Contract with money from any source.

To purchase a Contract, you must generally make a single Purchase Payment of at least $25,000. A smaller Purchase Payment is available under some sponsored arrangements. If you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this Contract. The total value of all the proceeds must be at least $25,000.

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All Annuitant(s) must be age 85 or younger.

APPLICATION AND PURCHASE PAYMENT

Once we receive your completed application in a form acceptable to us, we will apply the Purchase Payment to the purchase of a Contract within two business days after we receive the application and Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0051. An application will not be acceptable to us if there is any missing, inconsistent or undecipherable information that would not allow us to review and process your application and apply your Purchase Payment. The date that we credit your Purchase Payment and your Contract becomes effective is called the Contract Date. Additional Purchase Payments are not allowed. If more than one annuity contract or life insurance policy is being exchanged, or if your Purchase Payment will be paid from different sources (e.g. personal check and proceeds from a brokerage account), we will allow the proceeds to be used as the Purchase Payment for this Contract. When you are purchasing a Contract by exchanging another annuity contract or life insurance policy, or if your Purchase Payment will be paid from different sources, your Contract Date will be the day we first receive proceeds from your existing annuity contract or life insurance policy or from any source.

We reserve the right to revoke the Contract if proceeds from all of the exchanged annuity contracts or life insurance policies or other different sources do not equal $25,000 in aggregate. We also reserve the right to not accept any proceeds received after 90 days of the Contract Date. If the Contract is revoked, we will return the Contract Value without application of any Surrender Charges.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

FREE LOOK PRIVILEGE

You have the right to cancel the purchase of your Contract for ten days after you receive it, unless you are replacing an existing annuity or life insurance policy, in which case you have the right to cancel the purchase of your Contract for 60 days after you receive it. We assume it will take five days from the day we mail the Contract until you receive it. This is called the "Free Look Period". ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

The investment option(s) you are initially invested in depends on whether your contract is a Qualified contract or a Non-qualified contract. If your Contract is a Qualified Contract, then during the first ten days (plus five days for mailing) you will be invested in the Government Money Market Investment Option. This is called the Money Market Period. At the close of the Valuation Period in which the Money Market Period expires, we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions. If your Contract is a Non-qualified Contract, then you will be invested in your selected Investment Options beginning on the Contract Date. For administrative purposes, we reserve the right to process any investment allocation during the Free Look Period through the Government Money Market Investment Option, even if your Contract is a Non-qualified Contract. Together with your Contract, we will notify you of the date on which your Free Look Period ends.

If you have exchanged more than one annuity contract or life insurance policy for the Contract or are funding the Purchase Payment for the Contract from different sources, you should expect that the proceeds from the annuity contracts, life insurance policies or other sources will be received by us on different days. We will allocate the first proceeds we receive to the Government Money Market Investment Option if your Contract is a Qualified Contract. If your Contract is a Non-qualified Contract, we will invest the proceeds in your selected Investment Options when we receive them. Your Free Look Period and Money Market Period, if applicable, will commence on the first day we receive proceeds from any of the annuity contracts or life insurance policies you have exchanged from, or from any other source. Any subsequent proceeds that are received after the Contract Date will be invested according to your most recent allocation instructions unless your Contract is a Qualified Contract and the Money Market Period has not expired. The receipt of subsequent proceeds will not extend or restart the Free Look Period or the Money Market Period, if applicable, under the Contract.

To cancel the purchase of your Contract, return the Contract to our Annuity Service Center before the end of the Free Look Period, together with a written cancellation request. You may not do this by telephone, fax or through the Internet. If you cancel a Qualified Contract during the Money Market Period, we will pay you the greater of your Contract Value plus any deductions made for premium taxes or your Purchase Payment. For other cancellations, we will pay you your Contract Value plus any deductions made for premium taxes.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

You choose how to allocate your Purchase Payment among the available Investment Options and the percentage to be allocated to each. During the Contract's Free Look Period, we reserve the right to allocate your Purchase Payment to the Government Money Market Investment Option if your Contract is a Qualified Contract. We will also allocate the value of your Contract to the Government

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Money Market Investment Option for a limited time following the death of the last surviving Owner or Annuitant. You may not choose to allocate your Purchase Payment or Contract Value to the Government Money Market Investment Option at any time. See Automatic Transfer To The Government Money Market Investment Option Upon Due Proof Of Death and Free Look Privilege.

You choose the allocation of your Purchase Payment on the application. If your contract is a Qualified Contract, amounts may be invested solely in the Government Money Market Investment Option for a short period of time after the Contract Date. Then we will transfer your Contract Value to the other Investment Options in accordance with your most recent allocation instructions. See Free Look Privilege.

Instructions may be expressed in dollars or in percentages. All instructions must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment will be allocated to the Government Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. In the case of incomplete or unclear instructions, we will not be responsible for changes in unit values or for lost market opportunities.

At the time your Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement with details of the transaction.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS

•  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the available Investment Options by sending us instructions in writing, by calling us, or by using our Internet website. We do not accept instructions by fax or electronic mail. Firms or individuals making telephone exchange requests on behalf of multiple Contract Owners may be required to provide additional information about those requests by other means, including via fax or a website. It is recommended that you allow 90 days to pass before making a subsequent exchange to avoid triggering the restrictions described below in Frequent Trading Monitoring and Restriction Procedures.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least four days each calendar year unless you have been blocked from trading into all other available Investment Options as described below in Frequent Trading Monitoring and Restriction Procedures.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

•  Making Exchanges by Telephone or Internet

Currently you may make Exchanges by telephone and/or Internet on up to four days in each calendar year. You may make Exchanges on additional days only by a letter to our Annuity Service Center.

We reserve the right to revise or terminate your ability to make Exchanges by telephone or through the Internet. We also reserve the right to limit the amount of any telephone or Internet Exchange or to reject any telephone or Internet Exchange.

We will not be responsible for any losses resulting from unauthorized telephone or Internet Exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record telephone calls. You should verify the accuracy of your Exchanges by checking the confirmations and statements we send to you as soon as you receive them. Notify the Annuity Service Center immediately if you find any discrepancies. We will not be responsible for losses unless you notify us within ten calendar days from the first time we mail a confirmation or statement containing details of the transaction.

•  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet.

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Generally, the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

•  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We also reserve the right to reject Exchange instructions we receive from anyone that any Owner has authorized to make multiple Exchanges. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

•  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

•  EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, EFILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR or one of its affiliates, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. EFILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

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•  Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by EFILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block by the mutual funds managed by FMR or one of its affiliates.

Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Government Money Market Investment Option;

(2) Systematic Withdrawals up to the Guaranteed Withdrawal Benefit Amount and annuity payments will not count toward an Investment Option's roundtrip limits;

(3) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

ACCUMULATION UNITS

When your Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option.

WITHDRAWALS

Any time before the Annuity Date, you may make a complete or partial withdrawal of your Contract Value.

We will send you the requested withdrawal amount less any applicable Surrender Charge and taxes withheld. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once a complete withdrawal has been processed if the withdrawal causes the Guaranteed Withdrawal Benefit Value to reduce to zero. See Guaranteed Withdrawal Benefit For Life.

If you request a partial withdrawal, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

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Partial withdrawals before the youngest Annuitant reaches age 59 1/2 or withdrawals that exceed the Guaranteed Withdrawal Benefit Amount allowed under the Guaranteed Withdrawal Benefit For Life feature may significantly impact the Guaranteed Withdrawal Benefit Amount by proportionally reducing the value upon which the benefit is determined. See Guaranteed Withdrawal Benefit For Life.

You may request partial withdrawals by sending a letter to the Annuity Service Center or calling us there. Withdrawals by telephone are limited as follows: (1) no withdrawal may be for more than $500,000; (2) total telephone withdrawals in a seven day period cannot total more than $500,000; and (3) if we have recorded an address change for an Owner during the past 10 days, the limits in (1) and (2) become $100,000. We reserve the right to change telephone withdrawal requirements or limitations.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you provide us with the necessary information about the account. Any Contracts and accounts between which money will be transferred must have at least one owner's name in common.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations.

EFILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. EFILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if EFILI is put on reasonable notice that the ownership of the Contract is in dispute.

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any applicable Surrender Charge and taxes withheld.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

When the youngest Annuitant reaches age 59 1/2, you are eligible to withdraw a specific amount each Contract Year called the Guaranteed Withdrawal Benefit Amount ("GWB Amount"). The GWB Amount, described below, is available for withdrawal each Contract Year during the Annuitant(s)' lifetime regardless of the amount in your Contract Value. You may make partial withdrawals up to the GWB Amount during the Contract Year. You are not required to make any withdrawals. However, unused portions of the GWB Amount are not cumulative and do not carry over into future Contract Years.

The GWB Amount is determined each Contract Year by multiplying the Guaranteed Withdrawal Benefit Value ("GWB Value"), described below, by the Withdrawal Percentage, also described below.

For Contracts not owned by a trust, Owner(s) must be Annuitant(s). Because the Code requires certain distributions following the death of an Owner, we limit joint Ownership to spouses only. If the Contract has a single Owner, that Owner may name a spouse as a joint Annuitant at time of application. In the case of a trust owned Contract, the grantor of the trust must be an Annuitant. The grantor's spouse may also be named as a joint Annuitant at time of application. Federal tax law does not extend the same continuation rights to civil union partners. See Required Distributions On Death of Owner.

No benefit is payable until the youngest Annuitant reaches age 59 1/2. The Annuitant(s) will be shown on the Contract's Specification Page. The Annuitant(s) may not be changed after the Contract Date.

•  GWB Amount

Your first withdrawal after the youngest Annuitant reaches age 59 1/2 will establish a Withdrawal Percentage from the table shown below. The initial GWB Amount is determined by multiplying the applicable Withdrawal Percentage by the GWB Value. Once the GWB Amount is determined for a Contract Year, it will not change for the rest of that Contract Year. On each subsequent Contract Anniversary, the GWB Amount may change as described below.

Before the youngest Annuitant reaches the age of 59 1/2, the GWB Amount is zero.

Once the youngest Annuitant reaches age 59 1/2, your first withdrawal will establish a Withdrawal Percentage that will never change.

If the Contract has two Annuitants on the Contract Date and one Annuitant dies before a Withdrawal Percentage is determined, the age of the surviving Annuitant will be used to determine the applicable Withdrawal Percentage from the Two Annuitants Withdrawal Percentages column shown in the table below.

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If you delay taking a first withdrawal until the youngest Annuitant reaches one of the older ages shown below, the Withdrawal Percentage shown for that older age will be used to determine the GWB Amount each Contract Year for the duration of the Contract. If you never take a withdrawal before the latest possible Annuity Date, the Withdrawal Percentage shown for ages 80 and older will be used to establish your eligible GWB Amount on the latest possible Annuity Date.

Youngest Annuitant's Age at First Withdrawal	One Annuitant Withdrawal Percentage	Two Annuitants Withdrawal Percentage
59 1/2 - 64	5%	4.5%
65 - 69	5%	5.0%
70 - 79	6%	5.5%
80 and older	7%	6.5%

For example, assume there are two Annuitants. Once the youngest Annuitant reaches age 59 1/2, you are eligible to make a withdrawal of the GWB Amount using a Withdrawal Percentage of 4.5%. If you make a withdrawal while the youngest Annuitant is 62, the withdrawal will be considered the first withdrawal and the Withdrawal Percentage of 4.5% will be used to determine the GWB Amount each Contract Year for the duration of the Contract. However, if you choose to wait until the youngest Annuitant turns age 65 to make the first withdrawal, the Withdrawal Percentage of 5% will be used to determine the GWB Amount each Contract Year for the duration of the Contract.

On each Contract Anniversary, a new GWB Amount will be calculated by multiplying the Withdrawal Percentage established by your first withdrawal after the youngest Annuitant reaches age 59 1/2 by the GWB Value on that same Contract Anniversary.

Generally, your new GWB Amount will be equal to or greater than the first GWB Amount established following the first withdrawal after the youngest Annuitant reached 59 1/2 as long as total withdrawals in any Contract Year do not exceed the GWB Amount for that same Contract Year.

Each time you make a withdrawal, your Contract Value will be reduced by the amount of the withdrawal. In addition, if total withdrawals in any Contract Year exceed the GWB Amount for that same Contract Year, there will be a proportionate reduction in your GWB Value as described below which may result in a lower GWB Amount in future Contract Years.

See Appendix A for examples of how your GWB Amount is calculated.

•  GWB Value

The Contract has two related values; a Contract Value and a GWB Value. The Contract Value is determined by the method described in Accumulation Units. The GWB Value is a value that is used to determine the GWB Amount each Contract Year once you make your first withdrawal after the youngest Annuitant reaches age 59 1/2. Your Contract will also have a GWB Value before the date the youngest Annuitant reaches age 59 1/2, and during that time the GWB Value may increase or decrease as described below.

The GWB Value on the Contract Date is equal to the Purchase Payment. If you make withdrawals before the youngest Annuitant reaches age 59 1/2 the GWB Value will be reduced. See Withdrawals Before Youngest Annuitant Reaches Age 59 1/2 below.

If you make withdrawals after the youngest Annuitant reaches age 59 1/2 and the total withdrawals in a Contract Year are greater than the GWB Amount for that Contract Year, then the GWB Value will be reduced. See Withdrawals in Excess of Annual GWB Amount below.

On each Contract Anniversary prior to the oldest Annuitant turning age 85, the GWB Value is compared to the Contract Value to determine whether the GWB Value should be increased. If the New York Stock Exchange is closed on a Contract Anniversary, the Contract Value as determined as of the end of the next day the New York Stock Exchange is open will be used. If the Contract has joint Annuitants and the oldest Annuitant dies before the Contract Anniversary that falls on or after his or her 85th birthday, the surviving Annuitant's age will be used. If the oldest Annuitant dies on or after the Contract Anniversary that falls on or after his or her 85th birthday, the GWB Value is not compared to the Contract Value and will not increase.

If the Contract Value is lower than the GWB Value, the GWB Value will not change.

If the Contract Value is greater than the GWB Value, the GWB Value will be automatically increased to equal the Contract Value. If you make a withdrawal on the Contract Anniversary, the withdrawal will be deducted from the Contract Value after it is compared to the GWB Value.

Any new GWB Value will be used to determine the GWB Amount for the rest of that Contract Year once the youngest Annuitant has reached age 59 1/2 and a Withdrawal Percentage has been established by your first withdrawal of a GWB Amount.

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If you make any withdrawals before you are eligible to withdraw a GWB Amount or if you make total withdrawals in a Contract Year that exceed the GWB Amount for that Contract Year, the GWB Value will decrease as described below.

•  Withdrawals Before Youngest Annuitant Reaches Age 59 1/2

You are not eligible to withdraw any part of the GWB Amount until the youngest Annuitant reaches age 59 1/2. If you make a withdrawal before the youngest Annuitant reaches age 59 1/2, the GWB Value is reduced by a percentage determined by dividing the Gross Withdrawal amount by the Contract Value at time of the withdrawal. We calculate the new GWB Value as follows.

(1) At the end of the Valuation Period in which you make the Gross Withdrawal, we divide the Gross Withdrawal by what the Contract Value would have been at the end of the Valuation Period had you not taken the withdrawal. The result is the percentage factor used to calculate the reduction in the GWB Value.

(2) Multiply the percentage determined in (1) by the GWB Value immediately before the Gross Withdrawal. The result is the amount by which the old GWB Value is reduced.

For example, assume your Contract has one Annuitant who is age 55 and you made a $25,000 Purchase Payment on the Contract Date. If you make no withdrawals during the first Contract Year your GWB Value would be $25,000 for the whole Contract Year. Now assume that you make one $5,000 Gross Withdrawal ($4,900 of which would be paid to you after deduction of a $100 Surrender Charge) during the first Contract Year. If your Contract Value were $30,000 at time of the withdrawal, your GWB Value would be reduced by 16.67% ($5,000 Gross Withdrawal amount divided by $30,000 Contract Value). The result is a new GWB Value of $20,833 ($25,000 GWB Value minus [$25,000 multiplied by 16.67%]).

•  Withdrawals in Excess of Annual GWB Amount

If you withdraw more than the GWB Amount in any Contract Year after the youngest Annuitant reaches age 59 1/2, the GWB Value is reduced by an amount equal to the percentage determined by dividing the portion of a Gross Withdrawal that is in excess of the GWB Amount for that Contract Year ("excess Gross Withdrawal") by the Contract Value at time of the excess Gross Withdrawal, as described below. The new GWB Value following an excess Gross Withdrawal is calculated as follows:

(1) Determine the portion of the most recent Gross Withdrawal in combination with the sum of all Gross Withdrawals taken in the current Contract Year that exceeds the GWB Amount for that Contract Year.

(2) Determine what the Contract Value would have been at the end of the Valuation Period had you not taken the withdrawal less any portion of the most recent Gross Withdrawal that is eligible to be applied to the GWB Amount in that Contract Year.

(3) Determine the percentage reduction in GWB Value by dividing the amount determined in (1) by the amount determined in (2).

(4) Multiply the percentage determined in (3) by the GWB Value prior to the withdrawal.

(5) Take the GWB Value prior to the Gross Withdrawal and reduce it by the amount determined in (4). This will result in a new GWB Value.

For example, assume your Contract is in its sixth Contract Year, has one Annuitant who is age 60, a Contract Value of $30,000 and a GWB Value of $25,000. If you make a first Gross Withdrawal of $5,000 in the sixth Contract Year, you will establish a Withdrawal Percentage of 5% and be eligible to withdraw up to the GWB Amount of $1,250 ($25,000 multiplied by 5%) without causing a reduction in GWB Value. Because your first Gross Withdrawal is $5,000, $1,250 of the withdrawal is eligible to be applied to the GWB Amount for that Contract Year and $3,750 of the withdrawal is an excess Gross Withdrawal. For purposes of determining the impact on the GWB Value, the Contract Value is first reduced by the GWB Amount ($30,000 minus $1,250) resulting in a Contract Value of $28,750. The $3,750 excess Gross Withdrawal proportionally reduces the Contract Value by 13.04% ($3,750 divided by $28,750) which results in a new GWB Value of $21,740 ($25,000 less [25,000 multiplied by 13.04%]). If there are no further withdrawals in that Contract Year and the GWB Value is not increased on the next Contract Anniversary, the GWB Amount for the next Contract Year will be $1,087 ($21,740 multiplied by 5%).

If the Contract is a Qualified Contract and you elect to receive your required minimum distributions under the Code through our Systematic Withdrawal Process described in Systematic Withdrawal Program, the reference to GWB Amount in (1), (2) and (3) above shall mean "the greater of the GWB Amount or any required minimum distribution under the Code determined exclusively by us from the Contract Value." If you take a withdrawal to satisfy your required minimum distribution in a way other than through our Systematic Withdrawal Program and your required minimum distribution is in excess of your GWB Amount, the withdrawal may result in Surrender Charges and a reduction in your GWB Value.

Any Premium Tax amount that we deduct from your Contract Value will not be treated as a Withdrawal in Excess of Annual GWB Amount.

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See Appendix A for additional examples of GWB Value increases and decreases.

•  Conversion of GWB Amount Payments

We include a provision in the Contracts that allows us to convert smaller Contracts before the Annuity Date if the Contract Value is reduced by a withdrawal to an amount equal to or below the lesser of $2,500 or the GWB Amount. If that happens, the Contract will convert on the first day of the calendar month on or after your next Contract Anniversary to an annuity option that will pay you and any joint Owner an annual amount equal to your GWB Amount, adjusted for any excess withdrawals made prior to the conversion for so long as any Annuitant is still alive. The Annuity Date will be deemed to be the first day of the calendar month on or after your next Contract Anniversary. Once a conversion occurs under this provision, the Contract will no longer have a Contract Value as of the Annuity Date. If you do not want your Contract to automatically convert to an annuity option, you must notify us within 30 days of the conversion and request a full withdrawal of your Contract Value. By doing this, your Contract will terminate and you will give up any future GWB Amounts that may be payable.

If you are receiving GWB Amount payments through our Systematic Withdrawal Program and a Systematic Withdrawal causes this provision to apply, we will continue to pay your GWB Amount as a GWB Amount Annuity Income payment on the same day of the month for the period you selected under the Systematic Withdrawal Program. However, if you have selected a period other than monthly, the GWB Amount annuity income payments must be paid on the Annuity Date which may cause the payment period to fall on different months after the Annuity Date.

Your GWB Amount Annuity Income payment for the next Contract Year will not change unless your total withdrawals during the Contract Year and up through the date of conversion exceed your GWB Amount for that Contract Year. If your total withdrawals exceed your GWB Amount, your GWB Value will be reduced as described in Withdrawals in Excess of Annual GWB Amount and a new GWB Amount will be determined. The resulting GWB Amount for future Contract Years will be paid in monthly annuity income payments as long as each monthly annuity income payment is at least $20. We reserve the right to pay the GWB Amount as an annual annuity income payment or in any other payment method that is mutually agreeable to you and us.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to make withdrawals in an amount up to your eligible GWB Amount on a periodic basis.

Systematic Withdrawals must be at least $50 on a monthly, quarterly, semi-annual or annual basis. Withdrawals under the program will be taken from the Investment Options in accordance with EFILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options. If you make an additional withdrawal that is not part of a Systematic Withdrawal Program, we will terminate the program for the remainder of the Contract Year.

Your Systematic Withdrawal Program transactions will take place on the 1st day of the month for the period you selected. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading. You should expect to receive your scheduled payment in 3 to 5 days following the 1st day of the month for the period you selected to allow for mailing time.

If your Contract is a Qualified Contract and you are subject to required minimum distributions ("RMD") under the Code, you must agree to receive your RMD through our Systematic Withdrawal Program so that we do not treat that part of your RMD that exceeds the GWB Amount as an excess Gross Withdrawal. See Withdrawals in Excess of Annual GWB Amount. In order to receive the greater of your eligible GWB Amount or RMD, you must agree to the following conditions.

(1) You must elect to receive the greater of the GWB Amount and the RMD on a Systematic Withdrawal basis and you authorize us to calculate the RMD for you.

(2) The RMD for a calendar year will be determined by us exclusively from the Contract Value.

(3) No RMD withdrawal may occur until after December 31st of the calendar year in which your Contract was issued (i.e. Contract Date).

(4) If the Contract was purchased prior to your reaching age 72, your first RMD must be withdrawn in the calendar year in which you reach age 72 even though the Code allows you to delay your first RMD until April 1st of the calendar year following the year you reach age 72.† We require this so that only one calendar year's RMD will qualify for the exception we allow for withdrawals in excess of the GWB Amount.

†  The Setting Every Community Up for Retirement Enhancement (SECURE) Act increased the age at which an individual must begin taking RMDs from 70 1/2 to 72. The change applies to IRA account owners who attain age 70 1/2 on or after January 1, 2020.

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(5) If you make a withdrawal other than through this Systematic Withdrawal Program, you will no longer be eligible to receive the greater of the RMD or GWB Amount and any withdrawals in excess of the GWB Amount will be considered excess Gross Withdrawals and could cause a reduction in GWB Value as described in Withdrawals in Excess of Annual GWB Amount.

We reserve the right to limit or modify this Systematic Withdrawal Program if we determine that the program will cause us to distribute, in any Contract Year, an amount more than the greater of the GWB Amount or the RMD for any calendar year that overlaps with a Contract Year.

Each Systematic Withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. You may also be subject to a Surrender Charge, if applicable. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request: (2) each annuity income payment on the first business day after the Annuity Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

(1)  Loss of account ownership;

(2)  Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

(1)  Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an annual rate of 1.15%.2 This rate will be 1.00%2 if the Contract only has one Annuitant on the Contract Date. The risks we bear are mortality and expense risks.

We bear the mortality risk under a Contract, which is that the Annuitant(s), upon whose life or lives GWB Amount payments and annuity income payments are based, will live longer than we project.

The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2)  Administrative Charge. We assess a daily charge against each Contract's assets at an annual rate of 0.25%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

In the event a Beneficiary continues the Contract as their own or defers payment of the proceeds, the Daily Administrative Charge and Mortality and Expense Risk Charge will continue to be assessed.

(3)  Surrender Charge. We assess a 2% Surrender Charge on withdrawals during the first five Contract Years. The Surrender Charge is assessed against the withdrawal amount. No Surrender Charge will apply to (1) any eligible GWB Amount withdrawal, (2) withdrawals from a Qualified Contract that are necessary to comply with the required minimum distributions under the Code, and are taken as part

2  For Contracts purchased prior to 1/1/2009, the M&E Charge is 1.00% for Contracts with 2 Annuitants and 0.85% for Contracts with 1 Annuitant

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of a Systematic Withdrawal Program offered by us, or (3) withdrawals that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

(4)  Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. Currently, New York does not impose a premium tax on this Contract.

(5)  Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(6)  Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See EFILI's Tax Status.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.50% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

AUTOMATIC TRANSFER TO THE GOVERNMENT MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner (or Annuitant in the case of a trust owned contract) of a Non-qualified Contract, or a last surviving Annuitant of a Qualified Contract, we will transfer to the Government Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

The below discussion relates specifically to Non-qualified Contracts. For a description of the rules applicable to Qualified Contracts, please see the IRA Disclosure Statement that accompanies this prospectus.

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. If the Contract is owned by a trust, then the death of an Annuitant will be treated as a death of an Owner. However, this requirement does not apply to a surviving Owner or to a Designated Beneficiary, as defined by the Internal Revenue Code, if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime by electing one of the available Annuity Income Options offered through your Contract within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner. Federal tax law does not extend the same continuation rights to civil union partners. Please note that in the event state escheatment laws require escheatment to the state before the end of the maximum distribution period from the date of death of the Owner allowed by the Code, a Beneficiary/surviving Owner may not have the entire distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

In the event a surviving Owner or a Beneficiary does not elect any of the options described above, a lump sum distribution of the Contract Value may be requested. Before we make a payment to a surviving owner or Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms.

If there are multiple Beneficiaries, we will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will pay any Beneficiary who has provided us with required tax withholding and other forms his or her share of the Contract Value. Such payment will be paid no later than allowed under the Investment Company Act of 1940 and any applicable state law.

See Annuity Income for information on payments to Beneficiaries following the death of the last surviving Annuitant on or after the Annuity Date.

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ANNUITY DATE

•  In General

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday. You may change the Annuity Date to an earlier date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. The earliest Annuity Date we will permit is the first day of the calendar month after the end of the Free Look Period. Any Annuity Date you choose must be the first day of a month.

The Contract offers the following Annuity Income options:

(1) You may receive the greater of (a) or (b) where;

(a)  is your eligible GWB Amount that will be paid to you as annuity income until there is no longer any living Annuitant, and

(b)  is the amount of annuity income that will be paid to you by applying your Contract Value as of the Annuity Date to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant.

If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary.

(2) You may have the Contract Value applied to annuity purchase rates that will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer.

Annuity Income option (2) is available on any Annuity Date. If annuity option (2) is selected, benefits under the Guaranteed Withdrawal Benefit For Life feature will terminate.

Annuity Income option (1) is only available on the latest possible Annuity Date unless the Contract Value is reduced to an amount below the lesser of $2,500 or the GWB Amount and the Contract is converted to an annuity income option as described in Conversion of GWB Amount Payments.

Unless you elect another annuity income option prior to the latest possible Annuity Date, the Contract will default to Annuity Income option (1).

•  Qualified Contracts

If your Contract is a Qualified Contract, the Annuity Income options described above may be limited or modified to comply with requirements under the Code. Annuity Income option (1) will be modified as follows:

(1) We will pay Annuity Income according to Annuity Income option 1(b) provided annuity income exceeds your eligible GWB Amount and it qualifies under the Code. In general, the federal income tax regulations allow a Qualified Contract to offer the refund described under Annuity Income option (1)(a) and (b) only if the total future expected payments under the option exceed your Contract Value as of the Annuity Date. The total future expected payments are computed in accordance with federal income tax regulations by taking into account the total annuity income payments expected to be made over the applicable distribution period determined under the Joint and Last Survivor Table in the case of two Annuitants or the Single Life Table in the case of one Annuitant.

(2) If we determine that total future expected payments under Annuity Income option (1)(b) will not exceed your Contract Value as of the Annuity Date, we will pay annuity income until there is no longer any living Annuitant or for the applicable distribution period under the Uniform Lifetime Table, whichever is longer, provided the annuity income amount exceeds your eligible GWB Amount.

(3) If the annuity income amount in (2) does not exceed your eligible GWB Amount, we will pay annuity income under Annuity Income option 1(a), provided the total future expected payments under the option exceed your Contract Value as of the Annuity Date.

(4) If we determine that the total future expected payments under Annuity Income option 1(a) will not exceed your Contract Value as of the Annuity Date, we will pay your eligible GWB Amount as Annuity Income until there is no longer any living Annuitant or, if longer, for a period not to exceed the lesser of your Contract Value as of the Annuity Date divided by your eligible GWB Amount and the applicable distribution period under the Uniform Lifetime Table.

If Annuity Income option (2) is selected by you and your Contract is a Qualified Contract, the 120 monthly payments will be limited to the applicable distribution period under the Uniform Lifetime Table.

We reserve the right to limit the maximum period we will pay guaranteed income to a whole number of years or whole number of months.

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The Single Life Table, Joint and Last Survivor Table, and Uniform Lifetime Table may be found in federal income tax regulations section 1.401(a)(9)-9. We reserve the right to use any other life expectancy tables allowed by the Code and federal income tax regulations.

We reserve the right to add to, limit or modify these annuity income options to comply with the Code and offer any other annuity income options that are mutually agreeable to you and us.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then and the Contract Value or annual GWB Amount is sufficient to provide you with an initial monthly income payment of at least $20. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/Annuitant elected to continue the Contract as his or her own. As long as the Owner's death occurs before the Annuity Date, a surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month on or after the Contract Anniversary that falls on or after his or her 95th birthday. If the Contract has been inactive and under applicable state law could be considered abandoned property, we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws.

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner.

Under Annuity Income option (1) we will pay you Annuity Income in monthly installments starting on the Annuity Date for the life or lives of the Annuitant(s) and your Contract will no longer have a Contract Value. If on the death of the last surviving Annuitant the total of all annuity income provided on or after the Annuity Date is less than the Contract Value at the end of the Annuity Date Valuation Period, we will refund the difference to your Beneficiary. To provide annuity income, all Accumulation Units in the Investment Options will be redeemed. The first monthly annuity income payment will be made on the Annuity Date.

If you have been receiving GWB Amounts through our Systematic Withdrawal Program prior to the latest possible Annuity Date, you may continue to receive the greater of your GWB Amount or the amount determined by your Contract Value applied to annuity purchase rates under Annuity Income option (1) as an Annuity Income option on the same periodic basis that you selected under our Systematic Withdrawal Program. However, if you have selected a period other than monthly, the Annuity Income payments must be paid on the Annuity Date which may cause the payment period to fall on different months after the Annuity Date.

You may make a partial withdrawal between the Contract Anniversary following the oldest Owner's 95th birthday and the Annuity Date as long as the Gross Withdrawal is equal to or less than the GWB Amount for that Contract Year. If you do this, we will accelerate your Annuity Date to the date of the withdrawal and pay you your entire GWB Amount for that Contract Year. In future Contract Years, we will pay Annuity Income on an annual basis according to the provisions of Annuity Income option (1) or any other Annuity Income option that enables the Contract to comply with the Code.

If you request a withdrawal in excess of the GWB Amount between the Contract Anniversary following the oldest Owner's 95th birthday and the Annuity Date, you are limited to a complete withdrawal, which will terminate any future GWB Amount payments or annuity income.

Under Annuity Income option (2), we will pay you monthly annuity income until there is no longer any living Annuitant or for 120 monthly payments, whichever is longer. To provide annuity income, all Accumulation Units in the Investment Options will be redeemed and applied to annuity purchase rates that are no less than the guaranteed annuity purchase rates set forth in the Contract and will be based upon the age(s) and sex(es) of the Annuitant(s) living on the Annuity Date.

All money used to support annuity income payments will be held in our general account thereafter. The first annuity income payment will be made on the Annuity Date.

If the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment under Annuity Income Option (2) of at least $20, we reserve the right to pay you the Contract Value in a lump sum instead of providing monthly annuity income.

If the GWB Amount or the amount determined by your Contract Value applied to annuity purchase rates under Annuity Income option (1) on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20, we reserve the right to pay you as an annual annuity income payment or in any other payment method that is mutually agreeable to you and us.

The Owner(s) may not change the Annuitant(s) at any time during the Contract.

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The Owner's estate, or the Owner for contracts owned by trusts, will be responsible to notify us of the death of the last surviving Annuitant and to repay any Annuity Income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

Under Annuity Income option (1), if there is a refund due as a result of the death of the last surviving Annuitant, the refund will be paid to the Beneficiary or the last surviving Owner's estate.

Under Annuity Income option (2), if the surviving Annuitant dies before we have made all Annuity Income payments due under the Contract, any remaining Annuity Income will be paid to the Beneficiary or the last surviving Owner's estate. The Beneficiary or the estate may choose instead to receive the present value of the remaining Annuity Income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed Annuity Income payments, if any.

CONTRACTS OWNED BY TRUSTS

We will issue Contracts to revocable grantor trusts. There are special provisions that apply to these Contracts. The trust must be the Owner, and a second Owner cannot be added. At issue, the grantor(s) of the trust must be the Annuitant(s). If the trust has only a single grantor, the grantor's spouse may be named as a joint Annuitant. The Annuitant(s) may not be changed. The Annuity Date will be the first day of the first calendar month after the oldest Annuitant's 95th birthday, or an earlier date chosen by the Owner. Also, we will require a representation from the grantor(s) that the trust is for the sole benefit of the grantor(s). This is to ensure that the Contract will be respected as an annuity for purposes of federal income tax law.

ABANDONED PROPERTY

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner's death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner's death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before the end of the maximum distribution period from date of death allowed by the Code, a Beneficiary may not have the entire distribution period as described in the Contract to withdraw the Contract Value.

REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after ten calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

Contract owners have access to their contract information online at Fidelity.com.

TAX CONSIDERATIONS

•  Introduction

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change.

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine

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the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment — federal, state, or local — of any Contract or of any transaction involving a Contract.

•  Tax Deferral During Accumulation Period

Under existing provisions of the Code, provided the below conditions are met, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1)  the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2)  the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3)  the Owner is an individual (or an individual is treated as the Owner for tax purposes).

•  Diversification Requirements

The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payment paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

•  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

•  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "nonnatural" persons. However, we will offer the Contracts to revocable grantor trusts in cases where a grantor represents that the trust is for the benefit of the grantor annuitant(s) (i.e., the Contract is held by the trust for the benefit of a natural person (an "individual")). The following discussion assumes that a Contract will be owned by an individual.

•  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month on or after the Contract Anniversary that falls on or after the oldest Owner's 95th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

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The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see Required Distributions On Death of Owner.

•  Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment of $25,000 is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1)  the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2)  the Owner's interest in the Contract cannot be forfeitable; and

(3)  annuity and payments following the death of an Owner must satisfy certain required minimum distributions. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

•  Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

A distribution may occur in the form of a withdrawal, payments following the death of an Owner and payments under an Annuity Income Option.

The assignment or pledge of any portion of the value of a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such pledge. Any such pledge will result in disqualification of the Contract as an IRA and inclusion of the value of the entire Contract in income.

Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).

The taxable portion of a distribution is taxed as ordinary income.

•  Taxes on Surrender of the Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract. In addition, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

For Non-qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, we will report the cost basis as zero, and the entire amount of the surrender payment is taxed as ordinary income. You may want to file an Internal Revenue Service form 8608 if any part of your Purchase Payment has been previously taxed.

•  Taxes on Partial Withdrawals

Withdrawals of the GWB Amount and withdrawals received under the Systematic Withdrawal Program are treated as partial withdrawals.

Partial withdrawals under a Non-qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of your Purchase Payment, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your payments. In the event your GWB Amount in a Contract Year exceeds your Contract Value, you will be taxed on the amount withdrawn to the extent that your GWB Amount exceeds your purchase payment.

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Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. We will report the cost basis of a Qualified Contract as zero, and the partial withdrawal will be fully taxed unless you have filed an Internal Revenue Service form 8608 to identify the part of your Purchase Payment that has been previously taxed.

Partial and complete withdrawals may be subject to a 10% penalty tax (see 10% Penalty Tax on Early Withdrawals). Partial and complete withdrawals also may be subject to federal income tax withholding requirements.

•  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

•  Taxes on Annuity Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of Annuity Income payments under the Contract generally is taxed on the portion of such income payments that exceed the cost basis in the Contract. In the case of fixed income payments, like the Annuity Income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the Annuity Income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of Annuity Income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, Annuity Income payments will be fully taxable. If Annuity Income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

For Qualified Contracts, we report the cost basis as zero and each annuity income payment is fully taxed unless you have filed an Internal Revenue Service form 8608 to identify the part of your Purchase Payment that has been previously taxed.

•  3.8% Tax on Net Investment Income

Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1)  the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2)  the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

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•  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1)  distributions made to persons on or after age 59 1/2;

(2)  distributions made after death of the Owner;

(3)  distributions to a recipient who has become disabled;

(4)  distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5)  in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59 1/2.

•  Other Tax Information

In the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which required minimum annuity or payments following the death of Owner exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld. Such an election will not relieve you of the obligation to pay income taxes on the taxable portion of any distribution.

•  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts.

In addition, before the Annuity Date, you may exchange all or a portion of your Contract Value for another annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied.

You should consult your tax advisor in connection with an exchange for or of a Contract.

•  Transfers of a Contract

A Contract that is transferred by assignment to another person or entity may result in taxable income to the owner in the year the Contract is transferred. You should consult your tax advisor before making such a transfer.

•  EFILI's Tax Status

EFILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If EFILI is taxed on investment income or capital gains of the Variable Account, then EFILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

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OTHER CONTRACT PROVISIONS

You should be aware of the following important provisions of your Contract.

1.  Owner. Owners have rights and privileges as specified in the Contract. Joint Owners must be spouses on the Contract Date. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint Ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Purchase Payment among the Investment Options.

You may not remove an Owner unless the removal is pursuant to a court order.

After the Contract Date, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate the Purchase Payment among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals, if the Contact has a Contract Value; (e) change Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (f) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, changes of the Annuity Date and changes of Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

2.  Annuitant(s). You must be the Annuitant(s). If the Contract is owned by a trust, the grantor of the trust must be an Annuitant. You may name a joint Annuitant as long as the joint Annuitant is the spouse of the Annuitant on the Contract Date.

You may not add or remove the Annuitant(s) after the Contract Date unless the removal is pursuant to a court order.

Your eligibility for benefits under the Guaranteed Withdrawal Benefit For Life feature is determined by the age of the Annuitant(s). The GWB Amount that is available once you are eligible under the Guaranteed Withdrawal Benefit For Life feature depends on a number of factors, including the number of Annuitants on the Contract Date and the age of the youngest Annuitant when your first withdrawal is made. If an Annuitant's age has been misstated we will adjust the GWB Amount to reflect the actual age. If we have previously overpaid GWB Amounts and the GWB Amounts have been converted to an annuity income option as described in Conversion of GWB Amount Payments, we will suspend any future GWB Amounts until we have recovered the amount of the overpayment. If the Contract has terminated, we reserve the right to recover the amount of any overpayment from your estate. If we have previously underpaid GWB Amounts and the GWB Amounts have been converted to an annuity income option as described in Conversion of GWB Amount Payments, we will make a lump sum payment equal to the amount previously underpaid plus interest at 6% per annum, compounded annually. The previously underpaid GWB Amount will be deducted from the Contract Value.

If you choose to receive Annuity Income using the Contract Value and annuity purchase rates, the amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly Annuity Income to reflect the actual age and/or sex. If we have previously overpaid monthly Annuity Income, we will withhold monthly Annuity Income until we have recovered the amount of the overpayment. If Annuity Income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly Annuity Income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

3.  Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If the Contract has a joint Annuitant, the joint Annuitant will be treated as the primary Beneficiary over any other named Beneficiaries.

If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us. We reserve the right to reject any Beneficiary designation that we deem to be unadministerable or which may include designations that contain contingencies that could delay payment or designations that would require us to refer to external documents or the outcome of legal proceedings.

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After the death of all the Owners and Annuitants, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Government Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will pay any Beneficiary who has provided us with required tax withholding and other forms. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4.  Assignment. A Qualified Contract may not be assigned. A Non-qualified Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Code; (b) a Contract owned by a person may be transferred to a person's spouse; (c) a Contract owned by one or two individual(s) may be transferred to a trust of which the individual(s) is(are) the grantor(s) and (d) a Contract owned by a trust may be transferred to the trust's grantor(s) or a beneficiary of the trust. Assignments under (c) and (d) may result in a taxable distribution to the transferor. You should consult your tax advisor before making such a transfer.

5.  Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6.  Notification of Death. If there are two Owners, each is responsible for notifying us of the death of the other Owner and the death of any Annuitant. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If we provide too many GWB Amount payments or annuity income payments because we are not notified of an Annuitant's death, we may take legal action to recover the overpayment.

7.  Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR LLC, our parent company. Fidelity Distributors Company LLC ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917.

We pay FIA first year sales compensation of not more than 3% of Purchase Payments received.

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

•  Reductions of the Minimum Purchase Payment

We may reduce the minimum Purchase Payment requirement for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payment, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

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More About the Investment Options and the Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a)  is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b)  is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

(c)  is the sum of:

(1)  the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2)  the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page v of the Fee Table.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

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We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. This means that the voting instructions of a small number of Owners could determine the outcome of any proposal for all Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

Neither EFILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

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Appendix A: Guaranteed Withdrawal Benefit for Life Examples

Example 1.

Assume your Contract has one Annuitant who is age 65 and you made a $25,000 Purchase Payment on the Contract Date. Assume you make one withdrawal in the first Contract Year equal to your eligible GWB Amount ($1,250 = 5% Withdrawal Percentage multiplied by the $25,000 GWB Value). Your GWB Value would be $25,000 for the entire 1st Contract Year. If your Contract Value is $30,000 at time of the first Contract Anniversary, your GWB Value will be increased to $30,000 and your GWB Amount for the 2nd Contract Year would be increased to $1,500 to reflect the increased GWB Value.

In the same example, if the Contract Value was $20,000 at time of the first Contract Anniversary, the GWB Value would be unchanged on the Contract Anniversary and would remain at $25,000. Similarly, the GWB Amount would also be unchanged and remain $1,250.

Example 2.

Assume your Contract has one Annuitant who is age 67 and you made a $100,000 Purchase Payment on the Contract Date. If you make no withdrawals during the first Contract Year your GWB Value would be $100,000 for the whole Contract Year. Further assume that you make a $3,000 Gross Withdrawal during the first Contract Year. This withdrawal will establish the Withdrawal Percentage as 5% and the GWB Amount as $5,000. Because the withdrawal does not exceed your eligible GWB Amount, there are no Surrender Charges applicable to this withdrawal and there is no reduction to the GWB Value. Your Contract Value will be reduced by $3,000, the amount of the withdrawal.

Further assume that later in that first Contract Year, you make a second Gross Withdrawal, this time for $10,000. At the time of this $10,000 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $3,000. Therefore, $2,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($8,000) is treated as an excess withdrawal. Assume your Contract Value would have been $104,000 at the end of the Valuation Period had you not taken the withdrawal. Your GWB Value will be reduced by 7.84%. The 7.84% reduction is determined by dividing the $8,000 Excess Withdrawal by $102,000 ($104,000 - $2,000 determined above) resulting in a new GWB Value of $92,160 ($100,000 GWB Value minus [$100,000 multiplied by .0784]). Additionally, a $160 Surrender Charge is due on the $10,000 Gross Withdrawal (2% of the $8,000 excess withdrawal).

Further assume that you make a third withdrawal in the first Contract Year, this time for $5,000. At the time of this $5,000 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $13,000. Therefore, all $5,000 of the withdrawal is treated as an excess withdrawal. If your Contract Value would have been $90,000 at the end of the Valuation Period had you not taken the withdrawal, your GWB Value will reduce by 5.56% ($5,000 Excess Withdrawal divided by $90,000) resulting in a new GWB Value of $87,036 ($92,160 GWB Value minus [$92,160 multiplied by .0556]). A $100 Surrender Charge is due on the $5,000 Gross Withdrawal (2% of the $5,000 excess withdrawal).

Example 3.

Assume your Contract has one Annuitant who is currently age 84 and you made a $100,000 Purchase Payment 18 years ago. Assume also that your GWB Value is still $100,000 and your GWB Amount, which you have been withdrawing every year, is $5,000. Assume you take your first withdrawal of $5,000 in the current Contract Year and that your Contract Value would have been $6,000 at the end of the Valuation Period had you not taken the withdrawal. The Contract Value after the withdrawal is $1,000 which is below the amount which will trigger the conversion of your Contract on the first of the month following your next Contract Anniversary. Assuming you make no further withdrawals prior to the conversion date, we will begin GWB Amount payments of $5,000 each year for so long as any Annuitant is alive.

The Following examples are specific to Qualified Contracts and are provided to help illustrate the impact of required minimum distributions (RMD's) and the impact to the contract of taking the RMD's under various circumstances.

Assumptions common to examples 4-6.

Assume your Contract Date is 6 years in the past and your Contract has one Annuitant who is age 75. Also assume that your GWB Value is $100,000, your GWB Amount is $5,000 and your required minimum distribution, as computed exclusively by us, is $5,300 for the current calendar year. Assume further that you have not yet made any withdrawals from your Contract in the current Contract Year, nor have you made any withdrawals in the current calendar year. Also, assume that your next Contract Anniversary will occur in the following calendar year and that your GWB Value did not increase on your Contract Anniversary in the current calendar year.

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Example 4.

To satisfy your RMD, you request a $5,300 withdrawal outside of our Systematic Withdrawal Program. At the time of this $5,300 withdrawal, the GWB Amount is $5,000 and the sum of all prior withdrawals in this Contract Year is $0. Therefore, $5,000 of the withdrawal is treated as a withdrawal of your GWB Amount and the remainder of the withdrawal ($300) is treated as an excess withdrawal. A reduction in your GWB Value will occur because you did not participate in the Systematic Withdrawal Program to receive this withdrawal and you did not meet all of the other criteria as stated on page 13 of this prospectus to receive the greater of your GWB Amount and your RMD. To demonstrate the reduction, assume your Contract Value would have been $103,000 at the end of the Valuation Period had you not taken the withdrawal. After your withdrawal is processed, your Contract Value will be $97,700 and your GWB Value will be reduced by 0.31%. The 0.31% reduction is determined by dividing the $300 excess withdrawal by $98,000 ($103,000 - $5,000 determined above) resulting in a new GWB Value of $99,690 ($100,000 GWB Value minus [$100,000 multiplied by .0031]).

Example 5.

Alternatively, assume that at the beginning of the year, you had been signed up for a monthly systematic withdrawal of your GWB Amount. Each month we will pay an amount so that we will have paid the greater of your GWB Amount or RMD, in this case $5,300, by the end of the calendar year. Since the withdrawal to cover your RMD was taken through our SWP program, your GWB Value will still be $100,000. We have assumed that all of the conditions for receiving the greater of your GWB Amount and your RMD as shown on page 13 of this prospectus have been met.

Example 6.

Assume instead that you sign up for a systematic withdrawal of your GWB Amount in September. In order to meet your RMD requirements, you would need to elect an annual payment frequency from the SWP program so that we are able to pay a full year's worth of payments on a systematic basis prior to the end of the calendar year. Note that any frequency of payment other than annual in this case will not allow you to meet your RMD. After the withdrawal of $5,300, your GWB Value will still be $100,000 since the withdrawal to cover your RMD was taken through our SWP program. We have assumed that all of the conditions for receiving an RMD exception as shown on page 13 of the prospectus have been met.

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Appendix B: Table of Accumulation Unit Values

Accumulation unit values below reflect Total Separate Account Annual Fees of 1.10% for one Annuitant and 1.25% for two Annuitants

Fidelity VIP Balanced Investor Class Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	20.61	24.93	1,620,878
2019	16.75	20.61	1,818,541
2018	17.70	16.75	2,028,468
2017	15.39	17.70	2,251,604
2016	14.52	15.39	2,511,783
2015	14.60	14.52	2,762,728
2014	13.40	14.60	3,040,025
2013	11.33	13.40	3,344,468
2012	9.97	11.33	3,676,157
2011	10.46	9.97	3,904,009

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	20.22	24.44	737,369
2019	16.47	20.22	778,021
2018	17.42	16.47	847,404
2017	15.17	17.42	916,835
2016	14.33	15.17	1,059,318
2015	14.44	14.33	1,170,558
2014	13.27	14.44	1,228,852
2013	11.24	13.27	1,195,402
2012	9.90	11.24	1,242,790
2011	10.41	9.90	1,491,947

EGMWB

29

Fidelity VIP FundsManager 60% Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	17.19	19.57	1,999,471
2019	14.42	17.19	2,186,222
2018	15.59	14.42	2,584,653
2017	13.47	15.59	2,953,925
2016	13.00	13.47	3,279,441
2015	13.09	13.00	3,628,585
2014	12.56	13.09	4,016,672
2013	10.70	12.56	4,338,172
2012	9.70	10.70	4,676,371
2011	10.01	9.70	4,938,499

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	16.87	19.18	385,744
2019	14.18	16.87	411,962
2018	15.35	14.18	453,645
2017	13.28	15.35	576,835
2016	12.84	13.28	617,820
2015	12.95	12.84	670,865
2014	12.44	12.95	706,948
2013	10.62	12.44	851,085
2012	9.64	10.62	879,925
2011	9.96	9.64	927,910

Fidelity VIP Government Money Market Investor Class Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	9.65	9.58	46,129
2019	9.57	9.65	70,171
2018	9.52	9.57	55,370
2017	9.57	9.52	6,044
2016	9.66	9.57	71,747
2015	9.76	9.66	23,201
2014	9.87	9.76	34,452
2013	9.98	9.87	72,688
2012	10.08	9.98	45,334
2011	10.18	10.08	23,704

EGMWB

30

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	9.48	0.00	0
2019	9.41	9.48	0
2018	9.38	9.41	7,398
2017	9.43	9.38	0
2016	9.53	9.43	0
2015	9.65	9.53	2,220
2014	9.78	9.65	0
2013	9.90	9.78	0
2012	10.01	9.90	0
2011	10.13	10.01	0

Any Subaccounts that were not part of the Variable Account in 2020 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

EGMWB

31

Appendix C: Table of Accumulation Unit Values

Accumulation Unit Values below reflect Total Separate Account Annual Fees of 1.25% for one Annuitant and 1.40% for two Annuitants

Fidelity VIP Balanced Investor Class Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	35.40	42.77	132,892
2019	28.82	35.40	139,562
2018	30.50	28.82	172,288
2017	26.56	30.50	226,935
2016	25.09	26.56	256,672
2015	25.28	25.09	299,820
2014	23.23	25.28	355,312
2013	19.68	23.23	368,450
2012	17.33	19.68	390,661
2011	18.23	17.33	394,137

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	34.81	41.99	105,475
2019	28.38	34.81	110,320
2018	30.08	28.38	115,584
2017	26.23	30.08	120,548
2016	24.82	26.23	123,811
2015	25.04	24.82	127,483
2014	23.05	25.04	128,371
2013	19.56	23.05	105,624
2012	17.25	19.56	97,160
2011	18.17	17.25	110,422

EGMWB

32

Fidelity VIP FundsManager 60% Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	25.44	28.92	584,942
2019	21.38	25.44	648,575
2018	23.14	21.38	750,557
2017	20.03	23.14	814,399
2016	19.36	20.03	1,031,641
2015	19.52	19.36	1,150,687
2014	18.76	19.52	1,271,865
2013	16.01	18.76	1,327,537
2012	14.53	16.01	1,375,139
2011	15.02	14.53	1,466,061

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	25.01	28.39	255,457
2019	21.05	25.01	266,841
2018	22.82	21.05	303,749
2017	19.79	22.82	317,769
2016	19.15	19.79	329,936
2015	19.34	19.15	384,611
2014	18.61	19.34	438,700
2013	15.91	18.61	728,964
2012	14.46	15.91	748,710
2011	14.97	14.46	741,776

Fidelity VIP Government Money Market Investor Class Subaccount
One Annuitant

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	9.22	9.13	22,049
2019	9.15	9.22	34,060
2018	9.12	9.15	61,666
2017	9.17	9.12	7,552
2016	9.27	9.17	33,370
2015	9.39	9.27	7,552
2014	9.51	9.39	0
2013	9.62	9.51	0
2012	9.74	9.62	0
2011	9.85	9.74	0

EGMWB

33

Two Annuitants

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2020	9.06	0.00	0
2019	9.01	9.06	0
2018	8.99	9.01	0
2017	9.06	8.99	0
2016	9.17	9.06	0
2015	9.30	9.17	0
2014	9.43	9.30	0
2013	9.56	9.43	0
2012	9.69	9.56	0
2011	9.82	9.69	0

Any Subaccounts that were not part of the Variable Account in 2020 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

EGMWB

34

Table of Contents of the Statement of Additional Information

Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	2
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3

EGMWB-PRO-0421
1.850776.115

EGMWB

35

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INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1.  This Disclosure Statement addresses the Federal income tax treatment of the modified single premium deferred variable annuity Contract (the "Contract") that is issued by Empire Fidelity Investments Life Insurance Company® ("EFILI") through Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal of tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS") and is therefore subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2.  You are allowed to revoke or cancel your Contract within ten (10) days of the later of (1) the date of the application for the Contract; or (2) the date you receive the Contract. Upon revocation, EFILI will refund the greater of: (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses, or (2) your Purchase Payment plus the investment performance of the Government Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0051

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any question regarding this procedure may be directed to a Fidelity Annuity Specialist at 1-800-544-2442.

Contributions

3.  You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from a IRA account or another IRA annuity.

4.  Subsequent contributions will not be accepted although the single premium for the Contract may be paid from different sources described in paragraph 3 above and received by us on different dates.

5.  No deduction is allowed for a rollover contribution.

Investments

6.  Your entire interest in the Contract is nonforfeitable.

7.  The Contract is not transferable and is established for the exclusive benefit of you and your designated beneficiary or beneficiaries.

Distributions

8.  A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any.

9.  If a distribution from the Contract is made before you attain age 59 1/2, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is part of a series of substantially equal periodic payments over your life (of life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (4) satisfies some other specified exception to the penalty law.

10.  The entire interest in your IRA must be distributed or commence to be distributed no later than your Required Beginning Date ("RBD"). If you were born after June 30, 1949, your RBD is April 1 of the year following the calendar year in which you reach

GGI IRA DISC

Not Part of the Prospectus

age 72. If you were born before July 1, 1949, your RBD is April 1 of the year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year.

11.  You may select one of the following methods to take the required minimum distributions ("RMDs") that your IRA is subject to under the Code:

(a)  Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the Code's RMDs. In order to ensure we do not treat that part of your RMD that exceeds the GWB Amount as an excess Gross Withdrawal, you must agree to receive your RMD through our Systematic Withdrawal Program. See Systematic Withdrawal Program of the prospectus for additional details.

OR

(b)  Distribution as an annuity over your life or your life and the life of your spouse if designated by you. In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period or the amount of any refund feature under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. See Annuity Date of the prospectus for additional details. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

12.  Once distributions are required to begin, they must not be less than the amount each year (determined in accordance with IRS Regulations) which would exhaust the value of all your IRAs over the required distribution period. You will be subject to a 50% excise tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

13.  If on December 20, 2019 your IRA was a "Qualified Annuity", as defined by (a)(4)(B) of Section 401 of the Setting Every Community Up for Retirement Enhancement Act of 2019 ("SECURE Act"), then upon your death any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death.

14.  If on December 20, 2019 your IRA was not a "Qualified Annuity", as defined by (a)(4)(B) of Section 401 of the SECURE Act, then upon your death the entire balance must be distributed to the designated beneficiary within ten (10) years unless:

(a)  The designated beneficiary is your surviving spouse who either treats the IRA as his or her own IRA or elects to receive payments over his or her life commencing at any date prior to the later of (i) December 31 of the calendar year immediately following the calendar year of your death, or (ii) December 31 of the calendar year in which you would have reached age 72;

OR

(b)  The designated beneficiary is an Eligible Designated Beneficiary, as defined under (III) through (V) of 401(a)(9)(E) of the Code, due to being disabled, chronically ill, or not more than 10 years younger than the deceased ("EDB"), and

(i)  Empire Fidelity Investments Life Insurance Company is offering annuitization to such EDBs at the time the EDB submits the settlement claim, and

(ii)  The EDB elects to have the IRA distributed over his or her lifetime by electing annuitization within 60 days of date of death with distributions beginning within one year of the date of the death. The determination of whether a designated beneficiary is an EDB is made as of the date of the owner's death.

OR

(c)  The beneficiary is a nonnatural person, in which case the distribution requirements will depend on whether you die before or after the Annuity Date:

(i)  If you die before the Annuity Date, the entire balance must be distributed within five (5) years.

(ii)  If you die after the Annuity Date, the remaining balance must be distributed at least as rapidly as under the method of distribution being used at the time of death

15.  Special rules apply with respect to rollovers and transfers from IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

16.  You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

GGI IRA DISC

Not Part of the Prospectus

2

17.  The Contract has not been approved as to form for use as an IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

18.  Further information concerning IRA and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

19.  The Contract may cease to be an IRA because of a prohibited transaction. Generally, a prohibited transaction is any improper use of the Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA as of the first day of the taxable year. You must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Financial Information

20.  The value of your investment will depend on how you allocate your Purchase Payment to the available Investment Options and the actual investment performance of the Investment Options you choose. No minimum Contract Value is guaranteed. The Contract provides for a withdrawal benefit (Guaranteed Withdrawal Benefit For Life feature) where you may make withdrawals of a guaranteed amount each Contract Year starting when the youngest Annuitant turns 59 1/2. The amount you can withdraw under this benefit depends on the age and number of Annuitants at the time of first withdrawal following the youngest Annuitant turning 59 1/2. In general, the guaranteed amount will not decrease unless you withdraw more than the allowable guaranteed amount during a Contract Year. See your prospectus for a more detailed description.

21.  As further described in the prospectus, the following are all the charges that EFILI currently makes:

(a)  Administrative Charge

EFILI deducts a daily charge from the assets of the Investment Options equivalent to an annual rate of 0.25%.

(b)  Mortality and Expense Risk Charge

EFILI deducts a daily charge from the assets of the Investment Options equivalent to an annual rate of 1.15%1 if the Contract has two Annuitants on the Contract Date. For a Contract with only one Annuitant on the Contract Date, the annual rate is 1.00%1.

(c)  Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio.

(d)  Surrender Charge

EFILI will assess a 2% Surrender Charge on withdrawals during the first five Contract Years. No Surrender Charge is applied to withdrawals (1) under the Guaranteed Withdrawal Benefit For Life feature; or (2) taken to comply with the required minimum distributions and are taken as part of a Systematic Withdrawal Program offered by EFILI; or (3) that are required following the death of an Owner. A Surrender Charge will not be assessed on the Annuity Date.

1  For Contracts purchased prior to 1/1/2009 a daily charge equivalent to an annual rate of 1.00% is deducted if the Contract has two annuitants and 0.85% if the Contract has one annuitant.

GGI IRA DISC

Not Part of the Prospectus

3

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

GROWTH AND GUARANTEED INCOME ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2021

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company® (the "Company") through Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2021, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

Table of Contents
PAGE
Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	2
Legal Matters	2
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

EGMWB-PTB-0421
1.850777.115

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a)  Is the value of the assets at the end of the preceding Valuation Period;

(b)  Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c)  Is the sum of:

(1)  The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2  The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of the Total Separate Account Fees as shown on page v of the Fee Table.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, or the executors or administrators of the Annuitant's estate.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Empire Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Empire Fidelity Investments Life. The offering of the contract has been discontinued although you may continue to make exchanges among the Subaccounts.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2020 and 2019 and for each of the three years in the period ended December 31, 2020, and the financial statements of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A as of December 31, 2020 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, Massachusetts 02210.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Empire Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Empire Fidelity Investments Life Insurance Company provided herein.

3

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Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2020

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class	VIP – Growth	VIP – Growth Investor Class
Assets:
Investments at market value	$22,705	$176,562	$5,887	$35,614	$41,974	$42,707	$74,727	$61,214
Receivable from EFILI	2	—	5	—	23	—	24	—
Total assets	22,707	176,562	5,892	35,614	41,997	42,707	74,751	61,214
Liabilities:
Payable to EFILI	—	1	—	—	—	—	—	—
Total net assets	$22,707	$176,561	$5,892	$35,614	$41,997	$42,707	$74,751	$61,214
Net Assets:
Retirement Reserves	$22,318	$—	$4,931	$—	$37,956	$—	$70,290	$—
Income Advantage	389	—	961	—	4,041	—	4,461	—
Personal Retirement	—	175,918	—	35,614	—	42,707	—	61,214
Freedom Lifetime Income	—	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	643	—	—	—	—	—	—
Total net assets	$22,707	$176,561	$5,892	$35,614	$41,997	$42,707	$74,751	$61,214
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	1,057	—	81	—	268	—	247	—
Unit Value	$21.11	$—	$61.16	$—	$141.40	$—	$284.50	$—
Income Advantage:
Units Outstanding	19	—	16	—	30	—	16	—
Unit Value	$20.21	$—	$58.55	$—	$135.36	$—	$272.36	$—
Personal Retirement:
Units Outstanding	—	16,061	—	1,751	—	1,476	—	1,061
Highest Unit Value	$—	$11.74	$—	$27.99	$—	$44.42	$—	$84.64
Lowest Unit Value	$—	$10.29	$—	$17.88	$—	$26.91	$—	$54.70
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	68	—	—	—	—	—	—
Highest Unit Value	$—	$9.58	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$9.13	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Unit Value	$—	$9.39	$—	$—	$—	$—	$—	$—
Lowest Unit Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager	VIP – Asset Manager Investor Class
Assets:
Investments at market value	$8,512	$20,602	$18,256	$92,809	$26,863	$28,373
Receivable from EFILI	—	—	14	—	9	—
Total assets	8,512	20,602	18,270	92,809	26,872	28,373
Liabilities:
Payable to EFILI	4	—	—	—	—	—
Total net assets	$8,508	$20,602	$18,270	$92,809	$26,872	$28,373
Net Assets:
Retirement Reserves	$8,099	$—	$15,998	$—	$25,586	$—
Income Advantage	409	—	2,272	—	1,286	—
Personal Retirement	—	20,602	—	92,809	—	28,373
Freedom Lifetime Income	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$8,508	$20,602	$18,270	$92,809	$26,872	$28,373
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	121	—	317	—	337	—
Unit Value	$66.80	$—	$50.44	$—	$75.99	$—
Income Advantage:
Units Outstanding	6	—	47	—	18	—
Unit Value	$63.95	$—	$48.29	$—	$72.74	$—
Personal Retirement:
Units Outstanding	—	903	—	5,485	—	1,192
Highest Value	$—	$30.89	$—	$19.38	$—	$31.02
Lowest Value	$—	$22.50	$—	$15.05	$—	$22.13
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class	VIP – Balanced	VIP – Balanced Investor Class
Assets:
Investments at market value	$321,707	$8,139	$10,957	$139,185	$193,861	$16,448	$277,384
Receivable from EFILI	22	5	—	50	—	—	1
Total assets	321,729	8,144	10,957	139,235	193,861	16,448	277,385
Liabilities:
Payable to EFILI	—	—	—	—	—	25	—
Total net assets	$321,729	$8,144	$10,957	$139,235	$193,861	$16,423	$277,385
Net Assets:
Retirement Reserves	$56,257	$7,782	$—	$130,625	$—	$14,731	$—
Income Advantage	5,318	362	—	8,610	—	1,692	—
Personal Retirement	260,154	—	10,957	—	193,861	—	208,838
Freedom Lifetime Income	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	68,547
Total net assets	$321,729	$8,144	$10,957	$139,235	$193,861	$16,423	$277,385
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	469	144	—	864	—	302	—
Unit Value	$119.86	$54.00	$—	$151.24	$—	$48.85	$—
Income Advantage:
Units Outstanding	46	7	—	59	—	37	—
Unit Value	$114.75	$51.70	$—	$144.79	$—	$46.76	$—
Personal Retirement:
Units Outstanding	6,280	—	394	—	4,518	—	6,188
Highest Value	$58.11	$—	$37.15	$—	$62.41	$—	$48.24
Lowest Value	$39.89	$—	$25.69	$—	$41.22	$—	$30.48
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	1,754
Highest Value	$—	$—	$—	$—	$—	$—	$42.77
Lowest Value	$—	$—	$—	$—	$—	$—	$24.93
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	843
Highest Value	$—	$—	$—	$—	$—	$—	$41.99
Lowest Value	$—	$—	$—	$—	$—	$—	$24.44

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class
Assets:
Investments at market value	$1,902	$13,703	$15,792	$25,277	$27,829	$96,747	$25,448	$50,660
Receivable from EFILI	—	—	11	—	24	—	14	—
Total assets	1,902	13,703	15,803	25,277	27,853	96,747	25,462	50,660
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—
Total net assets	$1,902	$13,703	$15,803	$25,277	$27,853	$96,747	$25,462	$50,660
Net Assets:
Retirement Reserves	$1,830	$—	$14,238	$—	$25,506	$—	$22,306	$—
Income Advantage	72	—	1,565	—	2,347	—	3,156	—
Personal Retirement	—	13,703	—	25,277	—	96,747	—	50,660
Freedom Lifetime Income	—	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$1,902	$13,703	$15,803	$25,277	$27,853	$96,747	$25,462	$50,660
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	34	—	284	—	292	—	370	—
Unit Value	$53.56	$—	$50.12	$—	$87.21	$—	$60.23	$—
Income Advantage:
Units Outstanding	1	—	32	—	28	—	54	—
Unit Value	$51.73	$—	$47.98	$—	$83.49	$—	$57.77	$—
Personal Retirement:
Units Outstanding	—	293	—	738	—	1,157	—	1,584
Highest Value	$—	$71.08	$—	$47.69	$—	$142.05	$—	$49.97
Lowest Value	$—	$45.10	$—	$32.44	$—	$76.72	$—	$28.26
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value Strategies	VIP – Value Strategies Investor Class	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Assets:
Investments at market value	$3,696	$12,192	$1,929	$12,881	$35,633	$110,891	$1,191	$3,982
Receivable from EFILI	1	—	—	—	23	1	1	—
Total assets	3,697	12,192	1,929	12,881	35,656	110,892	1,192	3,982
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—
Total net assets	$3,697	$12,192	$1,929	$12,881	$35,656	$110,892	$1,192	$3,982
Net Assets:
Retirement Reserves	$3,209	$—	$1,868	$—	$33,119	$—	$1,157	$—
Income Advantage	488	—	61	—	2,537	—	35	—
Personal Retirement	—	12,192	—	12,881	—	110,892	—	3,982
Freedom Lifetime Income	—	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$3,697	$12,192	$1,929	$12,881	$35,656	$110,892	$1,192	$3,982
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	93	—	55	—	385	—	79	—
Unit Value	$34.48	$—	$34.05	$—	$86.02	$—	$14.60	$—
Income Advantage:
Units Outstanding	15	—	2	—	31	—	2	—
Unit Value	$33.30	$—	$32.74	$—	$82.71	$—	$14.04	$—
Personal Retirement:
Units Outstanding	—	406	—	395	—	1,285	—	465
Highest Value	$—	$60.49	$—	$36.71	$—	$175.47	$—	$11.97
Lowest Value	$—	$28.92	$—	$29.67	$—	$76.20	$—	$8.11
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class
Assets:
Investments at market value	$15,966	$70,414	$1,304	$12,902	$2,065	$14,282	$2,580	$22,275
Receivable from EFILI	7	—	—	—	1	—	3	—
Total assets	15,973	70,414	1,304	12,902	2,066	14,282	2,583	22,275
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—	—
Total net assets	$15,973	$70,414	$1,304	$12,902	$2,066	$14,282	$2,583	$22,275
Net Assets:
Retirement Reserves	$15,034	$—	$1,293	$—	$1,998	$—	$2,348	$—
Income Advantage	939	—	11	—	68	—	235	—
Personal Retirement	—	70,414	—	12,902	—	14,282	—	22,275
Freedom Lifetime Income	—	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—	—
Total net assets	$15,973	$70,414	$1,304	$12,902	$2,066	$14,282	$2,583	$22,275
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	208	—	67	—	35	—	45	—
Unit Value	$72.13	$—	$19.18	$—	$57.89	$—	$52.24	$—
Income Advantage:
Units Outstanding	13	—	1	—	1	—	5	—
Unit Value	$69.36	$—	$18.44	$—	$55.67	$—	$50.23	$—
Personal Retirement:
Units Outstanding	—	1,066	—	571	—	381	—	435
Highest Value	$—	$92.98	$—	$42.04	$—	$59.21	$—	$91.45
Lowest Value	$—	$63.95	$—	$16.75	$—	$33.91	$—	$50.58
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—	—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class
Assets:
Investments at market value	$2,469	$13,974	$5,340	$65,259	$2,683	$36,305
Receivable from EFILI	1	—	3	—	—	—
Total assets	2,470	13,974	5,343	65,259	2,683	36,305
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$2,470	$13,974	$5,343	$65,259	$2,683	$36,305
Net Assets:
Retirement Reserves	$2,316	$—	$4,441	$—	$2,558	$—
Income Advantage	154	—	902	—	125	—
Personal Retirement	—	13,974	—	65,259	—	36,305
Freedom Lifetime Income	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$2,470	$13,974	$5,343	$65,259	$2,683	$36,305
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	61	—	193	—	88	—
Unit Value	$37.67	$—	$23.06	$—	$29.00	$—
Income Advantage:
Units Outstanding	4	—	40	—	4	—
Unit Value	$36.38	$—	$22.30	$—	$28.10	$—
Personal Retirement:
Units Outstanding	—	582	—	3,396	—	1,168
Highest Value	$—	$53.86	$—	$23.37	$—	$59.25
Lowest Value	$—	$22.33	$—	$16.21	$—	$29.41
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Assets:
Investments at market value	$1,929	$15,689	$923	$5,013
Receivable from EFILI	—	—	—	—
Total assets	1,929	15,689	923	5,013
Liabilities:
Payable to EFILI	—	—	—	—
Total net assets	$1,929	$15,689	$923	$5,013
Net Assets:
Retirement Reserves	$1,571	$—	$923	$—
Income Advantage	358	—	—	—
Personal Retirement	—	15,689	—	5,013
Freedom Lifetime Income	—	—	—	—
Growth and Guaranteed Income	—	—	—	—
Total net assets	$1,929	$15,689	$923	$5,013
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	58	—	50	—
Unit Value	$26.91	$—	$18.52	$—
Income Advantage:
Units Outstanding	14	—	—	—
Unit Value	$26.08	$—	$—	$—
Personal Retirement:
Units Outstanding	—	520	—	267
Highest Value	$—	$53.90	$—	$20.30
Lowest Value	$—	$27.85	$—	$16.63
Freedom Lifetime Income:
Units Outstanding	—	—	—	—
Unit Value	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—
Highest Value	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Assets:
Investments at market value	$977	$2,532	$1,154	$5,550	$1,281	$9,329
Receivable from EFILI	—	—	—	—	—	—
Total assets	977	2,532	1,154	5,550	1,281	9,329
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$977	$2,532	$1,154	$5,550	$1,281	$9,329
Net Assets:
Retirement Reserves	$977	$—	$1,154	$—	$1,281	$—
Income Advantage	—	—	—	—	—	—
Personal Retirement	—	2,532	—	5,550	—	9,329
Freedom Lifetime Income	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$977	$2,532	$1,154	$5,550	$1,281	$9,329
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	47	—	50	—	52	—
Unit Value	$20.73	$—	$23.08	$—	$24.62	$—
Income Advantage:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Personal Retirement:
Units Outstanding	—	115	—	221	—	352
Highest Value	$—	$25.83	$—	$29.27	$—	$31.32
Lowest Value	$—	$19.08	$—	$21.21	$—	$22.43
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Assets:
Investments at market value	$2,606	$23,226	$2,185	$21,612	$1,304	$20,180
Receivable from EFILI	—	1	—	—	—	—
Total assets	2,606	23,227	2,185	21,612	1,304	20,180
Liabilities:
Payable to EFILI	—	—	—	—	—	—
Total net assets	$2,606	$23,227	$2,185	$21,612	$1,304	$20,180
Net Assets:
Retirement Reserves	$2,606	$—	$2,185	$—	$1,304	$—
Income Advantage	—	—	—	—	—	—
Personal Retirement	—	23,227	—	21,612	—	20,180
Freedom Lifetime Income	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—
Total net assets	$2,606	$23,227	$2,185	$21,612	$1,304	$20,180
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	102	—	79	—	46	—
Unit Value	$25.61	$—	$27.66	$—	$28.57	$—
Income Advantage:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Personal Retirement:
Units Outstanding	—	882	—	752	—	682
Highest Value	$—	$34.85	$—	$38.27	$—	$41.60
Lowest Value	$—	$24.01	$—	$26.04	$—	$27.82
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class	VIP – FundsManager 50% Investor Class
Assets:
Investments at market value	$1,604	$1,100	$2,645	$1,353	$22,784	$66,909	$158,377
Receivable from EFILI	3	4	2	1	—	5	24
Total assets	1,607	1,104	2,647	1,354	22,784	66,914	158,401
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$1,607	$1,104	$2,647	$1,354	$22,784	$66,914	$158,401
Net Assets:
Retirement Reserves	$—	$—	$—	$1,286	$—	$3,657	$11,794
Income Advantage	—	—	—	68	—	629	3,492
Personal Retirement	—	—	—	—	22,784	62,089	138,341
Freedom Lifetime Income	1,607	1,104	2,647	—	—	539	4,774
Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$1,607	$1,104	$2,647	$1,354	$22,784	$66,914	$158,401
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	—	—	—	51	—	221	562
Unit Value	$—	$—	$—	$25.13	$—	$16.53	$20.96
Income Advantage:
Units Outstanding	—	—	—	3	—	39	171
Unit Value	$—	$—	$—	$24.40	$—	$16.05	$20.35
Personal Retirement:
Units Outstanding	—	—	—	—	727	3,562	6,039
Highest Value	$—	$—	$—	$—	$49.94	$18.58	$28.40
Lowest Value	$—	$—	$—	$—	$26.92	$15.81	$21.74
Freedom Lifetime Income:
Units Outstanding	79	47	99	—	—	35	242
Unit Value	$20.40	$23.41	$26.85	$—	$—	$15.54	$19.72
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class	VIP – Materials	VIP – Materials Investor Class
Assets:
Investments at market value	$187,601	$122,957	$60,061	$1,140	$18,217	$603	$3,786
Receivable from EFILI	10	13	4	2	—	—	—
Total assets	187,611	122,970	60,065	1,142	18,217	603	3,786
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$187,611	$122,970	$60,065	$1,142	$18,217	$603	$3,786
Net Assets:
Retirement Reserves	$3,703	$5,107	$1,782	$1,012	$—	$603	$—
Income Advantage	917	1,573	465	130	—	—	—
Personal Retirement	104,325	114,843	56,890	—	18,217	—	3,786
Freedom Lifetime Income	7,974	1,447	928	—	—	—	—
Growth and Guaranteed Income	70,692	—	—	—	—	—	—
Total net assets	$187,611	$122,970	$60,065	$1,142	$18,217	$603	$3,786
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	179	221	73	33	—	26	—
Unit Value	$20.68	$23.10	$24.49	$31.04	$—	$22.80	$—
Income Advantage:
Units Outstanding	45	70	19	4	—	—	—
Unit Value	$20.16	$22.43	$23.78	$30.19	$—	$—	$—
Personal Retirement:
Units Outstanding	4,489	4,442	2,010	—	561	—	153
Highest Value	$32.61	$35.93	$42.38	$—	$41.46	$—	$49.29
Lowest Value	$22.18	$25.06	$26.56	$—	$31.26	$—	$22.76
Freedom Lifetime Income:
Units Outstanding	375	66	40	—	—	—	—
Unit Value	$21.21	$21.78	$23.16	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	2,584	—	—	—	—	—	—
Highest Value	$28.92	$—	$—	$—	$—	$—	$—
Lowest Value	$19.57	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	641	—	—	—	—	—	—
Highest Value	$28.39	$—	$—	$—	$—	$—	$—
Lowest Value	$19.18	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	VIP – Bond Index
Assets:
Investments at market value	$1,455	$9,422	$770	$19,376	$868	$16,515	$29,834
Receivable from EFILI	—	—	1	—	2	—	1
Total assets	1,455	9,422	771	19,376	870	16,515	29,835
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$1,455	$9,422	$771	$19,376	$870	$16,515	$29,835
Net Assets:
Retirement Reserves	$1,430	$—	$754	$—	$707	$—	$2,210
Income Advantage	25	—	17	—	163	—	102
Personal Retirement	—	9,422	—	19,376	—	16,515	27,523
Freedom Lifetime Income	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$1,455	$9,422	$771	$19,376	$870	$16,515	$29,835
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	54	—	50	—	59	—	190
Unit Value	$26.40	$—	$15.14	$—	$11.93	$—	$11.65
Income Advantage:
Units Outstanding	1	—	1	—	14	—	9
Unit Value	$25.68	$—	$14.75	$—	$11.77	$—	$11.59
Personal Retirement:
Units Outstanding	—	280	—	981	—	1,329	2,326
Highest Value	$—	$68.31	$—	$42.88	$—	$12.48	$11.86
Lowest Value	$—	$28.16	$—	$16.08	$—	$12.35	$11.81
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco – V.I. Global Core Equity
Assets:
Investments at market value	$15,702	$5,105	$11,804	$7,474	$10,694	$4,758	$5,449
Receivable from EFILI	1	—	1	—	—	—	1
Total assets	15,703	5,105	11,805	7,474	10,694	4,758	5,450
Liabilities:
Payable to EFILI	—	—	—	—	—	—	—
Total net assets	$15,703	$5,105	$11,805	$7,474	$10,694	$4,758	$5,450
Net Assets:
Retirement Reserves	$1,151	$181	$554	$2,243	$1,130	$546	$425
Income Advantage	62	17	27	172	114	169	114
Personal Retirement	14,490	4,907	11,224	5,059	9,450	4,043	4,911
Freedom Lifetime Income	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$15,703	$5,105	$11,805	$7,474	$10,694	$4,758	$5,450
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	83	15	49	62	29	25	16
Unit Value	$13.89	$12.13	$11.40	$36.07	$39.08	$22.09	$25.98
Income Advantage:
Units Outstanding	4	1	2	5	3	8	5
Unit Value	$13.82	$12.06	$11.34	$34.53	$37.41	$21.15	$24.87
Personal Retirement:
Units Outstanding	1,027	398	968	299	523	201	240
Highest Value	$14.14	$12.35	$11.61	$31.07	$24.55	$29.15	$27.46
Lowest Value	$14.09	$12.30	$11.56	$15.24	$15.62	$17.12	$17.12
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	WFF – VT Discovery	WFF – VT Opportunity	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return
Assets:
Investments at market value	$5,596	$1,353	$7,548	$1,537	$44,368	$19,703	$54,796
Receivable from EFILI	3	2	—	1	—	—	—
Total assets	5,599	1,355	7,548	1,538	44,368	19,703	54,796
Liabilities:
Payable to EFILI	—	—	1	—	—	—	1
Total net assets	$5,599	$1,355	$7,547	$1,538	$44,368	$19,703	$54,795
Net Assets:
Retirement Reserves	$5,161	$1,159	$855	$10	$3,028	$1,064	$1,795
Income Advantage	438	196	42	—	9	27	26
Personal Retirement	—	—	6,650	1,528	41,331	18,612	52,974
Freedom Lifetime Income	—	—	—	—	—	—	—
Growth and Guaranteed Income	—	—	—	—	—	—	—
Total net assets	$5,599	$1,355	$7,547	$1,538	$44,368	$19,703	$54,795
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	53	17	53	2	259	73	122
Unit Value	$97.92	$67.73	$16.02	$5.62	$11.68	$14.53	$14.73
Income Advantage:
Units Outstanding	5	3	3	—	1	2	2
Unit Value	$93.74	$64.84	$15.55	$—	$11.41	$14.20	$14.39
Personal Retirement:
Units Outstanding	—	—	458	257	3,396	1,260	3,507
Highest Value	$—	$—	$27.39	$5.98	$12.43	$15.47	$15.67
Lowest Value	$—	$—	$12.83	$5.90	$11.92	$14.16	$14.54
Freedom Lifetime Income:
Units Outstanding	—	—	—	—	—	—	—
Unit Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—	—	—	—	—
Highest Value	$—	$—	$—	$—	$—	$—	$—
Lowest Value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2020

(In thousands, except per unit data)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Assets:
Investments at market value	$34,324	$7,747	$8,451
Receivable from EFILI	—	—	—
Total assets	34,324	7,747	8,451
Liabilities:
Payable to EFILI	—	—	—
Total net assets	$34,324	$7,747	$8,451
Net Assets:
Retirement Reserves	$658	$265	$1,062
Income Advantage	14	—	—
Personal Retirement	33,652	7,482	7,389
Freedom Lifetime Income	—	—	—
Growth and Guaranteed Income	—	—	—
Total net assets	$34,324	$7,747	$8,451
Units Outstanding and Unit Value:
Retirement Reserves:
Units Outstanding	38	26	99
Unit Value	$17.12	$10.31	$10.76
Income Advantage:
Units Outstanding	1	—	—
Unit Value	$16.82	$—	$10.57
Personal Retirement:
Units Outstanding	1,861	687	650
Highest Value	$18.21	$10.96	$11.44
Lowest Value	$17.97	$10.82	$11.29
Freedom Lifetime Income:
Units Outstanding	—	—	—
Unit Value	$—	$—	$—
Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	—	—	—
Highest Value	$—	$—	$—
Lowest Value	$—	$—	$—
Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	—	—	—
Highest Value	$—	$—	$—
Lowest Value	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market	VIP – Government Money Market Investor Class	VIP – High Income	VIP – High Income Investor Class	VIP – Equity-Income	VIP – Equity-Income Investor Class
Income:
Dividends	$74	$498	$290	$1,771	$693	$654
Expenses:
Retirement Reserves:
Mortality and expense risk charges	189	—	39	—	259	—
Administrative and other charges	13	—	2	—	17	—
Total expenses	202	—	41	—	276	—
Income Advantage:
Mortality and expense risk charges	3	—	7	—	28	—
Administrative and other charges	1	—	3	—	9	—
Total expenses	4	—	10	—	37	—
Personal Retirement:
Mortality and expense risk charges	—	235	—	43	—	45
Administrative and other charges	—	98	—	19	—	19
Total expenses	—	333	—	62	—	64
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	6	—	—	—	—
Administrative and other charges	—	2	—	—	—	—
Total expenses	—	8	—	—	—	—
Total expenses	206	341	51	62	313	64
Net investment income (loss)	(132)	157	239	1,709	380	590
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(872)	(201)	(587)	(182)
Realized gain distributions	—	—	—	—	1,795	1,661
Net realized gain (loss) on investments	—	—	(872)	(201)	1,208	1,479
Unrealized appreciation (depreciation)	—	—	696	(625)	280	288
Net increase (decrease) in net assets from operations	$(132)	$157	$63	$883	$1,868	$2,357

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Growth	VIP – Growth Investor Class	VIP – Overseas	VIP – Overseas, Investor Class	VIP – Investment Grade Bond	VIP – Investment Grade Bond Investor Class
Income:
Dividends	$46	$28	$33	$66	$392	$1,937
Expenses:
Retirement Reserves:
Mortality and expense risk charges	438	—	54	—	120	—
Administrative and other charges	29	—	4	—	8	—
Total expenses	467	—	58	—	128	—
Income Advantage:
Mortality and expense risk charges	29	—	3	—	17	—
Administrative and other charges	10	—	1	—	6	—
Total expenses	39	—	4	—	23	—
Personal Retirement:
Mortality and expense risk charges	—	64	—	25	—	108
Administrative and other charges	—	24	—	9	—	43
Total expenses	—	88	—	34	—	151
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	506	88	62	34	151	151
Net investment income (loss)	(460)	(60)	(29)	32	241	1,786
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,790	3,455	(60)	138	160	1,022
Realized gain distributions	5,852	4,248	35	90	6	29
Net realized gain (loss) on investments	8,642	7,703	(25)	228	166	1,051
Unrealized appreciation (depreciation)	14,366	10,146	1,115	2,115	1,078	4,093
Net increase (decrease) in net assets from operations	$22,548	$17,789	$1,061	$2,375	$1,485	$6,930

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager	VIP – Asset Manager Investor Class	VIP – Index 500	VIP – Asset Manager: Growth	VIP – Asset Manager: Growth Investor Class	VIP – Contrafund	VIP – Contrafund Investor Class
Income:
Dividends	$369	$374	$5,028	$81	$102	$303	$302
Expenses:
Retirement Reserves:
Mortality and expense risk charges	174	—	383	52	—	860	—
Administrative and other charges	12	—	26	3	—	57	—
Total expenses	186	—	409	55	—	917	—
Income Advantage:
Mortality and expense risk charges	9	—	37	3	—	59	—
Administrative and other charges	3	—	13	1	—	20	—
Total expenses	12	—	50	4	—	79	—
Personal Retirement:
Mortality and expense risk charges	—	30	284	—	14	—	227
Administrative and other charges	—	13	116	—	5	—	87
Total expenses	—	43	400	—	19	—	314
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—
Total expenses	198	43	859	59	19	996	314
Net investment income (loss)	171	331	4,169	22	83	(693)	(12)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(175)	(142)	28,789	64	181	2,906	7,930
Realized gain distributions	322	345	1,010	102	136	627	889
Net realized gain (loss) on investments	147	203	29,799	166	317	3,533	8,819
Unrealized appreciation (depreciation)	2,907	2,757	10,751	940	1,349	29,072	36,997
Net increase (decrease) in net assets from operations	$3,225	$3,291	$44,719	$1,128	$1,749	$31,912	$45,804

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Balanced	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income	VIP – Growth & Income Investor Class
Income:
Dividends	$208	$3,323	$4	$17	$301	$462
Expenses:
Retirement Reserves:
Mortality and expense risk charges	97	—	11	—	96	—
Administrative and other charges	6	—	1	—	6	—
Total expenses	103	—	12	—	102	—
Income Advantage:
Mortality and expense risk charges	12	—	1	—	10	—
Administrative and other charges	4	—	—	—	4	—
Total expenses	16	—	1	—	14	—
Personal Retirement:
Mortality and expense risk charges	—	271	—	14	—	28
Administrative and other charges	—	89	—	5	—	12
Total expenses	—	360	—	19	—	40
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	567	—	—	—	—
Administrative and other charges	—	154	—	—	—	—
Total expenses	—	721	—	—	—	—
Total expenses	119	1,081	13	19	116	40
Net investment income (loss)	89	2,242	(9)	(2)	185	422
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	250	4,961	(14)	297	146	(231)
Realized gain distributions	205	3,366	23	138	757	1,244
Net realized gain (loss) on investments	455	8,327	9	435	903	1,013
Unrealized appreciation (depreciation)	2,321	37,706	442	2,832	(300)	(186)
Net increase (decrease) in net assets from operations	$2,865	$48,275	$442	$3,265	$788	$1,249

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities	VIP – Growth Opportunities Investor Class	VIP – Mid Cap	VIP – Mid Cap Investor Class	VIP – Value Strategies	VIP – Value Strategies Investor Class
Income:
Dividends	$3	$5	$141	$251	$37	$96
Expenses:
Retirement Reserves:
Mortality and expense risk charges	136	—	143	—	17	—
Administrative and other charges	9	—	9	—	1	—
Total expenses	145	—	152	—	18	—
Income Advantage:
Mortality and expense risk charges	13	—	20	—	2	—
Administrative and other charges	5	—	7	—	1	—
Total expenses	18	—	27	—	3	—
Personal Retirement:
Mortality and expense risk charges	—	80	—	56	—	9
Administrative and other charges	—	32	—	22	—	3
Total expenses	—	112	—	78	—	12
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	163	112	179	78	21	12
Net investment income (loss)	(160)	(107)	(38)	173	16	84
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,197	7,998	(535)	(2,260)	(81)	(431)
Realized gain distributions	1,113	3,481	—	—	149	379
Net realized gain (loss) on investments	2,310	11,479	(535)	(2,260)	68	(52)
Unrealized appreciation (depreciation)	8,496	22,806	3,839	7,610	104	379
Net increase (decrease) in net assets from operations	$10,646	$34,178	$3,266	$5,523	$188	$411

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Utilities	VIP – Utilities Investor Class	VIP – Technology	VIP – Technology Investor Class	VIP – Energy	VIP – Energy Investor Class
Income:
Dividends	$54	$337	$22	$52	$32	$103
Expenses:
Retirement Reserves:
Mortality and expense risk charges	17	—	185	—	8	—
Administrative and other charges	1	—	12	—	1	—
Total expenses	18	—	197	—	9	—
Income Advantage:
Mortality and expense risk charges	1	—	12	—	—	—
Administrative and other charges	—	—	4	—	—	—
Total expenses	1	—	16	—	—	—
Personal Retirement:
Mortality and expense risk charges	—	18	—	95	—	4
Administrative and other charges	—	6	—	41	—	2
Total expenses	—	24	—	136	—	6
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	19	24	213	136	9	6
Net investment income (loss)	35	313	(191)	(84)	23	97
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	46	37	3,054	10,230	(97)	(293)
Realized gain distributions	51	260	489	1,460	—	—
Net realized gain (loss) on investments	97	297	3,543	11,690	(97)	(293)
Unrealized appreciation (depreciation)	(327)	(1,378)	9,258	31,211	(458)	(1,568)
Net increase (decrease) in net assets from operations	$(195)	$(768)	$12,610	$42,817	$(532)	$(1,764)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Health Care	VIP – Health Care Investor Class	VIP – Financial Services	VIP – Financial Services Investor Class	VIP – Industrials	VIP – Industrials Investor Class
Income:
Dividends	$79	$307	$26	$253	$10	$63
Expenses:
Retirement Reserves:
Mortality and expense risk charges	104	—	8	—	13	—
Administrative and other charges	7	—	1	—	1	—
Total expenses	111	—	9	—	14	—
Income Advantage:
Mortality and expense risk charges	6	—	—	—	1	—
Administrative and other charges	2	—	—	—	—	—
Total expenses	8	—	—	—	1	—
Personal Retirement:
Mortality and expense risk charges	—	82	—	13	—	14
Administrative and other charges	—	31	—	5	—	7
Total expenses	—	113	—	18	—	21
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	119	113	9	18	15	21
Net investment income (loss)	(40)	194	17	235	(5)	42
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,074	2,835	(95)	(1,208)	(61)	(439)
Realized gain distributions	665	2,900	115	1,240	114	841
Net realized gain (loss) on investments	1,739	5,735	20	32	53	402
Unrealized appreciation (depreciation)	1,167	5,721	(72)	(1,433)	100	647
Net increase (decrease) in net assets from operations	$2,866	$11,650	$(35)	$(1,166)	$148	$1,091

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary	VIP – Consumer Discretionary Investor Class	VIP – Real Estate	VIP – Real Estate Investor Class	VIP – Strategic Income	VIP – Strategic Income Investor Class
Income:
Dividends	$3	$15	$52	$289	$167	$2,029
Expenses:
Retirement Reserves:
Mortality and expense risk charges	16	—	17	—	33	—
Administrative and other charges	1	—	1	—	2	—
Total expenses	17	—	18	—	35	—
Income Advantage:
Mortality and expense risk charges	1	—	2	—	7	—
Administrative and other charges	1	—	—	—	2	—
Total expenses	2	—	2	—	9	—
Personal Retirement:
Mortality and expense risk charges	—	22	—	17	—	87
Administrative and other charges	—	8	—	7	—	33
Total expenses	—	30	—	24	—	120
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	19	30	20	24	44	120
Net investment income (loss)	(16)	(15)	32	265	123	1,909
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	216	879	(83)	(611)	(7)	(717)
Realized gain distributions	—	—	109	667	49	607
Net realized gain (loss) on investments	216	879	26	56	42	(110)
Unrealized appreciation (depreciation)	439	4,109	(291)	(1,822)	159	2,054
Net increase (decrease) in net assets from operations	$639	$4,973	$(233)	$(1,501)	$324	$3,853
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation	VIP – International Capital Appreciation, Investor Class	VIP – Value	VIP – Value Investor Class	VIP – Freedom Income	VIP – Investor Freedom Income Investor Class
Income:
Dividends	$7	$80	$25	$176	$11	$63
Expenses:
Retirement Reserves:
Mortality and expense risk charges	16	—	10	—	8	—
Administrative and other charges	1	—	1	—	—	—
Total expenses	17	—	11	—	8	—
Income Advantage:
Mortality and expense risk charges	1	—	2	—	—	—
Administrative and other charges	—	—	1	—	—	—
Total expenses	1	—	3	—	—	—
Personal Retirement:
Mortality and expense risk charges	—	34	—	17	—	7
Administrative and other charges	—	15	—	6	—	2
Total expenses	—	49	—	23	—	9
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	18	49	14	23	8	9
Net investment income (loss)	(11)	31	11	153	3	54
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	113	1,645	(85)	(776)	49	132
Realized gain distributions	70	955	81	583	17	114
Net realized gain (loss) on investments	183	2,600	(4)	(193)	66	246
Unrealized appreciation (depreciation)	280	3,405	8	53	27	125
Net increase (decrease) in net assets from operations	$452	$6,036	$15	$13	$96	$425

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015	VIP – Investor Freedom 2015 Investor Class
Income:
Dividends	$12	$32	$15	$68	$15	$110
Expenses:
Retirement Reserves:
Mortality and expense risk charges	7	—	8	—	8	—
Administrative and other charges	—	—	1	—	1	—
Total expenses	7	—	9	—	9	—
Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Personal Retirement:
Mortality and expense risk charges	—	5	—	8	—	15
Administrative and other charges	—	1	—	3	—	4
Total expenses	—	6	—	11	—	19
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	7	6	9	11	9	19
Net investment income (loss)	5	26	6	57	6	91
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2	2	18	37	—	34
Realized gain distributions	25	112	49	189	58	416
Net realized gain (loss) on investments	27	114	67	226	58	450
Unrealized appreciation (depreciation)	58	52	54	302	77	563
Net increase (decrease) in net assets from operations	$90	$192	$127	$585	$141	$1,104

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030	VIP – Investor Freedom 2030 Investor Class
Income:
Dividends	$31	$268	$24	$240	$14	$205
Expenses:
Retirement Reserves:
Mortality and expense risk charges	19	—	15	—	9	—
Administrative and other charges	1	—	1	—	1	—
Total expenses	20	—	16	—	10	—
Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Personal Retirement:
Mortality and expense risk charges	—	37	—	34	—	31
Administrative and other charges	—	12	—	9	—	8
Total expenses	—	49	—	43	—	39
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	20	49	16	43	10	39
Net investment income (loss)	11	219	8	197	4	166
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	46	869	15	283	24	420
Realized gain distributions	143	1,278	91	849	80	827
Net realized gain (loss) on investments	189	2,147	106	1,132	104	1,247
Unrealized appreciation (depreciation)	126	880	155	1,579	—	1,220
Net increase (decrease) in net assets from operations	$326	$3,246	$269	$2,908	$108	$2,633

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class
Income:
Dividends	$21	$14	$30	$9	$136	$733
Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	—	—	8	—	23
Administrative and other charges	—	—	—	1	—	2
Total expenses	—	—	—	9	—	25
Income Advantage:
Mortality and expense risk charges	—	—	—	1	—	4
Administrative and other charges	—	—	—	—	—	2
Total expenses	—	—	—	1	—	6
Personal Retirement:
Mortality and expense risk charges	—	—	—	—	21	98
Administrative and other charges	—	—	—	—	9	31
Total expenses	—	—	—	—	30	129
Freedom Lifetime Income:
Mortality and expense risk charges	7	5	12	—	—	2
Administrative and other charges	2	1	3	—	—	1
Total expenses	9	6	15	—	—	3
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	9	6	15	10	30	163
Net investment income (loss)	12	8	15	(1)	106	570
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	7	8	18	(119)	(690)	27
Realized gain distributions	53	46	112	—	—	432
Net realized gain (loss) on investments	60	54	130	(119)	(690)	459
Unrealized appreciation (depreciation)	75	58	191	214	3,310	3,500
Net increase (decrease) in net assets from operations	$147	$120	$336	$94	$2,726	$4,529

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples	VIP – Consumer Staples Investor Class
Income:
Dividends	$1,648	$1,781	$1,028	$417	$19	$309
Expenses:
Retirement Reserves:
Mortality and expense risk charges	79	25	37	14	7	—
Administrative and other charges	5	2	3	1	—	—
Total expenses	84	27	40	15	7	—
Income Advantage:
Mortality and expense risk charges	24	6	11	3	1	—
Administrative and other charges	9	2	4	1	—	—
Total expenses	33	8	15	4	1	—
Personal Retirement:
Mortality and expense risk charges	195	148	172	67	—	23
Administrative and other charges	62	45	51	22	—	8
Total expenses	257	193	223	89	—	31
Freedom Lifetime Income:
Mortality and expense risk charges	22	37	8	4	—	—
Administrative and other charges	4	7	1	1	—	—
Total expenses	26	44	9	5	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	608	—	—	—	—
Administrative and other charges	—	163	—	—	—	—
Total expenses	—	771	—	—	—	—
Total expenses	400	1,043	287	113	8	31
Net investment income (loss)	1,248	738	741	304	11	278
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,114	1,293	1,562	577	(3)	39
Realized gain distributions	2,973	4,031	2,676	1,533	39	697
Net realized gain (loss) on investments	4,087	5,324	4,238	2,110	36	736
Unrealized appreciation (depreciation)	13,120	17,068	11,009	6,360	57	805
Net increase (decrease) in net assets from operations	$18,455	$23,130	$15,988	$8,774	$104	$1,819

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Materials	VIP – Materials Investor Class	VIP – Communication Services	VIP – Communication Services Investor Class	VIP – Emerging Markets	VIP – Emerging Markets Investor Class
Income:
Dividends	$4	$20	$—	$—	$10	$108
Expenses:
Retirement Reserves:
Mortality and expense risk charges	4	—	8	—	8	—
Administrative and other charges	—	—	1	—	1	—
Total expenses	4	—	9	—	9	—
Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Personal Retirement:
Mortality and expense risk charges	—	4	—	9	—	13
Administrative and other charges	—	1	—	3	—	5
Total expenses	—	5	—	12	—	18
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	4	5	9	12	9	18
Net investment income (loss)	—	15	(9)	(12)	1	90
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(31)	(430)	12	549	(708)	(215)
Realized gain distributions	—	—	13	73	294	1,448
Net realized gain (loss) on investments	(31)	(430)	25	622	(414)	1,233
Unrealized appreciation (depreciation)	121	813	335	1,631	(6)	1,690
Net increase (decrease) in net assets from operations	$90	$398	$351	$2,241	$(419)	$3,013

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income	VIP – Floating Rate High Income Investor Class	VIP – Bond Index	VIP – Total Market Index	VIP – Extended Market Index	VIP – International Index
Income:
Dividends	$39	$921	$267	$188	$54	$160
Expenses:
Retirement Reserves:
Mortality and expense risk charges	4	—	11	7	3	4
Administrative and other charges	—	—	1	—	—	—
Total expenses	4	—	12	7	3	4
Income Advantage:
Mortality and expense risk charges	2	—	1	1	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	2	—	1	1	—	—
Personal Retirement:
Mortality and expense risk charges	—	23	30	16	5	9
Administrative and other charges	—	10	13	5	2	4
Total expenses	—	33	43	21	7	13
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	6	33	56	29	10	17
Net investment income (loss)	33	888	211	159	44	143
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(6)	(2,192)	1,388	441	48	138
Realized gain distributions	—	—	77	17	—	2
Net realized gain (loss) on investments	(6)	(2,192)	1,465	458	48	140
Unrealized appreciation (depreciation)	(4)	(77)	(35)	1,702	410	816
Net increase (decrease) in net assets from operations	$23	$(1,381)	$1,641	$2,319	$502	$1,099

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	VIF – Emerging Markets Equity	VIF – Emerging Markets Debt	VIF – Global Strategist	Invesco – V.I. Global Core Equity	WFF – VT Discovery	WFF – VT Opportunity
Income:
Dividends	$77	$458	$62	$68	$—	$6
Expenses:
Retirement Reserves:
Mortality and expense risk charges	15	8	4	6	29	8
Administrative and other charges	1	1	—	—	2	1
Total expenses	16	9	4	6	31	9
Income Advantage:
Mortality and expense risk charges	1	1	2	1	2	2
Administrative and other charges	—	—	—	—	1	—
Total expenses	1	1	2	1	3	2
Personal Retirement:
Mortality and expense risk charges	5	12	4	5	—	—
Administrative and other charges	2	4	1	2	—	—
Total expenses	7	16	5	7	—	—
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—
Total expenses	24	26	11	14	34	11
Net investment income (loss)	53	432	51	54	(34)	(5)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(323)	(470)	(50)	214	62	6
Realized gain distributions	93	—	315	—	373	100
Net realized gain (loss) on investments	(230)	(470)	265	214	435	106
Unrealized appreciation (depreciation)	941	347	128	213	1,787	126
Net increase (decrease) in net assets from operations	$764	$309	$444	$481	$2,188	$227

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2020

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets	PVIT – Commodity Real Return	PVIT – Low Duration	PVIT – Real Return	PVIT – Total Return	Blackrock – Global Allocation V.I.	FTVIP – Templeton Global Bond	FTVIP – Franklin U.S. Gov't Securities
Income:
Dividends	$190	$104	$488	$261	$1,125	$350	$689	$253
Expenses:
Retirement Reserves:
Mortality and expense risk charges	6	—	19	7	14	4	2	7
Administrative and other charges	—	—	1	1	1	—	—	1
Total expenses	6	—	20	8	15	4	2	8
Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—	—
Personal Retirement:
Mortality and expense risk charges	7	1	52	23	68	39	10	7
Administrative and other charges	3	1	20	8	25	14	4	3
Total expenses	10	2	72	31	93	53	14	10
Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—	—
Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—
Total expenses	—	—	—	—	—	—	—	—
Total expenses	16	2	92	39	108	57	16	18
Net investment income (loss)	174	102	396	222	1,017	293	673	235
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(507)	(57)	37	42	158	(23)	(530)	(1)
Realized gain distributions	—	—	—	—	605	1,612	—	—
Net realized gain (loss) on investments	(507)	(57)	37	42	763	1,589	(530)	(1)
Unrealized appreciation (depreciation)	(54)	(40)	685	1,662	2,405	3,773	(710)	(36)
Net increase (decrease) in net assets from operations	$(387)	$5	$1,118	$1,926	$4,185	$5,655	$(567)	$198

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market		VIP – Government Money Market Investor Class		VIP – High Income		VIP – High Income Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(132)	$250	$157	$2,416	$239	$290	$1,709	$1,937
Net realized gain (loss) on investments	—	—	—	—	(872)	(2)	(201)	140
Unrealized appreciation (depreciation)	—	—	—	—	696	598	(625)	3,033
Net increase (decrease) in net assets from operations	(132)	250	157	2,416	63	886	883	5,110
Contract Transactions:
Payments received from contract owners	—	8	64,523	84,232	—	—	466	798
Transfers between sub-accounts and the fixed account, net	7,252	4,766	28,875	(30,252)	(456)	(155)	(4,803)	856
Contract benefits	(410)	(317)	(7,823)	(7,324)	(145)	(157)	—	(1)
Contract terminations	(4,533)	(6,283)	(56,569)	(36,136)	(338)	(215)	(786)	(1,113)
Contract maintenance charges	(6)	(6)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(18)	(10)	1	3	(10)	(16)	—	1
Net increase (decrease) in net assets from contract transactions	2,285	(1,842)	29,007	10,523	(950)	(544)	(5,123)	541
Total increase (decrease) in net assets	2,153	(1,592)	29,164	12,939	(887)	342	(4,240)	5,651
Net Assets:
Beginning of period	20,554	22,146	147,397	134,458	6,779	6,437	39,854	34,203
End of period	$22,707	$20,554	$176,561	$147,397	$5,892	$6,779	$35,614	$39,854
(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income		VIP – Equity-Income Investor Class		VIP – Growth		VIP – Growth Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$380	$486	$590	$661	$(460)	$(294)	$(60)	$(9)
Net realized gain (loss) on investments	1,208	2,869	1,479	2,711	8,642	5,024	7,703	3,632
Unrealized appreciation (depreciation)	280	6,277	288	5,339	14,366	10,185	10,146	7,083
Net increase (decrease) in net assets from operations	1,868	9,632	2,357	8,711	22,548	14,915	17,789	10,706
Contract Transactions:
Payments received from contract owners	—	—	288	1,135	—	—	491	752
Transfers between sub-accounts and the fixed account, net	(786)	(1,028)	818	(652)	(1,584)	(2,421)	4,455	(4,782)
Contract benefits	(885)	(795)	—	(13)	(701)	(777)	—	—
Contract terminations	(1,747)	(2,428)	(1,017)	(1,192)	(2,038)	(2,004)	(575)	(479)
Contract maintenance charges	(5)	(5)	—	—	(9)	(9)	—	—
Other transfers (to) from EFILI, net	(19)	(51)	1	—	(22)	(74)	(1)	—
Net increase (decrease) in net assets from contract transactions	(3,442)	(4,307)	90	(722)	(4,354)	(5,285)	4,370	(4,509)
Total increase (decrease) in net assets	(1,574)	5,325	2,447	7,989	18,194	9,630	22,159	6,197
Net Assets:
Beginning of period	43,571	38,246	40,260	32,271	56,557	46,927	39,055	32,858
End of period	$41,997	$43,571	$42,707	$40,260	$74,751	$56,557	$61,214	$39,055

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Overseas		VIP – Overseas, Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(29)	$68	$32	$294
Net realized gain (loss) on investments	(25)	284	228	810
Unrealized appreciation (depreciation)	1,115	1,547	2,115	3,682
Net increase (decrease) in net assets from operations	1,061	1,899	2,375	4,786
Contract Transactions:
Payments received from contract owners	—	—	255	229
Transfers between sub-accounts and the fixed account, net	(324)	(721)	(2,708)	(1,161)
Contract benefits	(93)	(93)	—	—
Contract terminations	(369)	(494)	(694)	(525)
Contract maintenance charges	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(24)	5	1	1
Net increase (decrease) in net assets from contract transactions	(812)	(1,305)	(3,146)	(1,456)
Total increase (decrease) in net assets	249	594	(771)	3,330
Net Assets:
Beginning of period	8,259	7,665	21,373	18,043
End of period	$8,508	$8,259	$20,602	$21,373

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager		VIP – Asset Manager Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$241	$305	$1,786	$1,792	$171	$232	$331	$399
Net realized gain (loss) on investments	166	11	1,051	346	147	1,055	203	1,113
Unrealized appreciation (depreciation)	1,078	1,032	4,093	3,782	2,907	2,687	2,757	2,535
Net increase (decrease) in net assets from operations	1,485	1,348	6,930	5,920	3,225	3,974	3,291	4,047
Contract Transactions:
Payments received from contract owners	—	—	2,693	1,908	—	—	491	123
Transfers between sub-accounts and the fixed account, net	2,322	363	14,253	8,341	(95)	(218)	(1,516)	671
Contract benefits	(511)	(387)	—	(2)	(345)	(687)	—	(91)
Contract terminations	(1,368)	(600)	(3,517)	(2,053)	(1,102)	(1,778)	(869)	(611)
Contract maintenance charges	(2)	(2)	—	—	(2)	(3)	—	—
Other transfers (to) from EFILI, net	2	(10)	1	2	(131)	(96)	1	1
Net increase (decrease) in net assets from contract transactions	443	(636)	13,430	8,196	(1,675)	(2,782)	(1,893)	93
Total increase (decrease) in net assets	1,928	712	20,360	14,116	1,550	1,192	1,398	4,140
Net Assets:
Beginning of period	16,342	15,630	72,449	58,333	25,322	24,130	26,975	22,835
End of period	$18,270	$16,342	$92,809	$72,449	$26,872	$25,322	$28,373	$26,975
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Index 500		VIP – Asset Manager: Growth		VIP – Asset Manager: Growth Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$4,169	$4,581	$22	$53	$83	$118
Net realized gain (loss) on investments	29,799	15,036	166	404	317	478
Unrealized appreciation (depreciation)	10,751	51,366	940	912	1,349	1,170
Net increase (decrease) in net assets from operations	44,719	70,983	1,128	1,369	1,749	1,766
Contract Transactions:
Payments received from contract owners	3,612	3,145	—	—	27	26
Transfers between sub-accounts and the fixed account, net	(34,366)	21,590	(12)	53	(72)	108
Contract benefits	(806)	(775)	(79)	(138)	—	—
Contract terminations	(5,446)	(6,748)	(295)	(250)	(423)	(30)
Contract maintenance charges	(9)	(9)	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(21)	(34)	(53)	11	(1)	(1)
Net increase (decrease) in net assets from contract transactions	(37,036)	17,169	(440)	(325)	(469)	103
Total increase (decrease) in net assets	7,683	88,152	688	1,044	1,280	1,869
Net Assets:
Beginning of period	314,046	225,894	7,456	6,412	9,677	7,808
End of period	$321,729	$314,046	$8,144	$7,456	$10,957	$9,677

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund		VIP – Contrafund Investor Class		VIP – Balanced		VIP – Balanced Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(693)	$(389)	$(12)	$300	$89	$123	$2,242	$2,626
Net realized gain (loss) on investments	3,533	14,164	8,819	18,196	455	1,025	8,327	13,453
Unrealized appreciation (depreciation)	29,072	14,608	36,997	20,452	2,321	1,818	37,706	29,329
Net increase (decrease) in net assets from operations	31,912	28,383	45,804	38,948	2,865	2,966	48,275	45,408
Contract Transactions:
Payments received from contract owners	—	—	2,581	2,065	—	—	5,436	6,728
Transfers between sub-accounts and the fixed account, net	(3,274)	(4,291)	(7,682)	(1,089)	(445)	(533)	2,470	5,467
Contract benefits	(1,601)	(1,721)	—	(11)	(236)	(203)	—	—
Contract terminations	(3,053)	(4,090)	(8,391)	(3,669)	(313)	(772)	(10,780)	(17,423)
Contract maintenance charges	(20)	(19)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(83)	35	1	(2)	(35)	(47)	(1)	(7)
Net increase (decrease) in net assets from contract transactions	(8,031)	(10,086)	(13,491)	(2,706)	(1,031)	(1,557)	(2,875)	(5,235)
Total increase (decrease) in net assets	23,881	18,297	32,313	36,242	1,834	1,409	45,400	40,173
Net Assets:
Beginning of period	115,354	97,057	161,548	125,306	14,589	13,180	231,985	191,812
End of period	$139,235	$115,354	$193,861	$161,548	$16,423	$14,589	$277,385	$231,985

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income		VIP – Growth & Income Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(9)	$(4)	$(2)	$32	$185	$425	$422	$785
Net realized gain (loss) on investments	9	291	435	1,548	903	1,624	1,013	2,117
Unrealized appreciation (depreciation)	442	136	2,832	698	(300)	1,834	(186)	3,147
Net increase (decrease) in net assets from operations	442	423	3,265	2,278	788	3,883	1,249	6,049
Contract Transactions:
Payments received from contract owners	—	—	180	668	—	—	214	644
Transfers between sub-accounts and the fixed account, net	(186)	(305)	719	(584)	(562)	(550)	(2,274)	357
Contract benefits	(9)	(14)	—	—	(371)	(377)	—	(33)
Contract terminations	(10)	(84)	(75)	(251)	(489)	(560)	(545)	(952)
Contract maintenance charges	—	—	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(1)	3	(1)	1	(6)	(14)	2	(1)
Net increase (decrease) in net assets from contract transactions	(206)	(400)	823	(166)	(1,430)	(1,503)	(2,603)	15
Total increase (decrease) in net assets	236	23	4,088	2,112	(642)	2,380	(1,354)	6,064
Net Assets:
Beginning of period	1,666	1,643	9,615	7,503	16,445	14,065	26,631	20,567
End of period	$1,902	$1,666	$13,703	$9,615	$15,803	$16,445	$25,277	$26,631
(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities		VIP – Growth Opportunities Investor Class		VIP – Mid Cap		VIP – Mid Cap Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(160)	$(98)	$(107)	$(37)	$(38)	$5	$173	$328
Net realized gain (loss) on investments	2,310	1,791	11,479	4,936	(535)	2,883	(2,260)	6,000
Unrealized appreciation (depreciation)	8,496	2,833	22,806	7,574	3,839	2,147	7,610	4,467
Net increase (decrease) in net assets from operations	10,646	4,526	34,178	12,473	3,266	5,035	5,523	10,795
Contract Transactions:
Payments received from contract owners	—	—	2,689	1,208	—	—	647	280
Transfers between sub-accounts and the fixed account, net	2,059	2,140	13,449	9,186	(2,057)	(1,333)	(8,204)	(4,164)
Contract benefits	(470)	(465)	—	(15)	(326)	(406)	—	(11)
Contract terminations	(445)	(892)	(1,422)	(1,232)	(739)	(1,345)	(1,007)	(1,205)
Contract maintenance charges	(2)	(2)	—	—	(4)	(5)	—	—
Other transfers (to) from EFILI, net	87	15	—	1	(6)	(40)	—	1
Net increase (decrease) in net assets from contract transactions	1,229	796	14,716	9,148	(3,132)	(3,129)	(8,564)	(5,099)
Total increase (decrease) in net assets	11,875	5,322	48,894	21,621	134	1,906	(3,041)	5,696
Net Assets:
Beginning of period	15,978	10,656	47,853	26,232	25,328	23,422	53,701	48,005
End of period	$27,853	$15,978	$96,747	$47,853	$25,462	$25,328	$50,660	$53,701

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies		VIP – Value Strategies Investor Class		VIP – Utilities		VIP – Utilities Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$16	$26	$84	$108	$35	$42	$313	$298
Net realized gain (loss) on investments	68	324	(52)	752	97	252	297	1,110
Unrealized appreciation (depreciation)	104	522	379	1,258	(327)	310	(1,378)	1,362
Net increase (decrease) in net assets from operations	188	872	411	2,118	(195)	604	(768)	2,770
Contract Transactions:
Payments received from contract owners	—	—	35	40	—	—	140	854
Transfers between sub-accounts and the fixed account, net	456	(216)	3,598	(200)	(1,273)	455	(3,600)	3,933
Contract benefits	(42)	(61)	—	—	(28)	(53)	—	—
Contract terminations	(57)	(109)	(29)	(305)	(86)	(63)	(188)	(203)
Contract maintenance charges	—	—	—	—	(1)	—	—	—
Other transfers (to) from EFILI, net	(24)	(8)	—	—	4	6	—	(1)
Net increase (decrease) in net assets from contract transactions	333	(394)	3,604	(465)	(1,384)	345	(3,648)	4,583
Total increase (decrease) in net assets	521	478	4,015	1,653	(1,579)	949	(4,416)	7,353
Net Assets:
Beginning of period	3,176	2,698	8,177	6,524	3,508	2,559	17,297	9,944
End of period	$3,697	$3,176	$12,192	$8,177	$1,929	$3,508	$12,881	$17,297
(In thousands)	Subaccounts Investing In:
	VIP – Technology		VIP – Technology Investor Class		VIP – Energy		VIP – Energy Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(191)	$(68)	$(84)	$107	$23	$24	$97	$106
Net realized gain (loss) on investments	3,543	3,592	11,690	10,817	(97)	(211)	(293)	(705)
Unrealized appreciation (depreciation)	9,258	3,885	31,211	9,381	(458)	349	(1,568)	1,210
Net increase (decrease) in net assets from operations	12,610	7,409	42,817	20,305	(532)	162	(1,764)	611
Contract Transactions:
Payments received from contract owners	—	—	1,848	421	—	—	39	90
Transfers between sub-accounts and the fixed account, net	747	1,401	6,825	27	(35)	(245)	109	(1,135)
Contract benefits	(528)	(431)	—	—	(12)	(26)	—	—
Contract terminations	(247)	(320)	(1,349)	(1,018)	(34)	(33)	(11)	(312)
Contract maintenance charges	(3)	(2)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	78	54	1	1	(1)	6	(1)	1
Net increase (decrease) in net assets from contract transactions	47	702	7,325	(569)	(82)	(298)	136	(1,356)
Total increase (decrease) in net assets	12,657	8,111	50,142	19,736	(614)	(136)	(1,628)	(745)
Net Assets:
Beginning of period	22,999	14,888	60,750	41,014	1,806	1,942	5,610	6,355
End of period	$35,656	$22,999	$110,892	$60,750	$1,192	$1,806	$3,982	$5,610

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Health Care		VIP – Health Care Investor Class		VIP – Financial Services		VIP – Financial Services Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(40)	$(75)	$194	$(24)	$17	$18	$235	$253
Net realized gain (loss) on investments	1,739	1,180	5,735	5,015	20	95	32	1,223
Unrealized appreciation (depreciation)	1,167	2,078	5,721	8,438	(72)	374	(1,433)	2,564
Net increase (decrease) in net assets from operations	2,866	3,183	11,650	13,429	(35)	487	(1,166)	4,040
Contract Transactions:
Payments received from contract owners	—	—	465	1,095	—	—	78	199
Transfers between sub-accounts and the fixed account, net	5	(1,474)	2,215	(9,555)	(151)	(549)	(1,407)	(1,622)
Contract benefits	(217)	(90)	—	(12)	(16)	(19)	—	—
Contract terminations	(566)	(797)	(1,245)	(970)	(16)	(117)	(273)	(349)
Contract maintenance charges	(2)	(2)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	20	(10)	—	—	(4)	3	(1)	1
Net increase (decrease) in net assets from contract transactions	(760)	(2,373)	1,435	(9,442)	(187)	(682)	(1,603)	(1,771)
Total increase (decrease) in net assets	2,106	810	13,085	3,987	(222)	(195)	(2,769)	2,269
Net Assets:
Beginning of period	13,867	13,057	57,329	53,342	1,526	1,721	15,671	13,402
End of period	$15,973	$13,867	$70,414	$57,329	$1,304	$1,526	$12,902	$15,671
(In thousands)	Subaccounts Investing In:
	VIP – Industrials		VIP – Industrials Investor Class		VIP – Consumer Discretionary		VIP – Consumer Discretionary Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(5)	$6	$42	$122	$(16)	$(13)	$(15)	$10
Net realized gain (loss) on investments	53	256	402	1,584	216	272	879	2,178
Unrealized appreciation (depreciation)	100	296	647	1,760	439	314	4,109	1,631
Net increase (decrease) in net assets from operations	148	558	1,091	3,466	639	573	4,973	3,819
Contract Transactions:
Payments received from contract owners	—	—	241	146	—	—	309	135
Transfers between sub-accounts and the fixed account, net	(232)	(418)	(1,472)	(1,633)	(447)	(316)	906	(2,737)
Contract benefits	(9)	(16)	—	—	(37)	(48)	—	—
Contract terminations	(84)	(116)	(169)	(301)	(125)	(148)	(94)	(458)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	4	3	—	—	19	17	—	—
Net increase (decrease) in net assets from contract transactions	(321)	(547)	(1,400)	(1,788)	(590)	(495)	1,121	(3,060)
Total increase (decrease) in net assets	(173)	11	(309)	1,678	49	78	6,094	759
Net Assets:
Beginning of period	2,239	2,228	14,591	12,913	2,534	2,456	16,181	15,422
End of period	$2,066	$2,239	$14,282	$14,591	$2,583	$2,534	$22,275	$16,181

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate		VIP – Real Estate Investor Class		VIP – Strategic Income		VIP – Strategic Income Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$32	$25	$265	$269	$123	$127	$1,909	$2,234
Net realized gain (loss) on investments	26	23	56	421	42	48	(110)	687
Unrealized appreciation (depreciation)	(291)	566	(1,822)	2,641	159	396	2,054	4,168
Net increase (decrease) in net assets from operations	(233)	614	(1,501)	3,331	324	571	3,853	7,089
Contract Transactions:
Payments received from contract owners	—	—	340	241	—	—	963	1,683
Transfers between sub-accounts and the fixed account, net	(113)	(371)	(2,034)	(80)	(187)	(381)	(10,195)	825
Contract benefits	(24)	(35)	—	—	(99)	(254)	—	—
Contract terminations	(81)	(174)	(287)	(620)	(202)	(480)	(2,903)	(3,175
Contract maintenance charges	(1)	(1)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	3	5	—	—	15	(23)	1	(1)
Net increase (decrease) in net assets from contract transactions	(216)	(576)	(1,981)	(459)	(474)	(1,139)	(12,134)	(668)
Total increase (decrease) in net assets	(449)	38	(3,482)	2,872	(150)	(568)	(8,281)	6,421
Net Assets:
Beginning of period	2,919	2,881	17,456	14,584	5,493	6,061	73,540	67,119
End of period	$2,470	$2,919	$13,974	$17,456	$5,343	$5,493	$65,259	$73,540

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation		VIP – International Capital Appreciation, Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(11)	$(6)	$31	$76
Net realized gain (loss) on investments	183	122	2,600	1,204
Unrealized appreciation (depreciation)	280	488	3,405	5,947
Net increase (decrease) in net assets from operations	452	604	6,036	7,227
Contract Transactions:
Payments received from contract owners	—	—	606	332
Transfers between sub-accounts and the fixed account, net	106	(273)	973	(49)
Contract benefits	(56)	(49)	—	(11)
Contract terminations	(76)	(32)	(905)	(418)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	3	4	2	1
Net increase (decrease) in net assets from contract transactions	(23)	(350)	676	(145)
Total increase (decrease) in net assets	429	254	6,712	7,082
Net Assets:
Beginning of period	2,254	2,000	29,593	22,511
End of period	$2,683	$2,254	$36,305	$29,593

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Value		VIP – Value Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$11	$19	$153	$230
Net realized gain (loss) on investments	(4)	158	(193)	1,184
Unrealized appreciation (depreciation)	8	388	53	2,604
Net increase (decrease) in net assets from operations	15	565	13	4,018
Contract Transactions:
Payments received from contract owners	—	—	113	484
Transfers between sub-accounts and the fixed account, net	(208)	(133)	(1,317)	518
Contract benefits	(46)	(56)	—	—
Contract terminations	(86)	(83)	(158)	(687)
Contract maintenance charges	(1)	(1)	0	—
Other transfers (to) from EFILI, net	(4)	(1)	(1)	—
Net increase (decrease) in net assets from contract transactions	(345)	(274)	(1,363)	315
Total increase (decrease) in net assets	(330)	291	(1,350)	4,333
Net Assets
Beginning of period	2,259	1,968	17,039	12,706
End of period	$1,929	$2,259	$15,689	$17,039
(In thousands)	Subaccounts Investing In:
	VIP – Freedom Income		VIP – Investor Freedom Income Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$3	$13	$54	$89
Net realized gain (loss) on investments	66	35	246	104
Unrealized appreciation (depreciation)	27	60	125	260
Net increase (decrease) in net assets from operations	96	108	425	453
Contract Transactions:
Payments received from contract owners	—	—	618	131
Transfers between sub-accounts and the fixed account, net	5	(56)	(556)	472
Contract benefits	(100)	(44)	—	—
Contract terminations	(127)	(14)	(230)	(18)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	—	(1)	(1)	—
Net increase (decrease) in net assets from contract transactions	(222)	(115)	(169)	585
Total increase (decrease) in net assets	(126)	(7)	256	1,038
Net Assets:
Beginning of period	1,049	1,056	4,757	3,719
End of period	$923	$1,049	$5,013	$4,757

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005		VIP – Investor Freedom 2005 Investor Class		VIP – Freedom 2010		VIP – Investor Freedom 2010 Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$5	$13	$26	$69	$6	$14	$57	$91
Net realized gain (loss) on investments	27	17	114	99	67	50	226	223
Unrealized appreciation (depreciation)	58	65	52	270	54	62	302	383
Net increase (decrease) in net assets from operations	90	95	192	438	127	126	585	697
Contract Transactions:
Payments received from contract owners	—	—	—	7	—	—	212	—
Transfers between sub-accounts and the fixed account, net	25	207	(1,028)	56	(44)	302	(281)	317
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(50)	—	(344)	(85)	(7)	(154)	(176)	(353)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(1)	(1)	—	—	(1)	—	(1)	2
Net increase (decrease) in net assets from contract transactions	(26)	206	(1,372)	(22)	(52)	148	(246)	(34)
Total increase (decrease) in net assets	64	301	(1,180)	416	75	274	339	663
Net Assets:
Beginning of period	913	612	3,712	3,296	1,079	805	5,211	4,548
End of period	$977	$913	$2,532	$3,712	$1,154	$1,079	$5,550	$5,211
(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015		VIP – Investor Freedom 2015 Investor Class		VIP – Freedom 2020		VIP – Investor Freedom 2020 Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$6	$14	$91	$143	$11	$30	$219	$442
Net realized gain (loss) on investments	58	91	450	375	189	193	2,147	1,297
Unrealized appreciation (depreciation)	77	82	563	742	126	241	880	2,423
Net increase (decrease) in net assets from operations	141	187	1,104	1,260	326	464	3,246	4,162
Contract Transactions:
Payments received from contract owners	—	—	544	1	—	—	547	116
Transfers between sub-accounts and the fixed account, net	(28)	80	(308)	60	5	(204)	(4,162)	3,317
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(16)	(99)	(188)	(245)	(354)	(190)	(2,018)	(3,238)
Contract maintenance charges	—	—	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	—	—	1	1	—	(1)	1	(1)
Net increase (decrease) in net assets from contract transactions	(44)	(19)	49	(183)	(350)	(396)	(5,632)	194
Total increase (decrease) in net assets	97	168	1,153	1,077	(24)	68	(2,386)	4,356
Net Assets:
Beginning of period	1,184	1,016	8,176	7,099	2,630	2,562	25,613	21,257
End of period	$1,281	$1,184	$9,329	$8,176	$2,606	$2,630	$23,227	$25,613

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025		VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030		VIP – Investor Freedom 2030 Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$8	$26	$197	$310	$4	$20	$166	$274
Net realized gain (loss) on investments	106	95	1,132	727	104	61	1,247	1,056
Unrealized appreciation (depreciation)	155	205	1,579	2,077	—	253	1,220	2,285
Net increase (decrease) in net assets from operations	269	326	2,908	3,114	108	334	2,633	3,615
Contract Transactions:
Payments received from contract owners	—	—	266	614	—	—	308	483
Transfers between sub-accounts and the fixed account, net	(186)	594	135	1,150	(254)	25	1,333	(2,496)
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(4)	(370)	(209)	(298)	(299)	(15)	(1,080)	(447)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	(1)	(1)	—	(1)	—	(1)	(1)
Net increase (decrease) in net assets from contract transactions	(190)	223	191	1,466	(554)	10	560	(2,461)
Total increase (decrease) in net assets	79	549	3,099	4,580	(446)	344	3,193	1,154
Net Assets:
Beginning of period	2,106	1,557	18,513	13,933	1,750	1,406	16,987	15,833
End of period	$2,185	$2,106	$21,612	$18,513	$1,304	$1,750	$20,180	$16,987

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap		VIP – Disciplined Small Cap Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$12	$24	$8	$15	$15	$33	$(1)	$3	$106	$169
Net realized gain (loss) on investments	60	22	54	41	130	99	(119)	82	(690)	1,774
Unrealized appreciation (depreciation)	75	127	58	92	191	283	214	215	3,310	2,405
Net increase (decrease) in net assets from operations	147	173	120	148	336	415	94	300	2,726	4,348
Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—	—	—	221	173
Transfers between sub-accounts and the fixed account, net	—	—	—	—	—	—	(257)	(100)	(2,337)	(1,139)
Contract benefits	(141)	(132)	(88)	(84)	(148)	(141)	(6)	(11)	—	—
Contract terminations	—	—	—	—	—	—	(26)	(72)	(267)	(431)
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	8	13	18	16	14	11	3	—	—	(1)
Net increase (decrease) in net assets from contract transactions	(133)	(119)	(70)	(68)	(134)	(130)	(286)	(183)	(2,383)	(1,398)
Total increase (decrease) in net assets	14	54	50	80	202	285	(192)	117	343	2,950
Net Assets:
Beginning of period	1,593	1,539	1,054	974	2,445	2,160	1,546	1,429	22,441	19,491
End of period	$1,607	$1,593	$1,104	$1,054	$2,647	$2,445	$1,354	$1,546	$22,784	$22,441
See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 20% Investor Class		VIP – FundsManager 50% Investor Class		VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$570	$1,102	$1,248	$1,891	$738	$1,350	$741	$1,123
Net realized gain (loss) on investments	459	2,500	4,087	13,351	5,324	26,394	4,238	13,438
Unrealized appreciation (depreciation)	3,500	2,372	13,120	6,088	17,068	388	11,009	5,880
Net increase (decrease) in net assets from operations	4,529	5,974	18,455	21,330	23,130	28,132	15,988	20,441
Contract Transactions:
Payments received from contract owners	2,574	1,198	1,186	4,764	2,943	3,172	4,722	4,190
Transfers between sub-accounts and the fixed account, net	(2,205)	9,535	3,326	1,316	3,035	4,816	(4,695)	(1,587)
Contract benefits	(194)	(188)	(741)	(1,943)	(624)	(1,387)	(372)	(351)
Contract terminations	(5,548)	(5,014)	(4,604)	(8,729)	(7,703)	(15,840)	(2,924)	(4,240)
Contract maintenance charges	(1)	(1)	(3)	(2)	(1)	(2)	—	—
Other transfers (to) from EFILI, net	23	(3)	(172)	94	66	(71)	(90)	54
Net increase (decrease) in net assets from contract transactions	(5,351)	5,527	(1,008)	(4,500)	(2,284)	(9,312)	(3,359)	(1,934)
Total increase (decrease) in net assets	(822)	11,501	17,447	16,830	20,846	18,820	12,629	18,507
Net Assets:
Beginning of period	67,736	56,235	140,954	124,124	166,765	147,945	110,341	91,834
End of period	$66,914	$67,736	$158,401	$140,954	$187,611	$166,765	$122,970	$110,341
(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 85% Investor Class		VIP – Consumer Staples		VIP – Consumer Staples Investor Class		VIP – Materials
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$304	$425	$11	$12	$278	$304	$—	$5
Net realized gain (loss) on investments	2,110	7,493	36	19	736	757	(31)	26
Unrealized appreciation (depreciation)	6,360	2,589	57	243	805	3,551	121	47
Net increase (decrease) in net assets from operations	8,774	10,507	104	274	1,819	4,612	90	78
Contract Transactions:
Payments received from contract owners	949	691	—	—	132	529	—	—
Transfers between sub-accounts and the fixed account, net	2,904	(5,144)	(95)	18	(2,547)	(262)	(38)	(110)
Contract benefits	(125)	(122)	(29)	(22)	—	—	(4)	(4)
Contract terminations	(160)	(301)	(3)	(132)	(236)	(609)	(11)	(79)
Contract maintenance charges	—	(1)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	17	14	12	11	1	2	—	(1)
Net increase (decrease) in net assets from contract transactions	3,585	(4,863)	(115)	(125)	(2,650)	(340)	(53)	(194)
Total increase (decrease) in net assets	12,359	5,644	(11)	149	(831)	4,272	37	(116)
Net Assets:
Beginning of period	47,706	42,062	1,153	1,004	19,048	14,776	566	682
End of period	$60,065	$47,706	$1,142	$1,153	$18,217	$19,048	$603	$566

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Materials Investor Class		VIP – Communication Services		VIP – Communication Services Investor Class		VIP – Emerging Markets
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$15	$49	$(9)	$(7)	$(12)	$(7)	$1	$23
Net realized gain (loss) on investments	(430)	(390)	25	103	622	454	(414)	11
Unrealized appreciation (depreciation)	813	940	335	164	1,631	698	(6)	739
Net increase (decrease) in net assets from operations	398	599	351	260	2,241	1,145	(419)	773
Contract Transactions:
Payments received from contract owners	1	2	—	—	861	299	—	—
Transfers between sub-accounts and the fixed account, net	323	(3,032)	47	192	975	1,103	(2,045)	(178)
Contract benefits	—	—	(3)	(13)	—	—	(55)	(201)
Contract terminations	(23)	(74)	(1)	(169)	(55)	(16)	(7)	(12)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(1)	1	(1)	(1)	1	—	(4)	28
Net increase (decrease) in net assets from contract transactions	300	(3,103)	42	9	1,782	1,386	(2,111)	(363)
Total increase (decrease) in net assets	698	(2,504)	393	269	4,023	2,531	(2,530)	410
Net Assets:
Beginning of period	3,088	5,592	1,062	793	5,399	2,868	3,301	2,891
End of period	$3,786	$3,088	$1,455	$1,062	$9,422	$5,399	$771	$3,301

(In thousands)	Subaccounts Investing In:
	VIP – Emerging Markets Investor Class		VIP – Floating Rate High Income		VIP – Floating Rate High Income Investor Class		VIP – Bond Index		VIP – Total Market Index
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$90	$139	$33	$30	$888	$1,498	$211	$239	$159	$137
Net realized gain (loss) on investments	1,233	283	(6)	1	(2,192)	(20)	1,465	108	458	277
Unrealized appreciation (depreciation)	1,690	2,349	(4)	30	(77)	1,078	(35)	405	1,702	2,041
Net increase (decrease) in net assets from operations	3,013	2,771	23	61	(1,381)	2,556	1,641	752	2,319	2,455
Contract Transactions:
Payments received from contract owners	45	474	—	—	337	4,025	1,720	520	597	357
Transfers between sub-accounts and the fixed account, net	3,866	611	193	(101)	(13,595)	(5,272)	12,024	7,598	956	1,957
Contract benefits	—	—	(23)	(26)	—	(77)	(34)	(7)	(9)	(11)
Contract terminations	(102)	(292)	(2)	(96)	(804)	(729)	(1,278)	(121)	(74)	(59)
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	4	(1)	6	8	2	—	5	3	6	3
Net increase (decrease) in net assets from contract transactions	3,813	792	174	(215)	(14,060)	(2,053)	12,437	7,993	1,476	2,247
Total increase (decrease) in net assets	6,826	3,563	197	(154)	(15,441)	503	14,078	8,745	3,795	4,702
Net Assets:
Beginning of period	12,550	8,987	673	827	31,956	31,453	15,757	7,012	11,908	7,206
End of period	$19,376	$12,550	$870	$673	$16,515	$31,956	$29,835	$15,757	$15,703	$11,908

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	VIP – Extended Market Index		VIP – International Index		VIF – Emerging Markets Equity		VIF – Emerging Markets Debt
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$44	$51	$143	$168	$53	$39	$432	$662
Net realized gain (loss) on investments	48	137	140	100	(230)	367	(470)	(149)
Unrealized appreciation (depreciation)	410	573	816	878	941	675	347	1,143
Net increase (decrease) in net assets from operations	502	761	1,099	1,146	764	1,081	309	1,656
Contract Transactions:
Payments received from contract owners	28	219	765	354	227	5	184	115
Transfers between sub-accounts and the fixed account, net	(868)	2,589	1,503	3,794	70	(148)	(1,879)	(978)
Contract benefits	(3)	(1)	(4)	(5)	(24)	(25)	(13)	(14)
Contract terminations	(35)	(58)	(391)	(96)	(195)	(161)	(356)	(534)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	2	1	1	(9)	2	(7)	—
Net increase (decrease) in net assets from contract transactions	(878)	2,751	1,874	4,048	69	(327)	(2,071)	(1,411)
Total increase (decrease) in net assets	(376)	3,512	2,973	5,194	833	754	(1,762)	245
Net Assets:
Beginning of period	5,481	1,969	8,832	3,638	6,641	5,887	12,456	12,211
End of period	$5,105	$5,481	$11,805	$8,832	$7,474	$6,641	$10,694	$12,456

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist		Invesco – V.I. Global Core Equity		WFF – VT Discovery
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$51	$70	$54	$61	$(34)	$(30)
Net realized gain (loss) on investments	265	148	214	488	435	378
Unrealized appreciation (depreciation)	128	565	213	671	1,787	751
Net increase (decrease) in net assets from operations	444	783	481	1,220	2,188	1,099
Contract Transactions:
Payments received from contract owners	2	—	—	9	—	—
Transfers between sub-accounts and the fixed account, net	(186)	(1,082)	(905)	58	(306)	(74)
Contract benefits	(15)	(16)	(19)	(20)	(47)	(43)
Contract terminations	(69)	(71)	(357)	(150)	(105)	(89)
Contract maintenance charges	—	—	—	—	(2)	(2)
Other transfers (to) from EFILI, net	(5)	(3)	1	3	(3)	9
Net increase (decrease) in net assets from contract transactions	(273)	(1,172)	(1,280)	(100)	(463)	(199)
Total increase (decrease) in net asset	171	(389)	(799)	1,120	1,725	900
Net Assets:
Beginning of period	4,587	4,976	6,249	5,129	3,874	2,974
End of period	$4,758	$4,587	$5,450	$6,249	$5,599	$3,874

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	WFF – VT Opportunity		Lazard – Retirement Emerging Markets
	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$(5)	$(7)	$174	$54
Net realized gain (loss) on investments	106	138	(507)	(208)
Unrealized appreciation (depreciation)	126	208	(54)	1,611
Net increase (decrease) in net assets from operations	227	339	(387)	1,457
Contract Transactions:
Payments received from contract owners	—	—	6	8
Transfers between sub-accounts and the fixed account, net	(146)	(120)	(904)	(1,010)
Contract benefits	(24)	(27)	(5)	(6)
Contract terminations	(60)	(22)	(51)	(354)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	(3)	6	(4)	1
Net increase (decrease) in net assets from contract transactions	(233)	(163)	(958)	(1,361)
Total increase (decrease) in net assets	(6)	176	(1,345)	96
Net Assets:
Beginning of period	1,361	1,185	8,892	8,796
End of period	$1,355	$1,361	$7,547	$8,892

(In thousands)	Subaccounts Investing In:
	PVIT – Commodity Real Return		PVIT – Low Duration		PVIT – Real Return		PVIT – Total Return
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$102	$87	$396	$1,027	$222	$265	$1,017	$1,345
Net realized gain (loss) on investments	(57)	(36)	37	(90)	42	(181)	763	(31)
Unrealized appreciation (depreciation)	(40)	170	685	574	1,662	1,359	2,405	2,343
Net increase (decrease) in net assets from operations	5	221	1,118	1,511	1,926	1,443	4,185	3,657
Contract Transactions:
Payments received from contract owners	115	1	844	457	513	67	1,953	1,150
Transfers between sub-accounts and the fixed account, net	(441)	(588)	6,690	(3,263)	(318)	(624)	2,631	1,135
Contract benefits	—	—	(8)	(143)	(3)	(3)	(6)	(23)
Contract terminations	(31)	(8)	(1,590)	(2,441)	(486)	(773)	(3,609)	(1,909)
Contract maintenance charges	—	—	(1)	(1)	—	—	—	—
Other transfers (to) from EFILI, net	1	(1)	1	1	—	2	3	(1)
Net increase (decrease) in net assets from contract transactions	(356)	(596)	5,936	(5,390)	(294)	(1,331)	972	352
Total increase (decrease) in net assets	(351)	(375)	7,054	(3,879)	1,632	112	5,157	4,009
Net Assets:
Beginning of period	1,889	2,264	37,314	41,193	18,071	17,959	49,638	45,629
End of period	$1,538	$1,889	$44,368	$37,314	$19,703	$18,071	$54,795	$49,638

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2020 and 2019

(In thousands)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I.		FTVIP – Templeton Global Bond		FTVIP – Franklin U.S. Gov't Securities
	12/31/20	12/31/19	12/31/20	12/31/19	12/31/20	12/31/19
Operations:
Net investment income (loss)	$293	$282	$673	$750	$235	$118
Net realized gain (loss) on investments	1,589	1,079	(530)	(89)	(1)	(14)
Unrealized appreciation (depreciation)	3,773	3,428	(710)	(471)	(36)	117
Net increase (decrease) in net assets from operations	5,655	4,789	(567)	190	198	221
Contract Transactions:
Payments received from contract owners	162	117	1	5	167	19
Transfers between sub-accounts and the fixed account, net	(1,568)	(1,340)	(2,489)	909	3,335	(122)
Contract benefits	(1)	(1)	—	(1)	—	—
Contract terminations	(627)	(1,091)	(124)	(798)	(125)	(118)
Contract maintenance charges	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(2)	(2)	(1)	(2)	(1)	(2)
Net increase (decrease) in net assets from contract transactions	(2,036)	(2,317)	(2,613)	113	3,376	(223)
Total increase (decrease) in net assets	3,619	2,472	(3,180)	303	3,574	(2)
Net Assets:
Beginning of period	30,705	28,233	10,927	10,624	4,877	4,879
End of period	$34,324	$30,705	$7,747	$10,927	$8,451	$4,877

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI") on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services ("Insurance Department"). EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC. The Account is a funding vehicle of individual Retirement Reserves, Personal Retirement Annuity, Income Advantage, Freedom Lifetime Income and Growth and Guaranteed Income variable annuity contracts. Retirement Reserves, Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Income Advantage and Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) ("VIP")

Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")

Morgan Stanley Variable Insurance Funds, Inc. ("VIF")

Wells Fargo Variable Trust Funds ("WFF")

Lazard Retirement Series, Inc. ("Lazard")

PIMCO Variable Insurance Trust Funds ("PVIT")

Invesco Advisers, Inc. (Invesco)

Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")

Blackrock Variable Series Funds ("Blackrock")

As of December 31, 2020, the net assets and units of Retirement Reserve contracts that have annuitized were $23,753,000 and 327,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees, which are the responsibility of EFILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from EFILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•  Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•  Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•  Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2020 or 2019. The Account had no Level 3 activity during 2020 and 2019.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2020 are displayed in the table below.

	Retirement Reserves	Income Advantage	Personal Retirement		Freedom Lifetime Income	Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05	% - 0.20%	0.50%	0.85	% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%		0.10%	0.25%
Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—		—	—
Annual Maintenance Charge (Maximum)	$30	—	—		—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, LLC. ("FIIS"), all of which are subsidiaries with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, LLC. ("FIIOC"), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP and VIP Investor Class portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP and VIP Investor Class mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2020 were 0.045% to 0.780% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2020:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market	$25,856	$23,703
VIP - Government Money Market Investor Class	202,396	173,232
VIP - High Income	537	1,248
VIP - High Income Investor Class	9,704	13,118
VIP - Equity Income	3,803	5,080
VIP - Equity Income Investor Class	10,458	8,117
VIP - Growth	9,001	7,990
VIP - Growth Investor Class	22,471	13,912
VIP - Overseas	206	1,007
VIP - Overseas, Investor Class	2,410	5,434
VIP - Investment Grade Bond	5,764	5,079
VIP - Investment Grade Bond Investor Class	35,174	19,929
VIP - Asset Manager	1,193	2,376
VIP - Asset Manager Investor Class	3,370	4,588
VIP - Index 500	55,934	87,810
VIP - Asset Manager: Growth	304	620
VIP - Asset Manager: Growth Investor Class	1,185	1,435
VIP - Contrafund	2,830	10,967
VIP - Contrafund Investor Class	24,313	36,927
VIP - Balanced	1,131	1,847
VIP - Balanced Investor Class	38,572	35,839
VIP - Dynamic Capital Appreciation	199	390
VIP - Dynamic Capital Appreciation Investor Class	3,734	2,774
VIP - Growth & Income	1,429	1,921

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Growth & Income Investor Class	$4,702	$5,640
VIP - Growth Opportunities	5,633	3,465
VIP - Growth Opportunities Investor Class	44,158	26,067
VIP - Mid Cap	704	3,875
VIP - Mid Cap Investor Class	7,255	15,646
VIP - Value Strategies	1,070	571
VIP - Value Strategies Investor Class	7,073	3,006
VIP - Utilities	470	1,768
VIP - Utilities Investor Class	4,935	8,010
VIP - Technology	10,915	10,580
VIP - Technology Investor Class	40,474	31,773
VIP - Energy	305	364
VIP - Energy Investor Class	2,362	2,129
VIP - Health Care	5,820	5,957
VIP - Heath Care Investor Class	21,939	17,410
VIP - Financial Services	1,006	1,060
VIP - Financial Services Investor Class	7,283	7,411
VIP - Industrials	453	666
VIP - Industrials Investor Class	6,985	7,502
VIP - Consumer Discretionary	374	980
VIP - Consumer Discretionary Investor Class	7,654	6,547
VIP - Real Estate	377	452
VIP - Real Estate Investor Class	3,348	4,398
VIP - Strategic Income	521	824
VIP - Strategic Income Investor Class	8,692	18,310
VIP - International Capital Appreciation	492	455
VIP - International Capital Appreciation Investor Class	8,363	6,702
VIP - Value	218	469
VIP - Value Investor Class	4,695	5,321
VIP - Freedom Income	257	459
VIP - Investor Freedom Income Investor Class	4,055	4,055
VIP - Freedom 2005	62	57
VIP - Investor Freedom 2005 Investor Class	186	1,420
VIP - Freedom 2010	193	191
VIP - Investor Freedom 2010 Investor Class	960	959
VIP - Freedom 2015	161	141
VIP - Investor Freedom 2015 Investor Class	1,315	760
VIP - Freedom 2020	266	462
VIP - Investor Freedom 2020 Investor Class	3,556	7,692
VIP - Freedom 2025	133	224
VIP - Investor Freedom 2025 Investor Class	3,378	2,140
VIP - Freedom 2030	232	702
VIP - Investor Freedom 2030 Investor Class	5,486	3,932
VIP - Freedom Lifetime Income I	89	158
VIP - Freedom Lifetime Income II	77	95
VIP - Freedom Lifetime Income III	155	163
VIP - Disciplined Small Cap	355	644
VIP - Disciplined Small Cap Investor Class	3,860	6,137
VIP - FundsManager 20% Investor Class	14,680	19,031
VIP - FundsManager 50% Investor Class	25,658	22,448
VIP - FundsManager 60% Investor Class	22,667	20,186
VIP - FundsManager 70% Investor Class	21,780	21,721
VIP - FundsManager 85% Investor Class	11,547	6,125
VIP - Consumer Staples	226	291
VIP - Consumer Staples Investor Class	4,628	6,302
VIP - Materials	58	112
VIP - Materials Investor Class	1,815	1,500

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Communication Services	$243	$196
VIP - Communication Services Investor Class	5,915	4,072
VIP - Emerging Markets	509	2,321
VIP - Emerging Markets Investor	11,494	6,143
VIP - Floating Rate High Income	530	324
VIP - Floating Rate High Income Investor Class	3,264	16,436
VIP - Bond Index	34,512	21,786
VIP - Total Market Index	6,548	4,896
VIP - Extended Market Index	2,918	3,751
VIP - International Index	5,020	3,002
VIF - Emerging Markets Equity	2,115	1,899
VIF - Emerging Markets Debt	1,959	3,597
VIF - Global Strategist	980	886
Invesco - V.I. Global Core Equity	1,250	2,477
WFF - VT Discovery	383	510
WFF - VT Opportunity	114	251
Lazard - Retirement Emerging Markets	761	1,543
PVIT - Commodity Real Return	511	766
PVIT - Low Duration	20,931	14,599
PVIT - Real Return Portfolio	3,222	3,293
PVIT - Total Return Portfolio	12,389	9,793
Blackrock - Global Allocation V.I.	4,506	4,636
FTVIP - Templeton Global Bond	1,687	3,627
FTVIP - Franklin U.S. Gov't Securities	6,006	2,396

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2020:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market	22,705	$22,705	$1.00
VIP - Government Money Market Investor Class	176,562	176,562	1.00
VIP - High Income	1,109	13,558	5.31
VIP - High Income Investor Class	6,758	40,711	5.27
VIP - Equity Income	1,756	44,778	23.90
VIP - Equity Income Investor Class	1,799	43,859	23.74
VIP - Growth	726	45,558	103.00
VIP - Growth Investor Class	598	46,127	102.38
VIP - Overseas	321	8,200	26.52
VIP - Overseas, Investor Class	780	18,217	26.42
VIP - Investment Grade Bond	1,296	17,774	14.09
VIP - Investment Grade Bond Investor Class	6,615	89,100	14.03
VIP - Asset Manager	1,576	26,959	17.04
VIP - Asset Manager Investor Class	1,678	27,402	16.91
VIP - Index 500	866	231,912	371.59
VIP - Asset Manager: Growth	370	6,587	22.00
VIP - Asset Manager Growth Investor Class	501	9,594	21.85
VIP - Contrafund	2,890	94,594	48.17
VIP - Contrafund Investor Class	4,053	145,781	47.83
VIP - Balanced	706	12,447	23.29
VIP - Balanced Investor Class	12,018	213,173	23.08
VIP - Dynamic Capital Appreciation	110	1,519	17.36
VIP - Dynamic Capital Appreciation Investor Class	791	11,043	17.32
VIP - Growth & Income	706	13,655	22.36
VIP - Growth & Income Investor Class	1,136	24,316	22.25
VIP - Growth Opportunities	359	15,730	77.54

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Growth Opportunities Investor Class	1,257	$66,171	$76.94
VIP - Mid Cap	657	23,127	38.72
VIP - Mid Cap Investor Class	1,318	47,447	38.44
VIP - Value Strategies	273	3,873	13.55
VIP - Value Strategies Investor Class	907	12,687	13.44
VIP - Utilities	107	1,885	18.04
VIP - Utilities Investor Class	719	12,808	17.91
VIP - Technology	1,150	22,781	30.99
VIP - Technology Investor Class	3,635	74,289	30.51
VIP - Energy	114	3,167	10.41
VIP - Energy Investor Class	383	9,009	10.39
VIP - Health Care	416	12,967	38.41
VIP - Heath Care Investor Class	1,851	57,456	38.04
VIP - Financial Services	105	1,442	12.38
VIP - Financial Services Investor Class	1,048	13,746	12.31
VIP - Industrials	89	1,987	23.29
VIP - Industrials Investor Class	618	13,996	23.10
VIP - Consumer Discretionary	75	1,791	34.37
VIP - Consumer Discretionary Investor Class	651	16,589	34.24
VIP - Real Estate	142	3,485	17.43
VIP - Real Estate Investor Class	807	17,014	17.32
VIP - Strategic Income	452	5,350	11.81
VIP - Strategic Income Investor Class	5,545	65,754	11.77
VIP - International Capital Appreciation	116	2,011	23.04
VIP - International Capital Appreciation Investor Class	1,589	27,932	22.85
VIP - Value	121	1,916	15.95
VIP - Value Investor Class	985	15,538	15.92
VIP - Freedom Income	72	833	12.74
VIP - Investor Freedom Income Investor Class	395	4,738	12.68
VIP - Freedom 2005	72	875	13.63
VIP - Investor Freedom 2005 Investor Class	195	2,304	12.97
VIP - Freedom 2010	81	1,047	14.28
VIP - Investor Freedom 2010 Investor Class	404	4,842	13.73
VIP - Freedom 2015	91	1,167	14.12
VIP - Investor Freedom 2015 Investor Class	679	8,044	13.73
VIP - Freedom 2020	173	2,284	15.03
VIP - Investor Freedom 2020 Investor Class	1,617	20,181	14.36
VIP - Freedom 2025	130	1,822	16.84
VIP - Investor Freedom 2025 Investor Class	1,373	18,245	15.74
VIP - Freedom 2030	77	1,121	16.83
VIP - Investor Freedom 2030 Investor Class	1,285	17,330	15.70
VIP - Freedom Lifetime Income I	132	1,513	12.11
VIP - Freedom Lifetime Income II	80	956	13.83
VIP - Freedom Lifetime Income III	180	2,192	14.72
VIP - Disciplined Small Cap	78	1,270	17.27
VIP - Disciplined Small Cap Investor Class	1,326	21,359	17.18
VIP - FundsManager 20% Investor Class	5,627	64,238	11.89
VIP - FundsManager 50% Investor Class	11,680	144,099	13.56
VIP - FundsManager 60% Investor Class	16,529	180,356	11.35
VIP - FundsManager 70% Investor Class	8,846	111,278	13.90
VIP - FundsManager 85% Investor Class	4,333	54,510	13.86
VIP - Consumer Staples	57	1,095	19.84
VIP - Consumer Staples Investor Class	922	17,372	19.75
VIP - Materials	43	654	14.17
VIP - Materials Investor Class	267	3,995	14.16
VIP - Communication Services	84	1,108	17.39
VIP - Communication Services Investor Class	547	7,600	17.23

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Emerging Markets	52	$670	$14.75
VIP - Emerging Markets Investor Class	1,320	17,193	14.68
VIP - Floating Rate High Income	90	890	9.66
VIP - Floating Rate High Income Investor Class	1,710	17,324	9.66
VIP - Bond Index	2,629	29,442	11.35
VIP - Total Market Index	1,116	12,807	14.07
VIP - Extended Market Index	408	4,457	12.52
VIP - International Index	1,078	10,480	10.95
VIF - Emerging Markets Equity	422	8,986	17.73
VIF - Emerging Markets Debt	1,382	12,744	7.74
VIF - Global Strategist	433	5,209	10.99
Invesco - V.I. Global Core Equity	474	4,775	11.49
WFF - VT Discovery	115	3,730	48.73
WFF - VT Opportunity	46	1,291	29.63
Lazard - Retirement Emerging Markets	361	9,084	20.91
PVIT - Commodity Real Return	254	3,096	6.05
PVIT - Low Duration	4,274	45,503	10.38
PVIT - Real Return Portfolio	1,415	20,516	13.92
PVIT - Total Return Portfolio	4,728	54,702	11.59
Blackrock - Global Allocation V.I.	1,768	31,382	19.41
FTVIP - Templeton Global Bond	561	10,851	13.82
FTVIP - Franklin U.S. Gov't Securities	700	8,851	12.08

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2020 and 2019 were as follows:

	Retirement Reserves		Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Government Money Market
Units Issued	1,572	554	6	—
Units Redeemed	(1,462)	(637)	(10)	(5)
Net Increase (Decrease)	110	(83)	(4)	(5)
VIP - High Income
Units Issued	5	3	—	—
Units Redeemed	(19)	(10)	(3)	(3)
Net Increase (Decrease)	(14)	(7)	(3)	(3)
VIP - Equity-Income
Units Issued	11	4	—	—
Units Redeemed	(37)	(36)	(4)	(3)
Net Increase (Decrease)	(26)	(32)	(4)	(3)
VIP - Growth
Units Issued	15	5	1	—
Units Redeemed	(33)	(31)	(4)	(4)
Net Increase (Decrease)	(18)	(26)	(3)	(4)
VIP - Overseas
Units Issued	3	2	—	—
Units Redeemed	(16)	(26)	(2)	(1)
Net Increase (Decrease)	(13)	(24)	(2)	(1)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Investment Grade Bond
Units Issued	127	22	—	—
Units Redeemed	(111)	(30)	(6)	(6)
Net Increase (Decrease)	16	(8)	(6)	(6)
VIP - Asset Manager
Units Issued	7	9	—	—
Units Redeemed	(30)	(51)	(3)	(2)
Net Increase (Decrease)	(23)	(42)	(3)	(2)
VIP - Index 500
Units Issued	102	28	—	—
Units Redeemed	(171)	(62)	(10)	(7)
Net Increase (Decrease)	(69)	(34)	(10)	(7)
VIP - Asset Manager: Growth
Units Issued	2	3	—	—
Units Redeemed	(9)	(10)	(3)	(1)
Net Increase (Decrease)	(7)	(7)	(3)	(1)
VIP - Contrafund
Units Issued	22	17	3	1
Units Redeemed	(80)	(107)	(12)	(8)
Net Increase (Decrease)	(58)	(90)	(9)	(7)
VIP - Balanced
Units Issued	23	46	—	—
Units Redeemed	(44)	(83)	(4)	(5)
Net Increase (Decrease)	(21)	(37)	(4)	(5)
VIP - Dynamic Capital Appreciation
Units Issued	4	3	—	—
Units Redeemed	(10)	(14)	(1)	—
Net Increase (Decrease)	(6)	(11)	(1)	—
VIP - Growth & Income
Units Issued	8	4	1	—
Units Redeemed	(39)	(36)	(6)	(5)
Net Increase (Decrease)	(31)	(32)	(5)	(5)
VIP - Growth Opportunities
Units Issued	77	80	3	5
Units Redeemed	(61)	(60)	(6)	(5)
Net Increase (Decrease)	16	20	(3)	—
VIP - Mid Cap
Units Issued	13	6	—	—
Units Redeemed	(76)	(62)	(9)	(8)
Net Increase (Decrease)	(63)	(56)	(9)	(8)
VIP - Value Strategies
Units Issued	26	11	3	—
Units Redeemed	(19)	(22)	(2)	(2)
Net Increase (Decrease)	7	(11)	1	(2)
VIP - Utilities
Units Issued	12	21	—	2
Units Redeemed	(50)	(10)	(7)	(3)
Net Increase (Decrease)	(38)	11	(7)	(1)
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Technology
Units Issued	174	67	15	4
Units Redeemed	(203)	(50)	(9)	(7)
Net Increase (Decrease)	(29)	17	6	(3)
VIP - Energy
Units Issued	24	7	—	1
Units Redeemed	(22)	(21)	(3)	(2)
Net Increase (Decrease)	2	(14)	(3)	(1)
VIP - Health Care
Units Issued	86	14	4	3
Units Redeemed	(98)	(62)	(3)	(1)
Net Increase (Decrease)	(12)	(48)	1	2
VIP - Financial Services
Units Issued	59	25	—	1
Units Redeemed	(69)	(57)	(1)	(10)
Net Increase (Decrease)	(10)	(32)	(1)	(9)
VIP - Industrials
Units Issued	4	3	3	—
Units Redeemed	(11)	(13)	(3)	(2)
Net Increase (Decrease)	(7)	(10)	—	(2)
VIP - Consumer Discretionary
Units Issued	9	7	—	1
Units Redeemed	(24)	(21)	—	(2)
Net Increase (Decrease)	(15)	(14)	—	(1)
VIP - Real Estate
Units Issued	6	6	—	—
Units Redeemed	(12)	(21)	(1)	—
Net Increase (Decrease)	(6)	(15)	(1)	—
VIP - Strategic Income
Units Issued	14	18	1	—
Units Redeemed	(33)	(67)	(5)	(4)
Net Increase (Decrease)	(19)	(49)	(4)	(4)
VIP - International Capital Appreciation
Units Issued	18	5	—	1
Units Redeemed	(18)	(22)	(2)	—
Net Increase (Decrease)	—	(17)	(2)	1
VIP - Value
Units Issued	4	3	—	—
Units Redeemed	(20)	(13)	(1)	(2)
Net Increase (Decrease)	(16)	(10)	(1)	(2)
VIP - Freedom Income
Units Issued	14	4	—	—
Units Redeemed	(26)	(11)	—	—
Net Increase (Decrease)	(12)	(7)	—	—
VIP - Freedom 2005
Units Issued	1	15	—	—
Units Redeemed	(3)	(3)	—	—
Net Increase (Decrease)	(2)	12	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Freedom 2010
Units Issued	6	15	—	—
Units Redeemed	(8)	(8)	—	—
Net Increase (Decrease)	(2)	7	—	—
VIP - Freedom 2015
Units Issued	4	7	—	—
Units Redeemed	(6)	(8)	—	—
Net Increase (Decrease)	(2)	(1)	—	—
VIP - Freedom 2020
Units Issued	4	1	—	—
Units Redeemed	(19)	(20)	—	—
Net Increase (Decrease)	(15)	(19)	—	—
VIP - Freedom 2025
Units Issued	1	27	—	—
Units Redeemed	(10)	(17)	—	—
Net Increase (Decrease)	(9)	10	—	—
VIP - Freedom 2030
Units Issued	5	2	—	—
Units Redeemed	(30)	(1)	—	—
Net Increase (Decrease)	(25)	1	—	—
VIP - Disciplined Small Cap
Units Issued	19	21	—	1
Units Redeemed	(37)	(29)	—	(4)
Net Increase (Decrease)	(18)	(8)	—	(3)
VIP - FundsManager 20% Investor Class
Units Issued	49	8	6	—
Units Redeemed	(11)	(24)	(5)	(5)
Net Increase (Decrease)	38	(16)	1	(5)
VIP - FundsManager 50% Investor Class
Units Issued	76	38	—	3
Units Redeemed	(40)	(70)	(22)	(23)
Net Increase (Decrease)	36	(32)	(22)	(20)
VIP - FundsManager 60% Investor Class
Units Issued	3	17	1	1
Units Redeemed	(16)	(117)	(6)	(5)
Net Increase (Decrease)	(13)	(100)	(5)	(4)
VIP - FundsManager 70% Investor Class
Units Issued	—	18	—	2
Units Redeemed	(76)	(19)	(22)	(12)
Net Increase (Decrease)	(76)	(1)	(22)	(10)
VIP - FundsManager 85% Investor Class
Units Issued	17	25	—	1
Units Redeemed	(42)	(2)	(2)	(3)
Net Increase (Decrease)	(25)	23	(2)	(2)
VIP - Consumer Staples
Units Issued	6	7	—	—
Units Redeemed	(10)	(12)	(1)	—
Net Increase (Decrease)	(4)	(5)	(1)	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2020	2019	2020	2019
VIP - Materials
Units Issued	3	—	—	—
Units Redeemed	(7)	(11)	—	—
Net Increase (Decrease)	(4)	(11)	—	—
VIP - Communication Services
Units Issued	10	24	—	—
Units Redeemed	(9)	(24)	—	—
Net Increase (Decrease)	1	—	—	—
VIP - Emerging Markets
Units Issued	16	12	—	—
Units Redeemed	(248)	(47)	—	(1)
Net Increase (Decrease)	(232)	(35)	—	(1)
VIP - Floating Rate High Income
Units Issued	44	10	1	1
Units Redeemed	(28)	(27)	(2)	(2)
Net Increase (Decrease)	16	(17)	(1)	(1)
VIP - Bond Index
Units Issued	523	34	6	—
Units Redeemed	(385)	(5)	(1)	(1)
Net Increase (Decrease)	138	29	5	(1)
VIP - Total Market Index
Units Issued	35	23	—	—
Units Redeemed	(24)	(17)	(4)	(1)
Net Increase (Decrease)	11	6	(4)	(1)
VIP - Extended Market Index
Units Issued	7	43	—	3
Units Redeemed	(37)	(10)	(2)	—
Net Increase (Decrease)	(30)	33	(2)	3
VIP - International Index
Units Issued	12	19	—	—
Units Redeemed	(1)	(6)	—	(1)
Net Increase (Decrease)	11	13	—	(1)
VIF - Emerging Markets Equity
Units Issued	—	7	—	—
Units Redeemed	(15)	(9)	(1)	(1)
Net Increase (Decrease)	(15)	(2)	(1)	(1)
VIF - Emerging Markets Debt
Units Issued	1	3	—	—
Units Redeemed	(6)	(5)	—	(1)
Net Increase (Decrease)	(5)	(2)	—	(1)
VIF - Global Strategist
Units Issued	—	1	—	—
Units Redeemed	(3)	(9)	(1)	(1)
Net Increase (Decrease)	(3)	(8)	(1)	(1)
Invesco - V.I. Global Core Equity
Units Issued	—	13	—	—
Units Redeemed	(32)	(10)	—	(1)
Net Increase (Decrease)	(32)	3	—	(1)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage
(in thousands)	2020	2019	2020	2019
WFF - VT Discovery
Units Issued	—	1	—	—
Units Redeemed	(6)	(4)	—	(1)
Net Increase (Decrease)	(6)	(3)	—	(1)
WFF - VT Opportunity
Units Issued	—	—	—	—
Units Redeemed	(4)	(3)	(1)	—
Net Increase (Decrease)	(4)	(3)	(1)	—
Lazard - Retirement Emerging Markets
Units Issued	2	2	—	—
Units Redeemed	(7)	(16)	—	—
Net Increase (Decrease)	(5)	(14)	—	—
PVIT - Low Duration
Units Issued	156	37	—	—
Units Redeemed	(72)	(60)	—	—
Net Increase (Decrease)	84	(23)	—	—
PVIT - Real Return
Units Issued	10	6	—	—
Units Redeemed	(12)	(6)	—	—
Net Increase (Decrease)	(2)	—	—	—
PVIT - Total Return
Units Issued	35	33	—	—
Units Redeemed	(35)	(42)	—	—
Net Increase (Decrease)	—	(9)	—	—
Blackrock - Global Allocation V.I.
Units Issued	6	1	—	—
Units Redeemed	(6)	(4)	—	—
Net Increase (Decrease)	—	(3)	—	—
FTVIP - Templeton Global Bond
Units Issued	15	11	—	—
Units Redeemed	(13)	(19)	—	—
Net Increase (Decrease)	2	(8)	—	—
FTVIP - Franklin U.S. Gov't Securities
Units Issued	70	19	—	—
Units Redeemed	(37)	(26)	—	—
Net Increase (Decrease)	33	(7)	—	—
	Personal Retirement		Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Government Money Market Investor Class
Units Issued	30,680	18,595	—	—
Units Redeemed	(27,994)	(17,604)	—	—
Net Increase (Decrease)	2,686	991	—	—
VIP - High Income Investor Class
Units Issued	514	498	—	—
Units Redeemed	(768)	(443)	—	—
Net Increase (Decrease)	(254)	55	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Equity-Income Investor Class
Units Issued	355	305	—	—
Units Redeemed	(364)	(339)	—	—
Net Increase (Decrease)	(9)	(34)	—	—
VIP - Growth Investor Class
Units Issued	408	201	—	—
Units Redeemed	(333)	(322)	—	—
Net Increase (Decrease)	75	(121)	—	—
VIP - Overseas, Investor Class
Units Issued	125	95	—	—
Units Redeemed	(303)	(173)	—	—
Net Increase (Decrease)	(178)	(78)	—	—
VIP - Investment Grade Bond Investor Class
Units Issued	2,376	1,421	—	—
Units Redeemed	(1,488)	(810)	—	—
Net Increase (Decrease)	888	611	—	—
VIP - Asset Manager Investor Class
Units Issued	128	102	—	—
Units Redeemed	(220)	(101)	—	—
Net Increase (Decrease)	(92)	1	—	—
VIP - Index 500
Units Issued	1,603	1,666	—	—
Units Redeemed	(2,542)	(1,028)	—	—
Net Increase (Decrease)	(939)	638	—	—
VIP - Asset Manager: Growth Investor Class
Units Issued	49	14	—	—
Units Redeemed	(61)	(11)	—	—
Net Increase (Decrease)	(12)	3	—	—
VIP - Contrafund Investor Class
Units Issued	818	595	—	—
Units Redeemed	(1,173)	(664)	—	—
Net Increase (Decrease)	(355)	(69)	—	—
VIP - Balanced Investor Class
Units Issued	1,390	1,160	—	—
Units Redeemed	(1,284)	(1,080)	—	—
Net Increase (Decrease)	106	80	—	—
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	98	52	—	—
Units Redeemed	(77)	(54)	—	—
Net Increase (Decrease)	21	(2)	—	—
VIP - Growth & Income Investor Class
Units Issued	104	142	—	—
Units Redeemed	(201)	(148)	—	—
Net Increase (Decrease)	(97)	(6)	—	—
VIP - Growth Opportunities Investor Class
Units Issued	738	494	—	—
Units Redeemed	(549)	(269)	—	—
Net Increase (Decrease)	189	225	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Mid Cap Investor Class
Units Issued	359	214	—	—
Units Redeemed	(756)	(391)	—	—
Net Increase (Decrease)	(397)	(177)	—	—
VIP - Value Strategies Investor Class
Units Issued	259	81	—	—
Units Redeemed	(142)	(99)	—	—
Net Increase (Decrease)	117	(18)	—	—
VIP - Utilities Investor Class
Units Issued	160	269	—	—
Units Redeemed	(298)	(105)	—	—
Net Increase (Decrease)	(138)	164	—	—
VIP - Technology Investor Class
Units Issued	812	324	—	—
Units Redeemed	(668)	(335)	—	—
Net Increase (Decrease)	144	(11)	—	—
VIP - Energy Investor Class
Units Issued	356	134	—	—
Units Redeemed	(330)	(242)	—	—
Net Increase (Decrease)	26	(108)	—	—
VIP - Health Care Investor Class
Units Issued	371	231	—	—
Units Redeemed	(352)	(430)	—	—
Net Increase (Decrease)	19	(199)	—	—
VIP - Financial Services Investor Class
Units Issued	286	145	—	—
Units Redeemed	(431)	(255)	—	—
Net Increase (Decrease)	(145)	(110)	—	—
VIP - Industrials Investor Class
Units Issued	202	95	—	—
Units Redeemed	(256)	(151)	—	—
Net Increase (Decrease)	(54)	(56)	—	—
VIP - Consumer Discretionary Investor Class
Units Issued	204	113	—	—
Units Redeemed	(199)	(203)	—	—
Net Increase (Decrease)	5	(90)	—	—
VIP - Real Estate Investor Class
Units Issued	112	149	—	—
Units Redeemed	(210)	(162)	—	—
Net Increase (Decrease)	(98)	(13)	—	—
VIP - Strategic Income Investor Class
Units Issued	461	693	—	—
Units Redeemed	(1,181)	(666)	—	—
Net Increase (Decrease)	(720)	27	—	—
VIP - International Capital Appreciation, Investor Class
Units Issued	304	223	—	—
Units Redeemed	(293)	(241)	—	—
Net Increase (Decrease)	11	(18)	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Value Investor Class
Units Issued	167	113	—	—
Units Redeemed	(240)	(100)	—	—
Net Increase (Decrease)	(73)	13	—	—
VIP - Investor Freedom Income Investor Class
Units Issued	227	68	—	—
Units Redeemed	(251)	(26)	—	—
Net Increase (Decrease)	(24)	42	—	—
VIP - Investor Freedom 2005 Investor Class
Units Issued	2	23	—	—
Units Redeemed	(77)	(24)	—	—
Net Increase (Decrease)	(75)	(1)	—	—
VIP - Investor Freedom 2010 Investor Class
Units Issued	35	19	—	—
Units Redeemed	(49)	(21)	—	—
Net Increase (Decrease)	(14)	(2)	—	—
VIP - Investor Freedom 2015 Investor Class
Units Issued	40	31	—	—
Units Redeemed	(36)	(40)	—	—
Net Increase (Decrease)	4	(9)	—	—
VIP - Investor Freedom 2020 Investor Class
Units Issued	98	211	—	—
Units Redeemed	(342)	(197)	—	—
Net Increase (Decrease)	(244)	14	—	—
VIP - Investor Freedom 2025 Investor Class
Units Issued	98	149	—	—
Units Redeemed	(81)	(84)	—	—
Net Increase (Decrease)	17	65	—	—
VIP - Investor Freedom 2030 Investor Class
Units Issued	173	131	—	—
Units Redeemed	(160)	(242)	—	—
Net Increase (Decrease)	13	(111)	—	—
VIP - Freedom Lifetime Income I
Units Issued	—	—	—	1
Units Redeemed	—	—	(7)	(7)
Net Increase (Decrease)	—	—	(7)	(6)
VIP - Freedom Lifetime Income II
Units Issued	—	—	1	1
Units Redeemed	—	—	(4)	(5)
Net Increase (Decrease)	—	—	(3)	(4)
VIP - Freedom Lifetime Income III
Units Issued	—	—	1	—
Units Redeemed	—	—	(6)	(6)
Net Increase (Decrease)	—	—	(5)	(6)
VIP - Disciplined Small Cap Investor Class
Units Issued	163	187	—	—
Units Redeemed	(274)	(249)	—	—
Net Increase (Decrease)	(111)	(62)	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - FundsManager 20% Investor Class
Units Issued	830	890	—	—
Units Redeemed	(1,258)	(489)	(2)	(3)
Net Increase (Decrease)	(428)	401	(2)	(3)
VIP - FundsManager 50% Investor Class
Units Issued	1,035	1,022	13	1
Units Redeemed	(1,079)	(1,200)	(26)	(18)
Net Increase (Decrease)	(44)	(178)	(13)	(17)
VIP - FundsManager 60% Investor Class
Units Issued	889	855	2	—
Units Redeemed	(718)	(639)	(27)	(51)
Net Increase (Decrease)	171	216	(25)	(51)
VIP - FundsManager 70% Investor Class
Units Issued	809	632	—	—
Units Redeemed	(899)	(694)	(17)	(5)
Net Increase (Decrease)	(90)	(62)	(17)	(5)
VIP - FundsManager 85% Investor Class
Units Issued	392	187	—	—
Units Redeemed	(203)	(404)	(3)	(4)
Net Increase (Decrease)	189	(217)	(3)	(4)
VIP - Consumer Staples Investor Class
Units Issued	147	164	—	—
Units Redeemed	(243)	(178)	—	—
Net Increase (Decrease)	(96)	(14)	—	—
VIP - Materials Investor Class
Units Issued	93	23	—	—
Units Redeemed	(91)	(190)	—	—
Net Increase (Decrease)	2	(167)	—	—
VIP - Communication Services Investor Class
Units Issued	232	154	—	—
Units Redeemed	(175)	(89)	—	—
Net Increase (Decrease)	57	65	—	—
VIP - Emerging Markets Investor Class
Units Issued	607	602	—	—
Units Redeemed	(470)	(555)	—	—
Net Increase (Decrease)	137	47	—	—
VIP - Floating Rate High Income Investor Class
Units Issued	227	875	—	—
Units Redeemed	(1,535)	(1,061)	—	—
Net Increase (Decrease)	(1,308)	(186)	—	—
VIP - Bond Index
Units Issued	2,573	809	—	—
Units Redeemed	(1,620)	(96)	—	—
Net Increase (Decrease)	953	713	—	—
VIP - Total Market Index
Units Issued	520	502	—	—
Units Redeemed	(427)	(293)	—	—
Net Increase (Decrease)	93	209	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
VIP - Extended Market Index
Units Issued	300	392	—	—
Units Redeemed	(372)	(144)	—	—
Net Increase (Decrease)	(72)	248	—	—
VIP - International Index
Units Issued	474	519	—	—
Units Redeemed	(308)	(110)	—	—
Net Increase (Decrease)	166	409	—	—
VIF - Emerging Markets Equity
Units Issued	137	26	—	—
Units Redeemed	(101)	(47)	—	—
Net Increase (Decrease)	36	(21)	—	—
VIF - Emerging Market Debt
Units Issued	104	175	—	—
Units Redeemed	(220)	(233)	—	—
Net Increase (Decrease)	(116)	(58)	—	—
VIF - Global Strategist
Units Issued	23	6	—	—
Units Redeemed	(37)	(63)	—	—
Net Increase (Decrease)	(14)	(57)	—	—
Invesco - V.I. Global Core Equity
Units Issued	58	22	—	—
Units Redeemed	(110)	(36)	—	—
Net Increase (Decrease)	(52)	(14)	—	—
Lazard - Retirement Emerging Markets
Units Issued	46	36	—	—
Units Redeemed	(114)	(120)	—	—
Net Increase (Decrease)	(68)	(84)	—	—
PVIT - Commodity Real Return
Units Issued	87	80	—	—
Units Redeemed	(149)	(187)	—	—
Net Increase (Decrease)	(62)	(107)	—	—
PVIT - Low Duration
Units Issued	1,622	420	—	—
Units Redeemed	(1,201)	(850)	—	—
Net Increase (Decrease)	421	(430)	—	—
PVIT - Real Return
Units Issued	210	117	—	—
Units Redeemed	(238)	(216)	—	—
Net Increase (Decrease)	(28)	(99)	—	—
PVIT - Total Return
Units Issued	764	563	—	—
Units Redeemed	(693)	(522)	—	—
Net Increase (Decrease)	71	41	—	—
Blackrock - Global Allocation V.I.
Units Issued	154	39	—	—
Units Redeemed	(304)	(203)	—	—
Net Increase (Decrease)	(150)	(164)	—	—

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2020	2019	2020	2019
FTVIP - Templeton Global Bond
Units Issued	83	153	—	—
Units Redeemed	(321)	(136)	—	—
Net Increase (Decrease)	(238)	17	—	—
FTVIP - Franklin U.S. Gov't Securities
Units Issued	464	71	—	—
Units Redeemed	(196)	(86)	—	—
Net Increase (Decrease)	268	(15)	—	—

	Growth and Guaranteed Income
(in thousands)	2020	2019
VIP - Government Money Market Investor Class
Units Issued	270	208
Units Redeemed	(306)	(228)
Net Increase (Decrease)	(36)	(20)
VIP - Balanced Investor Class
Units Issued	—	12
Units Redeemed	(249)	(330)
Net Increase (Decrease)	(249)	(318)
VIP - FundsManager 60% Investor Class
Units Issued	—	—
Units Redeemed	(289)	(578)
Net Increase (Decrease)	(289)	(578)

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Government Money Market
2020	1,076	$21.11	$20.21	$22,707	0.80%	1.00%	0.29%	(0.49%)	(0.69%)
2019	970	$21.22	$20.35	$20,554	0.80%	1.00%	2.00%	1.20%	1.00%
2018	1,058	$20.97	$20.15	$22,146	0.80%	1.00%	1.65%	0.83%	0.63%
2017	884	$20.79	$20.03	$18,354	0.80%	1.00%	0.67%	(0.13%)	(0.33%)
2016	970	$20.82	$20.09	$20,171	0.80%	1.00%	0.20%	(0.60%)	(0.81%)
VIP - Government Money Market Investor Class
2020	16,129	$10.41	$9.13	$176,561	0.10%	1.25%	0.26%	0.21%	(0.95%)
2019	13,479	$10.39	$9.22	$147,397	0.10%	1.25%	1.96%	1.89%	0.72%
2018	12,508	$10.20	$9.15	$134,458	0.10%	1.25%	1.63%	1.53%	0.35%
2017	8,583	$10.05	$8.99	$91,331	0.10%	1.40%	0.65%	0.55%	(0.75%)
2016	8,751	$9.99	$9.06	$92,896	0.10%	1.40%	0.18%	0.08%	(1.22%)
VIP - High Income
2020	97	$61.16	$58.55	$5,892	0.80%	1.00%	4.85%	1.92%	1.72%
2019	114	$60.01	$57.56	$6,779	0.80%	1.00%	5.12%	14.18%	13.96%
2018	124	$52.55	$50.51	$6,437	0.80%	1.00%	5.38%	(4.06%)	(4.26%)
2017	141	$54.78	$52.76	$7,717	0.80%	1.00%	5.14%	6.08%	5.87%
2016	167	$51.64	$49.83	$8,580	0.80%	1.00%	5.26%	13.69%	13.46%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - High Income Investor Class
2020	1,751	$17.88	$27.99	$35,614	0.10%	0.25%	4.87%	2.64%	2.48%
2019	2,005	$17.42	$27.32	$39,854	0.10%	0.25%	5.23%	14.83%	14.65%
2018	1,950	$15.17	$23.83	$34,203	0.10%	0.25%	5.35%	(3.60%)	(3.74%)
2017	2,300	$15.74	$24.75	$41,811	0.10%	0.25%	5.12%	6.84%	6.68%
2016	2,613	$14.73	$23.20	$44,774	0.10%	0.25%	5.60%	14.52%	14.35%
VIP - Equity-Income
2020	298	$141.40	$135.36	$41,997	0.80%	1.00%	1.83%	5.84%	5.62%
2019	328	$133.60	$128.15	$43,571	0.80%	1.00%	2.00%	26.42%	26.17%
2018	363	$105.67	$101.57	$38,246	0.80%	1.00%	2.24%	(9.03%)	(9.21%)
2017	396	$116.16	$111.88	$45,842	0.80%	1.00%	1.69%	11.99%	11.77%
2016	442	$103.72	$100.10	$45,709	0.80%	1.00%	2.27%	17.07%	16.84%
VIP - Equity-Income Investor Class
2020	1,476	$30.24	$44.42	$42,707	0.10%	0.25%	1.81%	6.47%	6.31%
2019	1,485	$28.40	$41.79	$40,260	0.10%	0.25%	1.96%	27.22%	27.03%
2018	1,519	$22.32	$32.90	$32,271	0.10%	0.25%	2.11%	(8.47%)	(8.60%)
2017	1,702	$24.39	$35.99	$39,683	0.10%	0.25%	1.63%	12.72%	12.55%
2016	1,909	$21.64	$31.98	$39,641	0.10%	0.25%	2.45%	17.75%	17.57%
VIP - Growth
2020	263	$284.50	$272.36	$74,751	0.80%	1.00%	0.07%	42.74%	42.45%
2019	284	$199.32	$191.20	$56,557	0.80%	1.00%	0.26%	33.24%	32.97%
2018	314	$149.59	$143.79	$46,927	0.80%	1.00%	0.24%	(0.97%)	(1.17%)
2017	328	$151.06	$145.49	$49,419	0.80%	1.00%	0.22%	34.06%	33.79%
2016	349	$112.68	$108.75	$39,239	0.80%	1.00%	0.04%	(0.01%)	(0.21%)
VIP - Growth Investor Class
2020	1,061	$58.99	$84.64	$61,214	0.10%	0.25%	0.06%	43.64%	43.42%
2019	986	$41.07	$59.02	$39,055	0.10%	0.25%	0.18%	34.07%	33.87%
2018	1,107	$30.63	$44.09	$32,858	0.10%	0.25%	0.16%	(0.34%)	(0.49%)
2017	1,083	$30.74	$44.30	$32,282	0.10%	0.25%	0.14%	34.89%	34.69%
2016	861	$22.79	$32.89	$19,053	0.10%	0.25%	—	0.61%	0.46%
VIP - Overseas
2020	127	$66.80	$63.95	$8,508	0.80%	1.00%	0.43%	14.69%	14.46%
2019	142	$58.25	$55.88	$8,259	0.80%	1.00%	1.66%	26.74%	26.49%
2018	167	$45.96	$44.17	$7,665	0.80%	1.00%	1.51%	(15.49%)	(15.66%)
2017	181	$54.38	$52.38	$9,797	0.80%	1.00%	1.44%	29.25%	28.99%
2016	186	$42.08	$40.61	$7,834	0.80%	1.00%	1.37%	(5.82%)	(6.01%)
VIP - Overseas, Investor Class
2020	903	$22.50	$30.89	$20,602	0.10%	0.25%	0.35%	15.38%	15.21%
2019	1,081	$19.50	$26.82	$21,373	0.10%	0.25%	1.67%	27.61%	27.42%
2018	1,159	$15.28	$21.05	$18,043	0.10%	0.25%	1.38%	(14.98%)	(15.11%)
2017	1,370	$17.98	$24.79	$25,083	0.10%	0.25%	1.59%	30.05%	29.85%
2016	1,114	$13.82	$19.09	$15,780	0.10%	0.25%	1.35%	(5.24%)	(5.38%)
VIP - Investment Grade Bond
2020	364	$50.44	$48.29	$18,270	0.80%	1.00%	2.16%	8.52%	8.30%
2019	354	$46.48	$44.59	$16,342	0.80%	1.00%	2.72%	8.79%	8.57%
2018	368	$42.73	$41.07	$15,630	0.80%	1.00%	2.36%	(1.33%)	(1.53%)
2017	430	$43.31	$41.71	$18,523	0.80%	1.00%	2.30%	3.39%	3.18%
2016	499	$41.89	$40.43	$20,793	0.80%	1.00%	2.28%	3.90%	3.69%
VIP - Investment Grade Bond Investor Class
2020	5,485	$15.05	$19.18	$92,809	0.10%	0.25%	2.32%	9.22%	9.06%
2019	4,597	$13.78	$17.59	$72,449	0.10%	0.25%	2.84%	9.56%	9.40%
2018	3,986	$12.58	$16.08	$58,333	0.10%	0.25%	2.35%	(0.67%)	(0.82%)
2017	4,477	$12.66	$16.21	$65,515	0.10%	0.25%	2.42%	4.10%	3.94%
2016	4,104	$12.17	$15.60	$57,953	0.10%	0.25%	2.50%	4.63%	4.47%
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager
2020	355	$75.99	$72.74	$26,872	0.80%	1.00%	1.52%	13.95%	13.72%
2019	381	$66.68	$63.97	$25,322	0.80%	1.00%	1.74%	17.30%	17.07%
2018	425	$56.85	$54.64	$24,130	0.80%	1.00%	1.67%	(6.11%)	(6.30%)
2017	453	$60.55	$58.32	$27,406	0.80%	1.00%	1.88%	13.19%	12.97%
2016	483	$53.49	$51.62	$25,809	0.80%	1.00%	1.40%	2.25%	2.04%
VIP - Asset Manager Investor Class
2020	1,192	$22.13	$31.02	$28,373	0.10%	0.25%	1.49%	14.65%	14.48%
2019	1,284	$19.30	$27.10	$26,975	0.10%	0.25%	1.79%	18.02%	17.84%
2018	1,283	$16.36	$23.00	$22,835	0.10%	0.25%	1.65%	(5.49%)	(5.63%)
2017	1,291	$17.31	$24.37	$24,453	0.10%	0.25%	1.90%	13.84%	13.67%
2016	1,259	$15.20	$21.44	$21,205	0.10%	0.25%	1.33%	2.91%	2.76%
VIP - Index 500
2020	6,795	$41.70	$114.75	$321,729	0.10%	1.00%	1.76%	18.12%	17.05%
2019	7,813	$35.30	$98.03	$314,046	0.10%	1.00%	2.00%	31.22%	30.04%
2018	7,216	$26.90	$75.39	$225,894	0.10%	1.00%	1.87%	(4.59%)	(5.45%)
2017	7,396	$28.20	$79.73	$247,503	0.10%	1.00%	1.85%	21.59%	20.50%
2016	6,801	$23.19	$66.17	$193,210	0.10%	1.00%	1.64%	11.75%	10.74%
VIP - Asset Manager: Growth
2020	151	$54.00	$51.70	$8,144	0.80%	1.00%	1.13%	16.32%	16.09%
2019	161	$46.42	$44.53	$7,456	0.80%	1.00%	1.57%	21.84%	21.60%
2018	169	$38.10	$36.62	$6,412	0.80%	1.00%	1.43%	(8.39%)	(8.58%)
2017	180	$41.59	$40.06	$7,485	0.80%	1.00%	1.23%	17.78%	17.54%
2016	203	$35.31	$34.08	$7,172	0.80%	1.00%	1.35%	1.64%	1.44%
VIP - Asset Manager: Growth Investor Class
2020	394	$25.69	$37.15	$10,957	0.10%	0.25%	1.04%	17.08%	16.90%
2019	406	$21.95	$31.78	$9,677	0.10%	0.25%	1.55%	22.58%	22.39%
2018	403	$17.90	$25.97	$7,808	0.10%	0.25%	1.27%	(7.82%)	(7.96%)
2017	449	$19.42	$28.21	$9,432	0.10%	0.25%	1.39%	18.57%	18.39%
2016	363	$16.38	$23.83	$6,491	0.10%	0.25%	1.30%	2.25%	2.09%
VIP - Contrafund
2020	923	$151.24	$144.79	$139,235	0.80%	1.00%	0.25%	29.52%	29.26%
2019	990	$116.77	$112.02	$115,354	0.80%	1.00%	0.46%	30.53%	30.26%
2018	1,087	$89.46	$85.99	$97,057	0.80%	1.00%	0.70%	(7.13%)	(7.32%)
2017	1,191	$96.33	$92.78	$114,433	0.80%	1.00%	1.00%	20.90%	20.66%
2016	1,279	$79.68	$76.89	$101,648	0.80%	1.00%	0.81%	7.14%	6.93%
VIP - Contrafund Investor Class
2020	4,518	$41.22	$62.41	$193,861	0.10%	0.25%	0.18%	30.35%	30.15%
2019	4,873	$31.62	$47.95	$161,548	0.10%	0.25%	0.39%	31.36%	31.16%
2018	4,942	$24.07	$36.56	$125,306	0.10%	0.25%	0.64%	(6.59%)	(6.73%)
2017	5,132	$25.77	$39.20	$139,906	0.10%	0.25%	0.93%	21.69%	21.50%
2016	5,336	$21.18	$32.26	$120,133	0.10%	0.25%	0.78%	7.81%	7.64%
VIP - Balanced
2020	339	$48.85	$46.76	$16,423	0.80%	1.00%	1.44%	21.41%	21.16%
2019	364	$40.24	$38.60	$14,589	0.80%	1.00%	1.69%	23.51%	23.26%
2018	406	$32.58	$31.31	$13,180	0.80%	1.00%	1.46%	(4.99%)	(5.18%)
2017	433	$34.29	$33.02	$14,793	0.80%	1.00%	1.46%	15.50%	15.26%
2016	464	$29.69	$28.65	$13,730	0.80%	1.00%	1.35%	6.40%	6.19%
VIP - Balanced Investor Class
2020	8,785	$30.48	$41.99	$277,385	0.10%	1.40%	1.39%	22.23%	20.64%
2019	8,928	$24.93	$34.81	$231,985	0.10%	1.40%	1.68%	24.26%	22.64%
2018	9,166	$20.07	$28.38	$191,812	0.10%	1.40%	1.39%	(4.37%)	(5.63%)
2017	9,471	$20.98	$30.08	$207,515	0.10%	1.40%	1.42%	16.16%	14.66%
2016	9,242	$18.06	$26.23	$173,372	0.10%	1.40%	1.32%	7.07%	5.68%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Dynamic Capital Appreciation
2020	35	$53.56	$51.73	$1,902	0.80%	1.00%	0.23%	32.54%	32.27%
2019	42	$40.41	$39.11	$1,666	0.80%	1.00%	0.60%	29.04%	28.78%
2018	53	$31.32	$30.37	$1,643	0.80%	1.00%	0.58%	(5.65%)	(5.84%)
2017	64	$33.19	$32.25	$2,116	0.80%	1.00%	0.81%	22.90%	22.65%
2016	82	$27.01	$26.30	$2,216	0.80%	1.00%	0.72%	2.05%	1.85%
VIP - Dynamic Capital Appreciation Investor Class
2020	293	$45.10	$71.08	$13,703	0.10%	0.25%	0.16%	33.40%	33.20%
2019	272	$33.81	$53.36	$9,615	0.10%	0.25%	0.54%	29.94%	29.74%
2018	274	$26.02	$41.13	$7,503	0.10%	0.25%	0.47%	(5.09%)	(5.24%)
2017	336	$27.42	$43.40	$9,645	0.10%	0.25%	0.75%	23.62%	23.43%
2016	331	$22.18	$35.16	$7,766	0.10%	0.25%	0.61%	2.71%	2.55%
VIP - Growth & Income
2020	316	$50.12	$47.98	$15,803	0.80%	1.00%	2.13%	6.98%	6.77%
2019	352	$46.85	$44.94	$16,445	0.80%	1.00%	3.61%	29.01%	28.75%
2018	389	$36.32	$34.91	$14,065	0.80%	1.00%	0.35%	(9.71%)	(9.90%)
2017	420	$40.22	$38.74	$16,837	0.80%	1.00%	1.25%	15.96%	15.73%
2016	474	$34.69	$33.47	$16,370	0.80%	1.00%	1.76%	15.15%	14.92%
VIP - Growth & Income Investor Class
2020	738	$35.03	$47.69	$25,277	0.10%	0.25%	2.05%	7.65%	7.49%
2019	835	$32.54	$44.37	$26,631	0.10%	0.25%	3.45%	29.85%	29.65%
2018	841	$25.06	$34.22	$20,567	0.10%	0.25%	0.27%	(9.15%)	(9.28%)
2017	979	$27.59	$37.72	$26,287	0.10%	0.25%	1.21%	16.71%	16.53%
2016	868	$23.64	$32.37	$19,877	0.10%	0.25%	1.71%	15.85%	15.67%
VIP - Growth Opportunities
2020	320	$87.21	$83.49	$27,853	0.80%	1.00%	0.01%	67.31%	66.97%
2019	307	$52.13	$50.00	$15,978	0.80%	1.00%	0.15%	39.71%	39.43%
2018	287	$37.31	$35.86	$10,656	0.80%	1.00%	0.12%	11.56%	11.33%
2017	317	$33.45	$32.21	$10,554	0.80%	1.00%	0.31%	33.44%	33.17%
2016	328	$25.06	$24.19	$8,188	0.80%	1.00%	0.26%	(0.47%)	(0.67%)
VIP - Growth Opportunities Investor Class
2020	1,157	$86.33	$142.05	$96,747	0.10%	0.25%	0.01%	68.35%	68.10%
2019	968	$51.28	$84.50	$47,853	0.10%	0.25%	0.10%	40.57%	40.36%
2018	743	$36.48	$60.20	$26,232	0.10%	0.25%	0.10%	12.29%	12.12%
2017	582	$32.49	$53.70	$18,428	0.10%	0.25%	0.24%	34.25%	34.05%
2016	547	$24.20	$40.06	$12,958	0.10%	0.25%	0.21%	0.15%	—
VIP - Mid Cap
2020	424	$60.23	$57.77	$25,462	0.80%	1.00%	0.65%	17.24%	17.00%
2019	496	$51.37	$49.38	$25,328	0.80%	1.00%	0.85%	22.46%	22.21%
2018	560	$41.95	$40.40	$23,422	0.80%	1.00%	0.62%	(15.23%)	(15.40%)
2017	663	$49.49	$47.75	$32,694	0.80%	1.00%	0.69%	19.85%	19.60%
2016	744	$41.29	$39.93	$30,606	0.80%	1.00%	0.50%	11.34%	11.11%
VIP - Mid Cap Investor Class
2020	1,584	$28.26	$49.97	$50,660	0.10%	0.25%	0.57%	17.96%	17.78%
2019	1,981	$23.95	$42.43	$53,701	0.10%	0.25%	0.80%	23.23%	23.04%
2018	2,158	$19.44	$34.48	$48,005	0.10%	0.25%	0.56%	(14.68%)	(14.81%)
2017	2,242	$22.78	$40.48	$59,151	0.10%	0.25%	0.64%	20.60%	20.42%
2016	2,247	$18.89	$33.61	$49,747	0.10%	0.25%	0.46%	12.02%	11.85%
VIP - Value Strategies
2020	108	$34.48	$33.30	$3,697	0.80%	1.00%	1.42%	7.39%	7.17%
2019	100	$32.10	$31.07	$3,176	0.80%	1.00%	1.67%	33.45%	33.18%
2018	113	$24.06	$23.33	$2,698	0.80%	1.00%	0.95%	(17.98%)	(18.15%)
2017	130	$29.33	$28.50	$3,819	0.80%	1.00%	1.43%	18.40%	18.17%
2016	160	$24.77	$24.12	$3,940	0.80%	1.00%	1.06%	8.75%	8.53%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies Investor Class
2020	406	$29.45	$60.49	$12,192	0.10%	0.25%	1.52%	8.16%	7.99%
2019	289	$27.23	$56.01	$8,177	0.10%	0.25%	1.67%	34.14%	33.94%
2018	307	$20.30	$41.82	$6,524	0.10%	0.25%	0.86%	(17.45%)	(17.58%)
2017	364	$24.59	$50.74	$9,305	0.10%	0.25%	1.41%	19.18%	19.00%
2016	383	$20.64	$42.64	$8,234	0.10%	0.25%	1.03%	9.42%	9.26%
VIP - Utilities (8)
2020	57	$34.05	$32.74	$1,929	0.80%	1.00%	2.33%	(0.98%)	(1.18%)
2019	102	$34.39	$33.13	$3,508	0.80%	1.00%	2.18%	22.20%	21.95%
2018	92	$28.14	$27.17	$2,559	0.80%	1.00%	2.20%	7.94%	7.72%
2017	83	$26.07	$25.22	$2,159	0.80%	1.00%	2.18%	16.94%	16.71%
2016	95	$22.29	$21.61	$2,115	0.80%	1.00%	1.77%	13.18%	12.95%
VIP - Utilities Investor Class (8)
2020	395	$29.67	$36.71	$12,881	0.10%	0.25%	2.46%	(0.36%)	(0.51%)
2019	533	$29.78	$36.90	$17,297	0.10%	0.25%	2.25%	23.01%	22.83%
2018	369	$24.21	$30.04	$9,944	0.10%	0.25%	2.00%	8.55%	8.39%
2017	369	$22.30	$27.72	$9,050	0.10%	0.25%	2.00%	17.72%	17.54%
2016	418	$18.94	$23.58	$8,724	0.10%	0.25%	1.92%	13.92%	13.75%
VIP - Technology (8)
2020	416	$86.02	$82.71	$35,656	0.80%	1.00%	0.08%	63.63%	63.30%
2019	439	$52.57	$50.65	$22,999	0.80%	1.00%	0.46%	50.11%	49.81%
2018	425	$35.02	$33.81	$14,888	0.80%	1.00%	—	(8.36%)	(8.55%)
2017	459	$38.22	$36.97	$17,521	0.80%	1.00%	0.02%	49.58%	49.28%
2016	451	$25.55	$24.77	$11,502	0.80%	1.00%	0.16%	10.48%	10.26%
VIP - Technology Investor Class (8)
2020	1,285	$76.20	$175.47	$110,892	0.10%	0.25%	0.06%	64.60%	64.35%
2019	1,141	$46.29	$106.76	$60,750	0.10%	0.25%	0.39%	51.11%	50.89%
2018	1,152	$30.64	$70.76	$41,014	0.10%	0.25%	—	(7.77%)	(7.91%)
2017	1,191	$33.22	$76.84	$46,290	0.10%	0.25%	0.01%	50.43%	50.21%
2016	973	$22.08	$51.15	$25,187	0.10%	0.25%	0.07%	11.23%	11.06%
VIP - Energy (8)
2020	81	$14.60	$14.04	$1,192	0.80%	1.00%	2.73%	(33.31%)	(33.44%)
2019	82	$21.90	$21.10	$1,806	0.80%	1.00%	2.02%	9.20%	8.98%
2018	97	$20.05	$19.36	$1,942	0.80%	1.00%	0.90%	(25.19%)	(25.34%)
2017	115	$26.80	$25.93	$3,067	0.80%	1.00%	1.37%	(3.25%)	(3.45%)
2016	191	$27.70	$26.86	$5,287	0.80%	1.00%	0.75%	32.77%	32.51%
VIP - Energy Investor Class (8)
2020	465	$8.11	$11.97	$3,982	0.10%	0.25%	2.71%	(32.87%)	(32.97%)
2019	439	$12.08	$17.86	$5,610	0.10%	0.25%	1.85%	9.87%	9.71%
2018	547	$10.99	$16.28	$6,355	0.10%	0.25%	0.82%	(24.73%)	(24.84%)
2017	594	$14.60	$21.66	$9,301	0.10%	0.25%	1.44%	(2.66%)	(2.81%)
2016	807	$15.00	$22.29	$13,030	0.10%	0.25%	0.66%	33.57%	33.37%
VIP - Health Care (8)
2020	221	$72.13	$69.36	$15,973	0.80%	1.00%	0.54%	20.61%	20.36%
2019	232	$59.80	$57.62	$13,867	0.80%	1.00%	0.23%	27.34%	27.09%
2018	278	$46.96	$45.34	$13,057	0.80%	1.00%	0.20%	6.99%	6.77%
2017	283	$43.90	$42.47	$12,445	0.80%	1.00%	0.26%	24.05%	23.80%
2016	346	$35.39	$34.30	$12,220	0.80%	1.00%	0.13%	(11.15%)	(11.33%)
VIP - Health Care Investor Class (8)
2020	1,066	$63.95	$92.98	$70,414	0.10%	0.25%	0.51%	21.37%	21.18%
2019	1,047	$52.69	$76.73	$57,329	0.10%	0.25%	0.15%	28.16%	27.97%
2018	1,246	$41.11	$59.96	$53,342	0.10%	0.25%	0.13%	7.61%	7.45%
2017	1,150	$38.20	$55.80	$45,886	0.10%	0.25%	0.19%	24.84%	24.66%
2016	1,359	$30.60	$44.76	$43,449	0.10%	0.25%	0.08%	(10.59%)	(10.73%)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Financial Services (8)
2020	68	$19.18	$18.44	$1,304	0.80%	1.00%	2.30%	(0.04%)	(0.25%)
2019	79	$19.19	$18.49	$1,526	0.80%	1.00%	1.82%	33.25%	32.99%
2018	120	$14.40	$13.90	$1,721	0.80%	1.00%	1.01%	(16.41%)	(16.58%)
2017	183	$17.22	$16.66	$3,159	0.80%	1.00%	0.75%	20.28%	20.04%
2016	209	$14.32	$13.88	$2,983	0.80%	1.00%	1.02%	17.77%	17.53%
VIP - Financial Services Investor Class (8)
2020	571	$27.01	$42.04	$12,902	0.10%	0.25%	2.47%	0.53%	0.38%
2019	716	$26.87	$41.88	$15,671	0.10%	0.25%	1.98%	34.15%	33.95%
2018	826	$20.03	$31.27	$13,402	0.10%	0.25%	1.07%	(15.90%)	(16.03%)
2017	960	$23.82	$37.24	$18,289	0.10%	0.25%	0.69%	21.05%	20.87%
2016	755	$19.68	$30.81	$11,900	0.10%	0.25%	0.68%	18.39%	18.21%
VIP - Industrials (8)
2020	36	$57.89	$55.67	$2,066	0.80%	1.00%	0.56%	11.41%	11.19%
2019	43	$51.96	$50.06	$2,239	0.80%	1.00%	1.07%	27.12%	26.86%
2018	55	$40.87	$39.46	$2,228	0.80%	1.00%	0.68%	(15.80%)	(15.97%)
2017	77	$48.55	$46.96	$3,755	0.80%	1.00%	0.70%	19.19%	18.95%
2016	84	$40.73	$39.48	$3,445	0.80%	1.00%	0.71%	14.94%	14.71%
VIP - Industrials Investor Class (8)
2020	381	$33.91	$59.21	$14,282	0.10%	0.25%	0.49%	12.08%	11.91%
2019	435	$30.25	$52.90	$14,591	0.10%	0.25%	1.00%	27.96%	27.77%
2018	491	$23.64	$41.41	$12,913	0.10%	0.25%	0.67%	(15.27%)	(15.40%)
2017	676	$27.90	$48.94	$20,810	0.10%	0.25%	0.68%	19.93%	19.75%
2016	652	$23.27	$40.87	$16,918	0.10%	0.25%	0.62%	15.62%	15.44%
VIP - Consumer Discretionary (8)
2020	50	$52.24	$50.23	$2,583	0.80%	1.00%	0.12%	35.06%	34.79%
2019	65	$38.68	$37.27	$2,534	0.80%	1.00%	0.32%	26.18%	25.92%
2018	80	$30.65	$29.60	$2,456	0.80%	1.00%	0.32%	(1.88%)	(2.08%)
2017	66	$31.24	$30.22	$2,051	0.80%	1.00%	0.56%	21.19%	20.94%
2016	77	$25.78	$24.99	$1,978	0.80%	1.00%	0.64%	4.39%	4.18%
VIP - Consumer Discretionary Investor Class (8)
2020	435	$50.70	$91.45	$22,275	0.10%	0.25%	0.09%	35.86%	35.66%
2019	430	$37.32	$67.41	$16,181	0.10%	0.25%	0.24%	27.00%	26.81%
2018	520	$29.38	$53.16	$15,422	0.10%	0.25%	0.24%	(1.26%)	(1.41%)
2017	464	$29.76	$53.92	$13,934	0.10%	0.25%	0.47%	21.95%	21.76%
2016	518	$24.40	$44.28	$12,810	0.10%	0.25%	0.65%	5.01%	4.86%
VIP - Real Estate
2020	65	$37.67	$36.38	$2,470	0.80%	1.00%	2.13%	(7.30%)	(7.49%)
2019	72	$40.64	$39.32	$2,919	0.80%	1.00%	1.67%	22.23%	21.99%
2018	87	$33.24	$32.24	$2,881	0.80%	1.00%	2.75%	(6.98%)	(7.17%)
2017	97	$35.74	$34.72	$3,434	0.80%	1.00%	1.75%	3.24%	3.03%
2016	135	$34.62	$33.70	$4,679	0.80%	1.00%	1.37%	4.90%	4.69%
VIP - Real Estate Investor Class
2020	582	$22.33	$53.86	$13,974	0.10%	0.25%	2.03%	(6.70%)	(6.85%)
2019	680	$23.93	$57.82	$17,456	0.10%	0.25%	1.72%	23.02%	22.84%
2018	693	$19.46	$47.07	$14,584	0.10%	0.25%	2.75%	(6.43%)	(6.57%)
2017	787	$20.79	$50.38	$17,892	0.10%	0.25%	1.64%	3.89%	3.73%
2016	987	$20.01	$48.57	$21,557	0.10%	0.25%	1.41%	5.54%	5.38%
VIP - Strategic Income
2020	233	$23.06	$22.30	$5,343	0.80%	1.00%	3.22%	6.65%	6.44%
2019	256	$21.62	$20.95	$5,493	0.80%	1.00%	3.01%	10.00%	9.78%
2018	309	$19.66	$19.08	$6,061	0.80%	1.00%	3.52%	(3.35%)	(3.55%)
2017	351	$20.34	$19.79	$7,117	0.80%	1.00%	3.14%	6.93%	6.72%
2016	371	$19.02	$18.54	$7,038	0.80%	1.00%	3.59%	7.40%	7.19%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income Investor Class
2020	3,396	$16.21	$23.37	$65,259	0.10%	0.25%	3.11%	7.40%	7.24%
2019	4,116	$15.09	$21.79	$73,540	0.10%	0.25%	3.34%	10.78%	10.62%
2018	4,089	$13.62	$19.70	$67,119	0.10%	0.25%	3.41%	(2.72%)	(2.86%)
2017	4,920	$14.00	$20.28	$82,441	0.10%	0.25%	3.26%	7.68%	7.51%
2016	4,495	$13.01	$18.86	$70,663	0.10%	0.25%	3.62%	8.06%	7.90%
VIP - International Capital Appreciation
2020	92	$29.00	$28.10	$2,683	0.80%	1.00%	0.32%	21.26%	21.01%
2019	94	$23.91	$23.22	$2,254	0.80%	1.00%	0.54%	32.26%	32.00%
2018	110	$18.08	$17.59	$2,000	0.80%	1.00%	0.63%	(13.45%)	(13.63%)
2017	128	$20.89	$20.37	$2,665	0.80%	1.00%	0.53%	35.36%	35.09%
2016	100	$15.43	$15.08	$1,536	0.80%	1.00%	0.85%	(3.76%)	(3.95%)
VIP - International Capital Appreciation, Investor Class
2020	1,168	$31.27	$59.25	$36,305	0.10%	0.25%	0.27%	22.02%	21.83%
2019	1,157	$25.63	$48.63	$29,593	0.10%	0.25%	0.46%	33.02%	32.82%
2018	1,175	$19.27	$36.61	$22,511	0.10%	0.25%	0.60%	(12.89%)	(13.02%)
2017	1,240	$22.12	$42.10	$27,424	0.10%	0.25%	0.50%	36.19%	35.99%
2016	850	$16.24	$30.96	$13,906	0.10%	0.25%	0.86%	(3.11%)	(3.25%)
VIP - Value
2020	72	$26.91	$26.08	$1,929	0.80%	1.00%	1.45%	5.41%	5.19%
2019	89	$25.53	$24.80	$2,259	0.80%	1.00%	1.75%	31.07%	30.81%
2018	101	$19.48	$18.96	$1,968	0.80%	1.00%	1.08%	(14.53%)	(14.71%)
2017	107	$22.79	$22.22	$2,424	0.80%	1.00%	1.30%	14.66%	14.43%
2016	129	$19.88	$19.42	$2,555	0.80%	1.00%	0.99%	11.18%	10.96%
VIP - Value Investor Class
2020	520	$31.04	$53.90	$15,689	0.10%	0.25%	1.43%	6.09%	5.93%
2019	593	$29.25	$50.88	$17,039	0.10%	0.25%	1.75%	31.88%	31.68%
2018	580	$22.18	$38.64	$12,706	0.10%	0.25%	1.07%	(13.96%)	(14.09%)
2017	591	$25.78	$44.98	$15,007	0.10%	0.25%	1.27%	15.40%	15.23%
2016	614	$22.34	$39.03	$13,526	0.10%	0.25%	1.02%	11.77%	11.60%
VIP - Freedom Income
2020	50	$18.52	$18.52	$923	0.80%	0.80%	1.17%	9.59%	9.59%
2019	62	$16.90	$16.90	$1,049	0.80%	0.80%	2.10%	11.05%	11.05%
2018	69	$15.21	$15.21	$1,056	0.80%	0.80%	1.72%	(2.75%)	(2.75%)
2017	69	$15.64	$15.64	$1,081	0.80%	0.80%	1.51%	7.62%	7.62%
2016	75	$14.54	$14.54	$1,084	0.80%	0.80%	1.43%	3.67%	3.67%
VIP - Investor Freedom Income Investor Class
2020	267	$16.63	$20.30	$5,013	0.10%	0.25%	1.26%	10.29%	10.12%
2019	291	$15.07	$18.43	$4,757	0.10%	0.25%	2.34%	11.91%	11.74%
2018	249	$13.47	$16.50	$3,719	0.10%	0.25%	1.52%	(2.13%)	(2.28%)
2017	309	$13.76	$16.88	$4,702	0.10%	0.25%	1.88%	8.34%	8.18%
2016	217	$12.70	$15.60	$3,188	0.10%	0.25%	2.42%	4.33%	4.17%
VIP - Freedom 2005
2020	47	$20.73	$20.73	$977	0.80%	0.80%	1.31%	10.36%	10.36%
2019	49	$18.78	$18.78	$913	0.80%	0.80%	2.26%	12.90%	12.90%
2018	37	$16.64	$16.64	$612	0.80%	0.80%	1.70%	(3.74%)	(3.74%)
2017	26	$17.28	$17.28	$446	0.80%	0.80%	1.56%	10.18%	10.18%
2016	25	$15.68	$15.68	$398	0.80%	0.80%	1.54%	4.16%	4.16%
VIP - Investor Freedom 2005 Investor Class
2020	115	$19.08	$25.83	$2,532	0.10%	0.25%	1.13%	10.97%	10.80%
2019	190	$17.19	$23.32	$3,712	0.10%	0.25%	2.18%	13.77%	13.60%
2018	191	$15.11	$20.52	$3,296	0.10%	0.25%	1.72%	(3.13%)	(3.28%)
2017	253	$15.60	$21.22	$4,308	0.10%	0.25%	1.66%	10.86%	10.69%
2016	263	$14.07	$19.17	$3,943	0.10%	0.25%	1.87%	4.83%	4.68%
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2010
2020	50	$23.08	$23.08	$1,154	0.80%	0.80%	1.29%	11.59%	11.59%
2019	52	$20.68	$20.68	$1,079	0.80%	0.80%	2.35%	15.16%	15.16%
2018	45	$17.96	$17.96	$805	0.80%	0.80%	1.47%	(4.78%)	(4.78%)
2017	53	$18.86	$18.86	$992	0.80%	0.80%	1.48%	12.17%	12.17%
2016	64	$16.81	$16.81	$1,084	0.80%	0.80%	1.43%	4.61%	4.61%
VIP - Investor Freedom 2010 Investor Class
2020	221	$21.21	$29.27	$5,550	0.10%	0.25%	1.37%	12.29%	12.12%
2019	235	$18.89	$26.10	$5,211	0.10%	0.25%	2.16%	15.99%	15.81%
2018	237	$16.29	$22.54	$4,548	0.10%	0.25%	1.31%	(4.15%)	(4.30%)
2017	299	$16.99	$23.55	$5,816	0.10%	0.25%	1.48%	12.93%	12.77%
2016	318	$15.05	$20.88	$5,513	0.10%	0.25%	1.51%	5.23%	5.07%
VIP - Freedom 2015
2020	52	$24.62	$24.62	$1,281	0.80%	0.80%	1.30%	12.93%	12.93%
2019	54	$21.80	$21.80	$1,184	0.80%	0.80%	1.94%	17.31%	17.31%
2018	55	$18.58	$18.58	$1,016	0.80%	0.80%	1.53%	(5.83%)	(5.83%)
2017	67	$19.73	$19.73	$1,315	0.80%	0.80%	1.27%	14.18%	14.18%
2016	106	$17.28	$17.28	$1,828	0.80%	0.80%	1.31%	5.07%	5.07%
VIP - Investor Freedom 2015 Investor Class
2020	352	$22.43	$31.32	$9,329	0.10%	0.25%	1.32%	13.59%	13.42%
2019	348	$19.75	$27.62	$8,176	0.10%	0.25%	2.12%	18.12%	17.94%
2018	357	$16.72	$23.42	$7,099	0.10%	0.25%	1.41%	(5.11%)	(5.26%)
2017	395	$17.62	$24.72	$8,271	0.10%	0.25%	1.53%	14.87%	14.70%
2016	403	$15.34	$21.55	$7,380	0.10%	0.25%	1.50%	5.72%	5.56%
VIP - Freedom 2020
2020	102	$25.61	$25.61	$2,606	0.80%	0.80%	1.26%	14.14%	14.14%
2019	117	$22.44	$22.44	$2,630	0.80%	0.80%	1.94%	19.17%	19.17%
2018	136	$18.83	$18.83	$2,562	0.80%	0.80%	1.40%	(6.62%)	(6.62%)
2017	162	$20.16	$20.16	$3,268	0.80%	0.80%	1.56%	15.69%	15.69%
2016	156	$17.43	$17.43	$2,723	0.80%	0.80%	1.50%	5.27%	5.27%
VIP - Investor Freedom 2020 Investor Class
2020	882	$24.01	$34.85	$23,227	0.10%	0.25%	1.10%	14.84%	14.67%
2019	1,126	$20.91	$30.39	$25,613	0.10%	0.25%	2.11%	19.99%	19.81%
2018	1,112	$17.42	$25.36	$21,257	0.10%	0.25%	1.46%	(6.04%)	(6.18%)
2017	1,157	$18.54	$27.03	$23,711	0.10%	0.25%	1.54%	16.44%	16.26%
2016	1,118	$15.93	$23.25	$19,636	0.10%	0.25%	1.48%	5.93%	5.77%
VIP - Freedom 2025
2020	79	$27.66	$27.66	$2,185	0.80%	0.80%	1.22%	15.02%	15.02%
2019	88	$24.04	$24.04	$2,106	0.80%	0.80%	2.31%	20.88%	20.88%
2018	78	$19.89	$19.89	$1,557	0.80%	0.80%	1.36%	(7.27%)	(7.27%)
2017	80	$21.45	$21.45	$1,722	0.80%	0.80%	1.56%	16.95%	16.95%
2016	77	$18.34	$18.34	$1,412	0.80%	0.80%	1.60%	5.34%	5.34%
VIP - Investor Freedom 2025 Investor Class
2020	752	$26.04	$38.27	$21,612	0.10%	0.25%	1.27%	15.76%	15.59%
2019	735	$22.49	$33.11	$18,513	0.10%	0.25%	2.12%	21.61%	21.43%
2018	670	$18.50	$27.26	$13,933	0.10%	0.25%	1.39%	(6.65%)	(6.79%)
2017	616	$19.81	$29.25	$13,866	0.10%	0.25%	1.45%	17.71%	17.53%
2016	582	$16.83	$24.89	$11,130	0.10%	0.25%	1.66%	6.00%	5.84%
VIP - Freedom 2030
2020	46	$28.57	$28.57	$1,304	0.80%	0.80%	1.09%	15.95%	15.95%
2019	71	$24.64	$24.64	$1,750	0.80%	0.80%	2.01%	23.43%	23.43%
2018	70	$19.96	$19.96	$1,406	0.80%	0.80%	1.39%	(8.52%)	(8.52%)
2017	58	$21.82	$21.82	$1,261	0.80%	0.80%	1.40%	20.00%	20.00%
2016	62	$18.19	$18.19	$1,129	0.80%	0.80%	1.46%	5.75%	5.75%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investor Freedom 2030 Investor Class
2020	682	$27.82	$41.60	$20,180	0.10%	0.25%	1.22%	16.70%	16.53%
2019	669	$23.84	$35.70	$16,987	0.10%	0.25%	1.87%	24.30%	24.11%
2018	780	$19.18	$28.76	$15,833	0.10%	0.25%	1.38%	(7.97%)	(8.11%)
2017	692	$20.84	$31.30	$15,348	0.10%	0.25%	1.50%	20.80%	20.62%
2016	559	$17.25	$25.95	$10,344	0.10%	0.25%	1.11%	6.40%	6.24%
VIP - Freedom Lifetime Income I
2020	79	$20.40	$20.40	$1,607	0.60%	0.60%	1.32%	9.78%	9.78%
2019	86	$18.58	$18.58	$1,593	0.60%	0.60%	2.17%	11.61%	11.61%
2018	92	$16.65	$16.65	$1,539	0.60%	0.60%	1.63%	(3.16%)	(3.16%)
2017	100	$17.19	$17.19	$1,714	0.60%	0.60%	1.94%	6.97%	6.97%
2016	113	$16.07	$16.07	$1,822	0.60%	0.60%	1.76%	4.42%	4.42%
VIP - Freedom Lifetime Income II
2020	47	$23.41	$23.41	$1,104	0.60%	0.60%	1.33%	12.10%	12.10%
2019	50	$20.88	$20.88	$1,054	0.60%	0.60%	2.12%	15.88%	15.88%
2018	54	$18.02	$18.02	$974	0.60%	0.60%	1.54%	(4.53%)	(4.53%)
2017	58	$18.88	$18.88	$1,092	0.60%	0.60%	1.74%	11.62%	11.62%
2016	62	$16.91	$16.91	$1,049	0.60%	0.60%	1.88%	5.27%	5.27%
VIP - Freedom Lifetime Income III
2020	99	$26.85	$26.85	$2,647	0.60%	0.60%	1.27%	14.54%	14.54%
2019	104	$23.44	$23.44	$2,445	0.60%	0.60%	2.02%	19.72%	19.72%
2018	110	$19.58	$19.58	$2,160	0.60%	0.60%	1.42%	(6.25%)	(6.25%)
2017	117	$20.88	$20.88	$2,435	0.60%	0.60%	1.74%	15.16%	15.16%
2016	123	$18.14	$18.14	$2,235	0.60%	0.60%	1.75%	6.19%	6.19%
VIP - Disciplined Small Cap
2020	54	$25.13	$24.40	$1,354	0.80%	1.00%	0.80%	17.50%	17.27%
2019	72	$21.39	$20.81	$1,546	0.80%	1.00%	1.02%	22.72%	22.47%
2018	83	$17.43	$16.99	$1,429	0.80%	1.00%	0.88%	(13.78%)	(13.96%)
2017	77	$20.22	$19.75	$1,555	0.80%	1.00%	0.68%	6.16%	5.95%
2016	109	$19.04	$18.64	$2,079	0.80%	1.00%	0.70%	21.70%	21.46%
VIP - Disciplined Small Cap Investor Class
2020	727	$34.11	$49.94	$22,784	0.10%	0.25%	0.75%	18.21%	18.03%
2019	838	$28.85	$42.31	$22,441	0.10%	0.25%	0.97%	23.43%	23.24%
2018	900	$23.38	$34.33	$19,491	0.10%	0.25%	0.75%	(13.18%)	(13.31%)
2017	912	$26.92	$39.60	$22,781	0.10%	0.25%	0.62%	6.80%	6.64%
2016	1,032	$25.21	$37.13	$23,607	0.10%	0.25%	0.64%	22.42%	22.24%
VIP - FundsManager 20% Investor Class
2020	3,857	$15.81	$16.05	$66,914	0.10%	1.00%	1.12%	8.10%	7.12%
2019	4,248	$14.63	$14.98	$67,736	0.10%	1.00%	2.00%	10.29%	9.30%
2018	3,871	$13.26	$13.71	$56,235	0.10%	1.00%	1.75%	(1.77%)	(2.66%)
2017	3,985	$13.50	$14.08	$59,454	0.10%	1.00%	1.28%	7.23%	6.27%
2016	4,291	$12.59	$13.25	$59,943	0.10%	1.00%	1.17%	2.73%	1.81%
VIP - FundsManager 50% Investor Class
2020	7,014	$21.74	$20.35	$158,401	0.10%	1.00%	1.17%	13.87%	12.84%
2019	7,057	$19.10	$18.04	$140,954	0.10%	1.00%	1.71%	17.77%	16.71%
2018	7,304	$16.21	$15.45	$124,124	0.10%	1.00%	1.43%	(5.30%)	(6.16%)
2017	7,443	$17.12	$16.47	$133,749	0.10%	1.00%	1.20%	14.34%	13.32%
2016	7,394	$14.97	$14.53	$116,515	0.10%	1.00%	1.27%	4.12%	3.18%
VIP - FundsManager 60% Investor Class
2020	8,313	$24.01	$28.39	$187,611	0.10%	1.40%	1.08%	15.01%	13.51%
2019	8,474	$20.88	$25.01	$166,765	0.10%	1.40%	1.53%	20.37%	18.80%
2018	8,991	$17.35	$21.05	$147,945	0.10%	1.40%	1.21%	(6.53%)	(7.76%)
2017	9,601	$18.56	$22.82	$169,712	0.10%	1.40%	1.09%	16.87%	15.35%
2016	10,498	$15.88	$19.79	$160,742	0.10%	1.40%	1.25%	4.68%	3.32%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 70% Investor Class
2020	4,799	$26.04	$22.43	$122,970	0.10%	1.00%	0.95%	15.98%	14.93%
2019	5,004	$22.45	$19.51	$110,341	0.10%	1.00%	1.37%	22.54%	21.44%
2018	5,082	$18.32	$16.07	$91,834	0.10%	1.00%	1.01%	(7.59%)	(8.42%)
2017	4,969	$19.83	$17.55	$97,269	0.10%	1.00%	0.92%	19.10%	18.03%
2016	4,983	$16.65	$14.87	$82,243	0.10%	1.00%	1.09%	4.85%	3.91%
VIP - FundsManager 85% Investor Class
2020	2,142	$29.29	$23.78	$60,065	0.10%	1.00%	0.85%	17.34%	16.28%
2019	1,983	$24.96	$20.45	$47,706	0.10%	1.00%	1.15%	26.08%	24.95%
2018	2,183	$19.79	$16.36	$42,062	0.10%	1.00%	0.81%	(8.98%)	(9.81%)
2017	1,956	$21.75	$18.14	$41,644	0.10%	1.00%	0.75%	23.01%	21.90%
2016	2,016	$17.68	$14.88	$34,816	0.10%	1.00%	0.93%	5.55%	4.60%
VIP - Consumer Staples (8)
2020	37	$31.04	$30.19	$1,142	0.80%	1.00%	1.95%	10.88%	10.66%
2019	42	$27.99	$27.29	$1,153	0.80%	1.00%	1.99%	30.81%	30.54%
2018	47	$21.40	$20.90	$1,004	0.80%	1.00%	2.64%	(16.51%)	(16.68%)
2017	75	$25.63	$25.08	$1,908	0.80%	1.00%	1.26%	13.75%	13.52%
2016	133	$22.53	$22.10	$2,986	0.80%	1.00%	1.14%	2.89%	2.69%
VIP - Consumer Staples Investor Class (8)
2020	561	$31.26	$41.46	$18,217	0.10%	0.25%	1.80%	11.65%	11.48%
2019	657	$28.00	$37.18	$19,048	0.10%	0.25%	1.91%	31.65%	31.45%
2018	671	$21.27	$28.29	$14,776	0.10%	0.25%	2.75%	(16.01%)	(16.13%)
2017	807	$25.32	$33.73	$21,257	0.10%	0.25%	1.39%	14.41%	14.24%
2016	998	$22.13	$29.53	$23,031	0.10%	0.25%	1.40%	3.57%	3.41%
VIP - Materials (8)
2020	26	$22.80	$22.80	$603	0.80%	0.80%	0.74%	20.52%	20.52%
2019	30	$18.92	$18.92	$566	0.80%	0.80%	1.54%	12.49%	12.49%
2018	41	$16.82	$16.82	$682	0.80%	0.80%	1.33%	(24.22%)	(24.22%)
2017	56	$22.19	$21.72	$1,258	0.80%	1.00%	0.93%	25.07%	24.82%
2016	47	$17.75	$17.40	$831	0.80%	1.00%	0.90%	11.30%	11.08%
VIP - Materials Investor Class (8)
2020	153	$22.76	$49.29	$3,786	0.10%	0.25%	0.77%	21.33%	21.15%
2019	151	$18.76	$40.68	$3,088	0.10%	0.25%	1.24%	13.09%	12.92%
2018	318	$16.59	$36.03	$5,592	0.10%	0.25%	1.26%	(23.73%)	(23.84%)
2017	402	$21.75	$47.31	$9,310	0.10%	0.25%	0.93%	25.89%	25.70%
2016	276	$17.28	$37.64	$5,087	0.10%	0.25%	0.89%	11.95%	11.78%
VIP - Communication Services (5), (8)
2020	55	$26.40	$25.68	$1,455	0.80%	1.00%	—	34.51%	34.24%
2019	54	$19.63	$19.13	$1,062	0.80%	1.00%	0.06%	31.92%	31.65%
2018	53	$14.88	$14.53	$793	0.80%	1.00%	1.79%	(6.12%)	(6.31%)
2017	48	$15.85	$15.51	$768	0.80%	1.00%	2.13%	1.24%	1.03%
2016	102	$15.66	$15.35	$1,606	0.80%	1.00%	1.38%	21.82%	21.58%
VIP - Communication Services Investor Class (5), (8)
2020	280	$36.40	$68.31	$9,422	0.10%	0.25%	—	35.26%	35.06%
2019	223	$26.91	$50.57	$5,399	0.10%	0.25%	0.04%	32.82%	32.62%
2018	158	$20.26	$38.13	$2,868	0.10%	0.25%	1.97%	(5.48%)	(5.63%)
2017	120	$21.43	$40.41	$2,359	0.10%	0.25%	1.42%	1.79%	1.63%
2016	350	$21.06	$39.76	$6,603	0.10%	0.25%	1.46%	22.57%	22.39%
VIP - Emerging Markets
2020	51	$15.14	$14.75	$771	0.80%	1.00%	0.90%	30.21%	29.95%
2019	283	$11.62	$11.35	$3,301	0.80%	1.00%	1.55%	28.42%	28.17%
2018	319	$9.05	$8.86	$2,891	0.80%	1.00%	0.55%	(18.66%)	(18.82%)
2017	422	$11.13	$10.91	$4,696	0.80%	1.00%	0.81%	46.22%	45.93%
2016	33	$7.61	$7.48	$251	0.80%	1.00%	0.34%	2.41%	2.21%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Emerging Markets Investor Class
2020	981	$20.75	$42.88	$19,376	0.10%	0.25%	0.96%	31.03%	30.83%
2019	844	$15.84	$32.78	$12,550	0.10%	0.25%	1.36%	29.25%	29.06%
2018	797	$12.25	$25.40	$8,987	0.10%	0.25%	0.44%	(18.10%)	(18.23%)
2017	1,165	$14.96	$31.06	$16,317	0.10%	0.25%	0.81%	47.17%	46.95%
2016	546	$10.17	$21.14	$5,256	0.10%	0.25%	0.59%	2.96%	2.81%
VIP - Floating Rate High Income
2020	73	$11.93	$11.77	$870	0.80%	1.00%	5.69%	2.00%	1.79%
2019	58	$11.69	$11.56	$673	0.80%	1.00%	4.53%	7.92%	7.70%
2018	76	$10.83	$10.73	$827	0.80%	1.00%	4.33%	(0.97%)	(1.17%)
2017	47	$10.94	$10.86	$513	0.80%	1.00%	3.13%	2.98%	2.78%
2016	28	$10.62	$10.57	$295	0.80%	1.00%	4.59%	8.31%	8.09%
VIP - Floating Rate High Income Investor Class
2020	1,329	$12.48	$12.35	$16,515	0.10%	0.25%	4.47%	2.68%	2.53%
2019	2,637	$12.15	$12.05	$31,956	0.10%	0.25%	5.11%	8.77%	8.61%
2018	2,823	$11.17	$11.10	$31,453	0.10%	0.25%	4.20%	(0.30%)	(0.45%)
2017	2,261	$11.21	$11.15	$25,289	0.10%	0.25%	3.37%	3.58%	3.43%
2016	1,797	$10.82	$10.78	$19,415	0.10%	0.25%	4.35%	9.05%	8.89%
VIP - Bond Index (6)
2020	2,525	$11.86	$11.59	$29,835	0.10%	1.00%	0.97%	7.42%	6.45%
2019	1,429	$11.04	$10.88	$15,757	0.10%	1.00%	2.38%	8.27%	7.30%
2018	688	$10.19	$10.14	$7,012	0.10%	1.00%	2.18%	1.95%	1.43%
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
VIP - Total Market Index (6)
2020	1,114	$14.14	$13.82	$15,703	0.10%	1.00%	1.59%	20.18%	19.09%
2019	1,014	$11.77	$11.60	$11,908	0.10%	1.00%	1.63%	30.57%	29.39%
2018	800	$9.01	$8.97	$7,206	0.10%	1.00%	1.11%	(9.88%)	(10.33%)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
VIP - Extended Market Index (6)
2020	414	$12.35	$12.06	$5,105	0.10%	1.00%	1.21%	16.34%	15.29%
2019	518	$10.61	$10.46	$5,481	0.10%	1.00%	1.70%	25.76%	24.62%
2018	234	$8.44	$8.41	$1,969	0.10%	0.80%	1.28%	(15.60%)	(15.93%)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
VIP - International Index (6)
2020	1,019	$11.61	$11.34	$11,805	0.10%	1.00%	1.75%	10.58%	9.58%
2019	842	$10.49	$10.35	$8,832	0.10%	1.00%	2.77%	21.41%	20.32%
2018	421	$8.64	$8.60	$3,638	0.10%	1.00%	1.85%	(13.56%)	(14.00%)
2017	—	$—	$—	$—	—	—	—	—	—
2016	—	$—	$—	$—	—	—	—	—	—
VIF - Emerging Markets Equity (7)
2020	366	$15.24	$34.53	$7,474	0.10%	1.00%	1.34%	14.32%	13.29%
2019	346	$13.33	$30.48	$6,641	0.10%	1.00%	1.06%	19.47%	18.39%
2018	370	$11.16	$25.75	$5,887	0.10%	1.00%	0.45%	(17.55%)	(18.30%)
2017	407	$13.53	$31.51	$7,821	0.10%	1.00%	0.73%	34.93%	33.72%
2016	342	$10.03	$23.57	$5,173	0.10%	1.00%	0.49%	6.63%	5.67%
VIF - Emerging Markets Debt (7)
2020	555	$15.62	$37.41	$10,694	0.10%	1.00%	4.25%	5.44%	4.49%
2019	676	$14.82	$35.80	$12,456	0.10%	1.00%	5.34%	14.14%	13.11%
2018	737	$12.98	$31.65	$12,211	0.10%	1.00%	5.61%	(7.04%)	(7.88%)
2017	798	$13.96	$34.36	$14,514	0.10%	1.00%	5.40%	9.60%	8.62%
2016	760	$12.74	$31.64	$12,923	0.10%	1.00%	5.42%	10.44%	9.45%

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIF - Global Strategist (7)
2020	234	$20.34	$21.15	$4,758	0.10%	1.00%	1.44%	10.81%	9.81%
2019	252	$18.36	$19.26	$4,587	0.10%	1.00%	1.76%	17.65%	16.59%
2018	318	$15.60	$16.52	$4,976	0.10%	1.00%	1.16%	(6.60%)	(7.44%)
2017	357	$16.70	$17.85	$5,917	0.10%	1.00%	1.05%	15.99%	14.95%
2016	326	$14.40	$15.53	$4,691	0.10%	1.00%	—	5.47%	4.52%
Invesco - V.I. Global Core Equity (7)
2020	261	$21.74	$24.87	$5,450	0.10%	1.00%	1.30%	13.11%	12.09%
2019	345	$19.22	$22.19	$6,249	0.10%	1.00%	1.36%	25.07%	23.95%
2018	357	$15.37	$17.90	$5,129	0.10%	1.00%	1.11%	(15.40%)	(16.17%)
2017	340	$18.16	$21.36	$5,920	0.10%	1.00%	1.29%	22.78%	21.68%
2016	228	$14.79	$17.55	$3,235	0.10%	1.00%	1.05%	6.71%	5.75%
WFF - VT Discovery (7)
2020	58	$97.92	$93.74	$5,599	0.80%	1.00%	—	61.35%	61.02%
2019	64	$60.69	$58.21	$3,874	0.80%	1.00%	—	37.91%	37.63%
2018	68	$44.01	$42.30	$2,974	0.80%	1.00%	—	(7.81%)	(8.00%)
2017	81	$47.73	$45.97	$3,847	0.80%	1.00%	—	28.10%	27.84%
2016	87	$37.26	$35.96	$3,250	0.80%	1.00%	—	6.78%	6.57%
WFF - VT Opportunity (7)
2020	20	$67.73	$64.84	$1,355	0.80%	1.00%	0.46%	20.03%	19.79%
2019	25	$56.42	$54.12	$1,361	0.80%	1.00%	0.27%	30.41%	30.15%
2018	28	$43.26	$41.59	$1,185	0.80%	1.00%	0.18%	(7.89%)	(8.08%)
2017	31	$46.97	$45.24	$1,461	0.80%	1.00%	0.68%	19.48%	19.24%
2016	38	$39.31	$37.94	$1,485	0.80%	1.00%	2.08%	11.33%	11.11%
Lazard - Retirement Emerging Markets
2020	514	$12.83	$15.55	$7,547	0.10%	1.00%	2.83%	(1.13%)	(2.03%)
2019	587	$12.98	$15.87	$8,892	0.10%	1.00%	0.88%	18.24%	17.17%
2018	685	$10.98	$13.55	$8,796	0.10%	1.00%	1.91%	(18.40%)	(19.14%)
2017	878	$13.45	$16.76	$13,629	0.10%	1.00%	2.04%	28.01%	26.86%
2016	1,014	$10.51	$13.21	$12,680	0.10%	1.00%	1.52%	21.00%	19.91%
PVIT - Commodity Real Return
2020	259	$5.98	$5.62	$1,538	0.10%	0.80%	6.76%	1.25%	0.54%
2019	321	$5.90	$5.59	$1,889	0.10%	0.80%	4.42%	11.32%	10.54%
2018	428	$5.30	$5.06	$2,264	0.10%	0.80%	2.10%	(14.22%)	(14.82%)
2017	350	$6.18	$5.94	$2,156	0.10%	0.80%	11.25%	2.05%	1.34%
2016	341	$6.06	$5.80	$2,053	0.10%	1.00%	1.15%	15.04%	14.00%
PVIT - Low Duration
2020	3,656	$11.92	$11.41	$44,368	0.10%	1.00%	1.16%	2.89%	1.96%
2019	3,151	$11.59	$11.19	$37,314	0.10%	1.00%	2.78%	3.92%	2.99%
2018	3,604	$11.15	$10.87	$41,193	0.10%	1.00%	1.92%	0.24%	(0.67%)
2017	3,603	$11.12	$10.94	$41,096	0.10%	1.00%	1.34%	1.25%	0.34%
2016	3,749	$10.99	$10.91	$42,319	0.10%	1.00%	1.49%	1.30%	0.39%
PVIT - Real Return
2020	1,335	$14.16	$14.20	$19,703	0.10%	1.00%	1.42%	11.60%	10.59%
2019	1,365	$12.68	$12.84	$18,071	0.10%	1.00%	1.65%	8.33%	7.35%
2018	1,464	$11.71	$11.96	$17,959	0.10%	1.00%	2.49%	(2.31%)	(3.19%)
2017	1,567	$11.99	$12.36	$19,747	0.10%	1.00%	2.37%	3.55%	2.62%
2016	1,704	$11.57	$12.04	$20,809	0.10%	1.00%	2.27%	5.09%	4.14%
PVIT - Total Return
2020	3,631	$14.54	$14.39	$54,795	0.10%	1.00%	2.11%	8.54%	7.56%
2019	3,560	$13.40	$13.38	$49,638	0.10%	1.00%	3.01%	8.25%	7.27%
2018	3,528	$12.38	$12.48	$45,629	0.10%	1.00%	2.54%	(0.63%)	(1.53%)
2017	3,853	$12.46	$12.67	$50,370	0.10%	1.00%	2.02%	4.81%	3.87%
2016	3,826	$11.89	$12.20	$47,792	0.10%	1.00%	2.08%	2.57%	1.65%
Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Blackrock - Global Allocation V.I.
2020	1,900	$18.21	$16.82	$34,324	0.10%	1.00%	1.17%	20.68%	19.59%
2019	2,050	$15.09	$14.06	$30,705	0.10%	1.00%	1.14%	17.71%	16.65%
2018	2,217	$12.82	$12.06	$28,233	0.10%	1.00%	0.77%	(7.61%)	(8.45%)
2017	2,508	$13.87	$13.17	$34,593	0.10%	1.00%	1.18%	13.63%	12.61%
2016	2,649	$12.21	$11.69	$32,174	0.10%	1.00%	1.04%	3.85%	2.92%
FTVIP - Templeton Global Bond
2020	713	$10.96	$10.31	$7,747	0.10%	0.80%	7.91%	(5.38%)	(6.04%)
2019	949	$11.58	$10.97	$10,927	0.10%	0.80%	7.01%	1.91%	1.20%
2018	940	$11.37	$10.84	$10,624	0.10%	0.80%	—	1.84%	1.12%
2017	1,036	$11.16	$10.72	$11,510	0.10%	0.80%	—	1.82%	1.11%
2016	1,136	$10.96	$10.50	$12,398	0.10%	1.00%	—	2.84%	1.91%
FTVIP - Franklin U.S. Gov't Securities
2020	749	$11.44	$10.76	$8,451	0.10%	0.80%	3.59%	3.73%	3.00%
2019	448	$11.03	$10.45	$4,877	0.10%	0.80%	2.78%	5.12%	4.39%
2018	470	$10.50	$10.01	$4,879	0.10%	0.80%	2.81%	0.24%	(0.47%)
2017	563	$10.47	$10.06	$5,858	0.10%	0.80%	2.57%	1.24%	0.53%
2016	645	$10.34	$10.00	$6,648	0.10%	0.80%	2.49%	0.56%	(0.14%)

(1)  These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)  The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)  During 2018 the following underlying funds were renamed:

Old Name

VIP - Telecommunications

VIP - Telecommunications Investor Class

New Name

VIP - Communication Services

VIP - Communication Services Investor Class

(6)  During 2018, the following underlying funds were added and commenced operations effective June 8, 2018:

VIP - Bond Index

VIP - Total Market Index

VIP - Extended Market Index

VIP - International Index

(7)  During 2017, the following underlying funds were renamed:

Old Name

UIF - Emerging Markets Equity

UIF - Emerging Markets Debt

UIF - Global Strategist

WF AF - Advantage VT Discovery

WF AF - Advantage VT Opportunity

Invesco - Van Kampen Global Core Equity

New Name

VIF - Emerging Markets Equity

VIF - Emerging Markets Debt

VIF - Global Strategist

WFF - VT Discovery

WFF - VT Opportunity

Invesco - V.I. Global Core Equity

(8)  Effective December 18, 2017, redemption fees were removed by the remaining underlying funds. Previously, the following Underlying Funds imposed a 1.0% redemption fee for interests held for less than 60 days:

VIP - Industrials

VIP - Utilities

VIP - Technology

VIP - Energy

VIP - Health Care

VIP - Consumer Discretionary

VIP - Consumer Staples

VIP - Materials

VIP - Communication Services

VIP - Financial Services

VIP - Industrials Investor Class

VIP - Utilities Investor Class

VIP - Technology Investor Class

VIP - Energy Investor Class

VIP - Health Care Investor Class

VIP - Consumer Discretionary Investor Class

VIP - Consumer Staples Investor Class

VIP - Materials Investor Class

VIP - Communication Services Investor Class

VIP - Financial Services Investor Class

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

7. Commitments and Contingencies

In March 2020, the World Health Organization declared a novel strain of Coronavirus (COVID-19) a global pandemic. The continuation and future impacts of COVID-19 are highly uncertain and cannot be predicted; however, at this time, the Account believes that its capital and liquidity positions enable it to weather current market volatilities and business disruptions related to the pandemic. However, there is considerable uncertainty around both the severity and the duration of the COVID-19 outbreak, and for that reason the future financial and other impacts of the pandemic cannot reasonably be estimated at this time.

8. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contract Owners of Empire Fidelity Investments Variable Annuity Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A indicated in the table below as of December 31, 2020, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)
Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity Income - Initial Class (1)	Fidelity VIP Equity Income - Investor Class (1)
Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)
Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)
Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)
Fidelity VIP Asset Manager: Growth - Initial Class (1)	Fidelity VIP Asset Manager: Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)
Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)
Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)
Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)
Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)
Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)
Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)
Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)
Fidelity VIP Financial Services - Initial Class (1)	Fidelity VIP Financial Services - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)
Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)
Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)
Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)
Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)
Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (1)	Fidelity VIP Investor Freedom 2005 - Investor Class (1)
Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)
Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)
Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)
Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom Lifetime Inc I - Initial Class (1)	Fidelity VIP Freedom Lifetime Inc II - Initial Class (1)
Fidelity VIP Freedom Lifetime Inc III - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)

Annual Report

Report of Independent Registered Public Accounting Firm - continued

Fidelity VIP FundsManager 20% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)	Fidelity VIP FundsManager 60% - Investor Class (1)
Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)	Fidelity VIP Consumer Staples - Initial Class (1)
Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)	Fidelity VIP Materials - Investor Class (1)
Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)	Fidelity VIP Emerging Markets - Initial Class (1)
Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)
Fidelity VIP - Bond Index (1)	Fidelity VIP - Total Market Index (1)	Fidelity VIP - Extended Market Index (1)
Fidelity VIP - International Index (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)
Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)	Wells Fargo VT Discovery Fund - Class 2 (1)
Wells Fargo VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio - Investor (1)	PIMCO CommodityRealReturn Strategy Portfolio - Administrative (1)
PIMCO Low Duration Portfolio - Administrative (1)	PIMCO Real Return Portfolio - Administrative (1)	PIMCO Total Return Portfolio - Administrative (1)
Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statement of operations for the year ended December 31, 2020 and statement of changes in net assets for the years ended December 31, 2020 and 2019

Basis for Opinions

These financial statements are the responsibility of the Empire Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents or custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 29, 2021

We have served as the auditor of one or more of the subaccounts of Empire Fidelity Investments Variable Annuity Account A since 1991.

Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.EVA/E.FIA-ANN-0221

1.XXXXXX.XXX

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
FINANCIAL STATEMENTS
for the years ended December 31, 2020, 2019 and 2018

Report of Independent Auditors

To the Board of Directors of Empire Fidelity Investments Life Insurance Company

We have audited the accompanying financial statements of Empire Fidelity Investments Life Insurance Company, which comprise the balance sheets as of December 31, 2020 and 2019, and the related statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2020.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for the years then ended in accordance with accounting principles generally accepted in the United States of America.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

April 29, 2021

1

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
BALANCE SHEETS
(in thousands, except share data)

	December 31,
	2020	2019

ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $213,874 in 2020 and $212,417 in 2019	$230,053	$219,331
Policy loans	42	42
Total Investments	230,095	219,373

Cash and cash equivalents	17,201	7,758
Accrued investment income	1,712	1,834
Deferred policy acquisition costs	60,091	58,670
Reinsurance deposit and receivables	28,298	29,879
Income taxes receivable	1,231	1,413
Other assets	2,282	1,930
Separate account assets	3,422,373	2,989,669
Total Assets	3,763,283	3,310,526

LIABILITIES
Future contract and policy benefits	53,207	55,387
Contract holder deposit funds	96,948	95,994
Other liabilities and accrued expenses	3,687	3,558
Deferred tax liability, net	8,832	7,137
Investment trades payable, net	824	920
Payable to parent and affiliates, net	194	896
Separate account liabilities	3,422,373	2,989,669
Total Liabilities	3,586,065	3,153,561

Commitments and Contingencies (Note 11)

STOCKHOLDER'S EQUITY
Common stock, par value $10 per share - 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	9,259	4,047
Retained earnings	152,459	137,418
Total Stockholder's Equity	177,218	156,965
Total Liabilities and Stockholder's Equity	$3,763,283	$3,310,526

The accompanying notes are an integral part of the financial statements

2

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)

	For the years ended December 31,
	2020	2019	2018
REVENUES
Fees charged to contract holders	$10,694	$10,166	$10,389
Fund administration fees (1)	7,857	7,255	7,167
Net investment income	5,421	5,817	5,344
Interest on reinsurance deposit	1,137	1,186	1,213
Premiums, net	258	653	345
Net realized investment gains (losses):
Net realized investment gains (losses) on sales	2,815	1,014	(1,237)

Total Revenues	28,182	26,091	23,221

BENEFITS AND EXPENSES:
Underwriting, acquisition and insurance expenses (1)	4,311	4,249	9,798
Contract and policy benefits and expenses	5,857	6,998	6,909

Total Benefits and Expenses	10,168	11,247	16,707

Income before income taxes	18,014	14,844	6,514

Income tax expense	2,973	1,576	757
Net Income	15,041	13,268	5,757

Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses) during the period	9,412	9,521	(5,315)
Reclassification adjustment for net realized (gains) losses included in net income	(2,815)	(1,014)	1,237
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	(1,385)	(984)	58
Other comprehensive income (loss), net of tax	5,212	7,523	(4,020)
Comprehensive Income	$20,253	$20,791	$1,737

(1) Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements

3

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)
For the years ended December 31, 2020, 2019, and 2018

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder's Equity
Balance at December 31, 2017	$2,000	$13,500	$544	$118,397	$134,441

Comprehensive income:
Net income	—	—	—	5,757	5,757
Other comprehensive (loss) income	—	—	(4,020)	—	(4,020)

Balance at December 31, 2018	$2,000	$13,500	$(3,476)	$124,154	$136,178

Comprehensive income:
Cumulative effect of accounting change related to premium amortization on callable debt securities, net of taxes	—	—	—	(4)	(4)
Net income	—	—	—	13,268	13,268
Other comprehensive income (loss)	—	—	7,523	—	7,523

Balance at December 31, 2019	$2,000	$13,500	$4,047	$137,418	$156,965

Comprehensive income:
Net income	—	—	—	15,041	15,041
Other comprehensive income (loss)	—	—	5,212	—	5,212

Balance at December 31, 2020	$2,000	$13,500	$9,259	$152,459	$177,218

The accompanying notes are an integral part of the financial statements

4

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
STATEMENTS OF CASH FLOWS
(in thousands)

	For the years ended December 31,
	2020	2019	2018
Cash flows provided by (used for) operating activities:
Net income	$15,041	$13,268	$5,757
Adjustments to reconcile net income to cash provided by operating activities:
Amortization	269	157	232
Net realized investment (gains) losses on sales	(2,815)	(1,014)	1,237
Provision (benefit) for deferred taxes	310	652	229
Change in assets and liabilities:
Accrued investment income	122	(125)	(80)
Deferred policy acquisition costs, net of amortization	(2,542)	(4,164)	1,259
Future contract and policy benefits, net	4,792	5,675	5,353
Reinsurance deposit and receivables	1,581	1,966	1,651
Payable to parent and affiliates, net	(702)	167	(87)
Income taxes receivable / payable	182	(1,682)	(307)
Other assets and other liabilities, net	(223)	(1,443)	1,140

Net cash provided by operating activities	16,015	13,457	16,384

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(87,062)	(63,820)	(65,144)
Proceeds from sales of debt securities	72,857	54,404	52,360
Proceeds from maturities and calls of debt securities	15,294	6,657	7,002
Investment trades payable/ receivable, net	(96)	(291)	842
Change in policy loans	—	(3)	(2)

Net cash provided by (used for) investing activities	993	(3,053)	(4,942)

Cash flows provided by (used for) financing activities:
Deposits credited to variable annuity contracts	113,525	133,940	122,373
Net transfers from separate accounts	63,465	46,763	69,534
Withdrawals from variable annuity contracts	(179,933)	(188,420)	(195,158)
Withdrawals from fixed annuity contracts	(4,622)	(4,843)	(5,068)

Net cash used for financing activities	(7,565)	(12,560)	(8,319)

Net increase (decrease) in cash and cash equivalents	9,443	(2,156)	3,123

Cash and cash equivalents:
Beginning of year	7,758	9,914	6,791
End of year	$17,201	$7,758	$9,914

The accompanying notes are an integral part of the financial statements

5

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:
Empire Fidelity Investments Life Insurance Company (the “Company”) is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”), which is a wholly-owned subsidiary of FMR LLC. The Company operates exclusively in the State of New York.
The Company issues and services certain variable and fixed annuity contracts and variable universal life policies. Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Wells Fargo Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.
The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
Basis of Presentation
The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).
The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Investments
Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.
The Company evaluates available-for-sale investments that experience declines in fair value for impairment.
Beginning on January 1, 2020, impairment related to credit losses on available-for-sale investments is recorded in the statements of comprehensive income with an offsetting allowance for credit losses, and the portion that is related to other factors is recorded as a component of other comprehensive income ("OCI"). The Company considers many factors, including the extent to which the fair value is less than amortized cost and reasons for the decline in value (e.g., general credit spreads, the financial condition of the issuer, information from industry analyst reports and external credit ratings). If analysis of these factors results in a security needing to be impaired, the credit loss is measured as the extent amortized cost exceeds the present value of expected future cash flows. In addition to these factors, if the Company has the intent to sell an

6

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Investments (continued)
investment whose fair value is below amortized cost, or it is more likely than not that the Company will be required to sell an investment before recovery, the Company will write down the amortized cost to fair value and record an impairment in earnings.
Prior to January 1, 2020, for debt securities that experience declines in fair values that are determined to be other than temporary ("OTTI"), an OTTI is recognized in earnings when either (i) the Company has the intent to sell the debt security or (ii) it is more likely than not the Company will be required to sell the debt security before its anticipated recovery. The amount of OTTI related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings. Factors considered in evaluating whether a decline in fair value is other than temporary include the extent of the decline, the duration in which the fair value has been less than cost, the Company’s ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer.
Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.
Cash and Cash Equivalents
The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $16,970 and $6,620 at December 31, 2020, and 2019, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $1,136 and $704 at December 31, 2020, and 2019, respectively.
Separate Accounts
Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of the underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.
Revenue Recognition
Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the

7

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Revenue Recognition (continued)
fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.
Future Contract and Policy Benefits
Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.
The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.
Contract Holder Deposit Funds
Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.
Reinsurance Deposit and Receivables
The Company reinsures a portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The Company is subject to concentration of risk with respect to these reinsurance agreements. The largest reinsurance counterparty exposure is partially held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of a reinsurer.

8

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Reinsurance Deposit and Receivables (continued)
Beginning on January 1, 2020, reinsurance deposits and receivables are recorded net of the allowance for credit losses. The allowance for credit losses represents management’s estimate of credit losses and considers the quality of the reinsurance counterparty using probability-of-default ("PD") / loss-given-default ("LGD") models. The PD estimate is determined based on similarly rated companies and the LGD estimate is based on management's estimate assigned to each reinsurer. The estimate represents the expected economic loss of a reinsurer’s default. There are two primary factors which affect LGD, (i) the presence and amount of collateral backing the reinsurance counterparty credit, and (ii) whether the reinsurer is also a direct writer of insurance. Overall, the allowance for credit losses are affected by changes in the underlying reinsurance reserve credit which can fluctuate with market returns, policy persistency and policyholder mortality. The allowance for credit losses may vary due to (i) updates in assumed probabilities of default, (ii) the value of any collateral, (iii) changes in financial strength ratings of the reinsurance counterparty by various statistical rating agencies and (iv) other risk factors. Changes in the allowance for credit losses are recorded in the provision for credit losses in the Company’s statements of comprehensive income.
Prior to January 1, 2020 an allowance for credit losses was established only when it was probable that the reinsurer would fail to make payments.
Deferred Policy Acquisition Costs
Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and either a 30-year or 50-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.
The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.
A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 7.0% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).
GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that

9

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Deferred Policy Acquisition Costs (continued)
result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.
The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2020, 2019, or 2018.
DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.
Property and Equipment
Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the asset, generally three years.
Income Taxes
The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.
The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.
The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

10

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Recent Adoption of Accounting Pronouncements
The Financial Accounting Standards Board ("FASB") issued new guidance that replaces the current incurred loss impairment model for financial instruments reported at amortized cost with a methodology that reflects current expected credit losses ("CECL"). The new guidance requires consideration of a broader range of information such as historical events, current conditions, and reasonable and supportable forecasts to reflect lifetime expected credit loss estimates. The guidance also modifies OTTI guidance for available-for-sale debt securities requiring the recording of an allowance for credit losses instead of a direct reduction to carrying value and to remove the duration of a decline in fair value as a factor in determining a credit impairment. The Company adopted this guidance effective January 1, 2020 which did not have a material impact on the financial statements.
The FASB issued new guidance for premium amortization on purchased callable debt securities. The guidance requires certain premiums on callable debt securities to be amortized to the initial call date. The Company adopted this guidance effective January 1, 2019, using the modified retrospective approach which did not have a material impact on the financial statements. A cumulative effect adjustment of $4, net of taxes, was recorded as a decrease to retained earnings.
The FASB issued new guidance permitting a reclassification from accumulated other comprehensive income to retained earnings for the stranded tax effects resulting from the Tax Cuts and Jobs Act enacted on December 22, 2017. The amount of that reclassification includes the change in corporate income tax rate, as well as an election to include other income tax effects related to the application of U.S. tax reform. The Company elected to early adopt this guidance on January 1, 2018 which did not have a material impact on the financial statements.
The FASB issued new guidance on accounting for leases that results in leases being accounted for as either finance or operating leases. Both leases result in the lessee recognizing a right-of-use asset and a corresponding lease liability on its balance sheet, with differing methodologies for income statement recognition. The Company adopted this guidance effective January 1, 2019, which had no impact on the financial statements.
The FASB issued new guidance on accounting for financial instruments. Equity investments (apart from equity method entities) are measured at fair value through net income and financial assets and financial liabilities are separately presented by measurement category and form, either on balance sheet or in the notes to financial statements. This new guidance effectively eliminates classification for equity securities. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the financial statements.
The FASB issued new guidance on revenue recognition which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. Revenue recognition for insurance contracts is explicitly scoped out of the guidance. The Company adopted this guidance effective January 1, 2018, which did not have a material impact on the financial statements.
Future Adoption of Accounting Pronouncements
The FASB issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance

11

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):
Future Adoption of Accounting Pronouncements (continued)
will be effective for the Company in the year beginning January 1, 2025 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the financial statements.
Reclassifications
Certain prior year balances have been reclassified to conform to the current year presentation.
3. GUARANTEED BENEFITS:
The Company establishes a liability for death or withdrawal benefit guarantees contained in variable annuity contracts.
Guaranteed Minimum Death Benefits (GMDB)
The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.
The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2020	2019
Beginning Balance	$257	$381
Change in benefit ratio estimate	(7)	(210)
Interest on reserve	17	11
Claims paid	(370)	(65)
Accrual of benefit ratio	202	140
Ending Balance	$99	$257

The reinsurance recoverables associated with the GMDB were $96 and $256 at December 31, 2020 and 2019, respectively. The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability:
•The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
•The projection period is 30 years from issue.
•The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 2.3% to 11.5% depending on the underlying fund type.
•The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

12

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):

•The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
•The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
•The base lapse rate assumption varies from 4.3% to 6.5%, depending on policy duration. The partial withdrawal assumption is 1.9% for all policy durations.
•The annual lapse rate for anticipated internal replacements is 1.3%.
•The discount rate is 6.83%.
The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2020 and 2019. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2020	2019
Net deposits paid
Account value	$563,730	$499,128
Net amount at risk	$5,340	$6,338
Average attained age of contract holders	70	69
Ratchet (highest historical account value at specified anniversary dates)
Account value	$29,756	$26,612
Net amount at risk	$1,087	$1,548
Average attained age of contract holders	73	72
Guaranteed Minimum Withdrawal Benefits (GMWB)
The Company issued a variable annuity contract with a GMWB feature.  The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life.  The withdrawal feature allows for guaranteed withdrawals beginning with age 59½ for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit ("GWB") value as defined in the contract.  The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant.  The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday.  The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59½ or (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59½.
The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2020	2019
Beginning Balance	$210	$248
Change in benefit ratio estimate	216	(59)
Interest on reserve	22	10
Accrual of benefit ratio	23	11
Ending Balance	$471	$210

13

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):
For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.
The reinsurance recoverables associated with the GMWB were $454 and $203 at December 31, 2020, and 2019, respectively.
The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:
•The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
•The projection period is 50 years from issue for 2020 and 30 years for 2019. During 2020, the Company updated the projection period assumption for the GMWB liability based on the Company's past experience and judgements about the future.
•The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 2.3% to 11.5% depending on the underlying fund type.
•The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
•The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
•Separate benefit ratios were calculated for single life and joint life policies.
•For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 14 ½ years from issue and age 59½.
•The mortality assumption is the 2012 IAM Basic Mortality Table with projection scale G2.
•The lapse rate assumption is 5.5%, with dynamic lapse reduction for contracts in the money.
•The discount rate is 6.425%, adjusted for maintenance and expense charges.
The table below displays the account value and guaranteed withdrawal values at December 31, 2020, and 2019:

	Years Ended December 31,
	2020	2019
Account value	$139,882	$130,679
GWB value	$130,779	$131,728
Average attained age of contract holders	78	78

14

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS:
The components of net investment income were as follows:

	Years Ended December 31,
	2020	2019	2018

Debt securities	$6,396	$6,600	$6,098
Cash and cash equivalents	41	201	110
Other	2	2	2
Total investment income	6,439	6,803	6,210
Less: investment expenses	1,018	986	866
Net investment income	$5,421	$5,817	$5,344

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2020	2019	2018

Debt securities:
Gross realized gains	$3,765	$1,246	$39
Gross realized losses	(950)	(232)	(1,276)
Total realized investment gains (losses)	$2,815	$1,014	$(1,237)

There were no realized investment losses as a result of impairments in 2020, 2019 or 2018. There were no debt securities that were non-income producing for 2020, 2019 or 2018, respectively. There was no interest foregone by non-income producing securities for 2020, 2019, and 2018, respectively.
Net unrealized investment gains (losses) on debt securities carried at fair value and the related impact on DAC, premium deficiency reserves, and deferred income taxes as of December 31 were as follows:

	December 31,
	2020	2019

Debt securities	$16,179	$6,914
DAC, Premium deficiency reserves	(4,458)	(1,790)
Deferred income tax (expense) benefit	(2,462)	(1,077)
	$9,259	$4,047

15

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Debt securities, without an allowance for credit losses, that have been in a continuous unrealized loss position as of December 31, 2020 were as follows:

	2020
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$5,771	$(72)	3	$—	$—	—	$5,771	$(72)	3
Corporate and other debt securities	1,625	(23)	4	—	—	—	1,625	(23)	4
Mortgage and asset-backed securities	—	—	—	83	(2)	1	83	(2)	1
Total	$7,396	$(95)	7	$83	$(2)	1	$7,479	$(97)	8

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate and other debt securities	—	—	—	763	(13)	4	763	(13)	4
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$—	$—	—	$763	$(13)	4	$763	$(13)	4

The Company believes that declines in the fair value of the securities above were temporary as of December 31, 2020. The declines in fair value was primarily due to an increase in interest rates from the securities purchase date. The allowance for credit losses at adoption was zero and there were no additions, write-offs, and recoveries during 2020. The allowance for credit losses was zero as of December 31, 2020. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 99% of amortized cost at December 31, 2020. Investments in below investment grade securities have an average fair value of 98%% of amortized cost as of December 31, 2020.

16

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
Debt securities that have been in a continuous unrealized loss position as of December 31, 2019, were as follows:

	2019
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities
	(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$4,554	$(77)	3	$2,591	$(5)	1	$7,145	$(82)	4
State and political subdivisions	251	(1)	1	—	—	—	251	(1)	1
Corporate and other debt securities	3,203	(10)	9	2,191	(1)	9	5,394	(11)	18
Mortgage and asset-backed securities	125	—	1	540	(9)	4	665	(9)	5
Total	$8,133	$(88)	14	$5,322	$(15)	14	$13,455	$(103)	28

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
State and political subdivisions	—	—	—	—	—	—	—	—	—
Corporate and other debt securities	—	—	—	287	—	1	287	—	1
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—
Total	$—	$—	—	$287	$—	1	$287	$—	1

The Company believes that declines in the fair value of the securities above were temporary as of December 31,2019, primarily due to an increase in interest rates from the securities purchase date. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 99% of amortized cost at December 31, 2019. Investments in below investment grade securities have an average fair value of 100% of amortized cost as of December 31, 2019, respectively.

17

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
The amortized cost and fair value of debt securities by type of issuer as of December 31, 2020, were as follows:

	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$25,677	$1,681	$(72)	$—	$27,286
States and political subdivisions	1,371	149	—	—	1,520
Corporate and other debt securities	185,110	14,433	(36)	—	199,507
Mortgage and asset-backed securities	1,716	26	(2)	—	1,740
Total debt securities	$213,874	$16,289	$(110)	$—	$230,053

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2019, were as follows:

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - OTTI	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$37,399	$780	$(82)	$—	$38,097
States and political subdivisions	963	52	(1)	—	1,014
Corporate and other debt securities	171,447	6,169	(11)	—	177,605
Mortgage and asset-backed securities	2,608	16	(9)	—	2,615
Total debt securities	$212,417	$7,017	$(103)	$—	$219,331
During 2020 and 2019, the Company recorded no impairments for the portion of noncredit related losses in other comprehensive income.
Proceeds from sales of available-for-sale investments (excluding proceeds from calls and maturities) were $72,857, $54,404 and $52,360 in 2020, 2019 and 2018, respectively.

18

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

4. INVESTMENTS (CONTINUED):
The amortized cost and fair value of debt securities at December 31, 2020, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2020
	Amortized Cost	Estimated Fair Value

Due in 1 year or less	$21,051	$21,272
Due after 1 year through 5 years	90,188	96,381
Due after 5 years through 10 years	79,195	85,772
Due after 10 years	21,724	24,888
Mortgage and asset-backed securities	1,716	1,740
	$213,874	$230,053
At December 31, 2020, and 2019, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.
At December 31, 2020, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $400 and $424 respectively. At December 31, 2019, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $400 and $406 respectively.
5. FAIR VALUE MEASUREMENTS:
The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement.
Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:
•Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
•Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
•Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect

19

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):
management's judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.
The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.
Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.
Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.
The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2020
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$27,286	$—	$—	$27,286
States and political subdivisions	—	1,520	—	1,520
Corporate and other debt securities	—	199,507	—	199,507
Mortgage and asset-backed securities	—	1,740	—	1,740
Total available-for-sale debt securities	27,286	202,767	—	230,053
Cash equivalents	16,970	—	—	16,970
Subtotal excluding separate account assets	44,256	202,767	—	247,023
Separate account assets	3,422,373	—	—	3,422,373
Total	$3,466,629	$202,767	$—	$3,669,396

20

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):

	December 31, 2019
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$38,097	$—	$—	$38,097
States and political subdivisions	—	1,014		1,014
Corporate and other debt securities	—	177,605	—	177,605
Mortgage and asset-backed securities	—	2,615	—	2,615
Total available-for-sale debt securities	38,097	181,234	—	219,331
Cash equivalents	6,620	—	—	6,620
Subtotal excluding separate account assets	44,717	181,234	—	225,951
Separate account assets	2,989,669	—	—	2,989,669
Total	$3,034,386	$181,234	$—	$3,215,620
There were no Level 3 assets held by the Company during 2020 or 2019. There were no transfers into or out of Level 3 during 2020 or 2019.
Financial Instruments Not Carried at Fair Value
Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.
The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2020		December 31, 2019
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Financial Assets:
Policy loans	$42	$42	$42	$42
Reinsurance deposit and receivables	28,298	30,582	29,879	31,613
	$28,340	$30,624	$29,921	$31,655

Financial Liabilities:
Contract holder deposit funds	$96,948	$101,842	$95,994	$99,413
The following methods and assumptions were used to estimate the fair value of each class of financial instruments:
Policy Loans
Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

21

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):
Reinsurance Deposit and Receivables
Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.
Contract Holder Deposit Funds
Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and mortality rates versus contract rates.
The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.
6. INCOME TAXES:
The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2020	2019	2018
Current:
Federal	$2,640	$908	$465
State	23	16	63
	2,663	924	528
Deferred:
Federal	310	652	229

Income tax expense	$2,973	$1,576	$757

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for the Company as it believes that the reversal of temporary differences will have no impact on the state income tax that it will pay in the future.

22

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

6. INCOME TAXES (CONTINUED):
Significant components of the Company's net deferred tax liability were as follows:

	December 31,
	2020	2019
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$(9,694)	$(9,344)
Contract holder reserves	3,809	3,162
Contract holder reserves - Tax Cuts and Jobs Act ("TCJA") Transition Adjustment	321	385
Unrealized gains on available-for-sale securities	(3,398)	(1,452)
Deferred revenue	86	90
Other, net	44	22
Net deferred tax liability before valuation allowance	(8,832)	(7,137)
Valuation allowance	—	—
Net deferred tax liability after valuation allowance	$(8,832)	$(7,137)
The change in valuation allowance for deferred tax assets were as follows:

	Years Ended December 31,
	2020	2019	2018

Beginning balance	$—	$969	$—
Additions charged to expense, equity	—	—	969
Reductions for recoveries	—	(969)	—
Ending balance	$—	$—	$969

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2020	2019	2018

Tax provision at U.S. Federal statutory rate	$3,783	$3,117	$1,368
Dividends received deduction	(1,555)	(1,218)	(1,240)
(Decrease) increase in valuation allowance	—	(165)	165
Provision to return adjustment	707	(83)	297
Other, net	38	(75)	167
Income tax expense (benefit)	$2,973	$1,576	$757

Effective December 22, 2017, the U.S. enacted tax legislation which is referred to as the Tax Cuts and Jobs Act of 2017 ("TCJA"). The TCJA made significant changes to the Internal Revenue Code effective January 1,2018 including but not limited to (i) reduced the corporate tax rate from 35% to 21%; (ii) prescribed the computation of certain components of the dividends received deduction; (iii) provided for the computation of life insurance tax reserves; and (iv) provided for new capitalization percentages and amortization period for deferred acquisition costs. The effects of tax legislation were recognized in the period of

23

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

6. INCOME TAXES (CONTINUED):
enactment. The Company made additional refinements to life insurance tax reserves under TCJA during the year ended December 31, 2018.
The Company paid FILI net federal and state income taxes of $2,481, $2,606, and $835 in 2020, 2019, and 2018 respectively, related to the Company’s separate-company basis.
The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties.
The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.
On March 27, 2020, the Coronavirus Aid, Relief, and Economics Security Act (the "CARES Act") was enacted into law. One provision of the CARES Act amends the Tax Act of 2017 and allows companies with net operating losses ("NOLs") originating in 2018, 2019 or 2020 to carry back those losses for five years. In addition, the CARES Act permits corporate taxpayers to elect to accelerate the refund schedule for any remaining AMT credits that otherwise would become incrementally refundable from 2018 through 2021. The CARES Act permits claiming the refund in full in either 2018 or 2019. Enactment of the CARES Act did not have a financial impact on the Company's financial statements.
Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2017. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.
The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.
7. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:
Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under New York State Insurance Laws, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2020, 2019 or 2018, respectively.
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

24

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

7. STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):
Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)
	2020	2019	2018

Statutory net income	$10,778	$9,230	$7,825
Statutory surplus	$110,443	$100,022	$90,200
8.     AFFILIATED COMPANY TRANSACTIONS:
The Company has a services agreement with Fidelity Investments Institutional Operations Company LLC and Fidelity Distributors Company LLC, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $7,135, $6,541 and $6,418 in 2020, 2019 and 2018, respectively, under these agreements. These fees are included in Fund administration fees in the Statements of Comprehensive Income.
The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Distributors Company LLC, all of which are wholly-owned subsidiaries of FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company incurred expenses in the amount of $3,394, $4,029, and $3,666 in 2020, 2019 and 2018, respectively.
The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and other services are provided to the Company. The Company incurred expenses of $3,269, $3,801, and $3,612 with FILI and $290, $511 and $489 with FMR LLC and its subsidiaries in 2020, 2019 and 2018 respectively. Intercompany balances are settled in accordance with the terms of the respective agreements.
The Company has an agreement with Fidelity Institutional Asset Management Trust Company whereby investment and managerial advice is provided to the Company. The Company incurred expenses of $652, $613, and $582 in 2020, 2019 and 2018, respectively for such services.
FMR LLC sponsors a Profit-Sharing Plan covering substantially all eligible company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $204, $181, and $153 in 2020, 2019 and 2018, respectively.
The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.   All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $459, $1,038, and $1,010 in 2020, 2019 and 2018, respectively.

25

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:
Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2020	2019	2018
Underwriting, acquisition and insurance expenses:
Commissions, gross	$3,394	$4,029	$3,666
Compensation and benefits	1,866	2,466	2,290
Capitalization of deferred policy acquisition costs	(3,411)	(4,032)	(3,670)
Amortization of deferred policy acquisition costs	869	(132)	4,929
Rent expense	181	165	149
Taxes, licenses and fees	(178)	75	612
General insurance expenses	1,590	1,678	1,822

Total underwriting, acquisition and insurance expenses	$4,311	$4,249	$9,798
Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company decreased amortization by $3,383, $3,416, and increased amortization by $836 in 2020, 2019 and 2018, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.
10. REINSURANCE:
The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.
The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The Company is subject to concentration of risk with respect to this reinsurance agreement. The reinsurance receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the balance sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.30% to 0.60%.
Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.

26

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

10. REINSURANCE (CONTINUED):
Financial information related to the coinsurance agreement for the fixed portion of the variable income annuity and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009 is as follows:

	As of December 31,
	2020	2019
Reinsurance deposits and receivables:
Principal Life Insurance Company	$24,700	$26,166

Contract holder deposit funds and future contract and policy benefits	$24,700	$26,166

Interest on reinsurance deposit	$1,131	$1,156

Contract and policy benefits and expenses	$1,018	$1,032
The Company’s deposit assets under the reinsurance agreement with Principal Life Insurance Company is partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of this reinsurer.
The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Any expected credit losses are reflected in the allowance for credit losses, after considering any collateral. The Company did not record an allowance for credit loss on reinsurance deposits and receivables as of December 31, 2020.
Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2020	2019	2018

Direct life premiums	$892	$1,019	$1,056
Reinsurance ceded, net of ceding expense allowance and reinsurance premiums	(634)	(366)	(711)
Net premiums	$258	$653	$345

Direct contract and policy benefits	$5,792	$7,408	$6,864
Reinsurance ceded benefits incurred	(1,102)	(1,617)	(1,302)
Reinsurance costs	1,167	1,207	1,347
Net contract and policy benefits	$5,857	$6,998	$6,909
`
11. COMMITMENTS AND CONTINGENCIES:
In March 2020, the World Health Organization declared a novel strain of Coronavirus (COVID-19) a global pandemic. The continuation and future impacts of COVID-19 are highly uncertain and cannot be predicted; however, at this time, the Company believes that its capital and liquidity positions enable it to weather current market volatilities and business disruptions related to the pandemic. However, there is considerable uncertainty around both the severity and the duration of the COVID-19 outbreak, and for that reason the future financial and other impacts of the pandemic cannot reasonably be estimated at this time.

27

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR LLC)
NOTES TO FINANCIAL STATEMENTS
(Dollars in thousands)

11. COMMITMENTS AND CONTINGENCIES (CONTINUED):
The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.
Regulatory Matters
Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 29, 2021 and did not identify any other events that would require adjustments to, or disclosure in, the financial statements.

28

PART C
OTHER INFORMATION

Item 24 Financial Statements and Exhibits

a)                                     Financial Statements included in Part B

The following financial statements of Empire Fidelity Investments Variable Annuity Account A and of Empire Fidelity Investments Life Insurance Company are filed in Part B.  There are no financial statements included in Part A, other than Accumulation Unit Values.

(1)                                 Statements of Assets and Liabilities and Statements of Operations for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2020.

(2)                                 Statements of Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years Ended December 31, 2020 and 2019.

(3)                                 Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

(4)                                 Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2020 and 2019.

(5)                                 Statements of Income and Comprehensive Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2020, 2019, and 2018.

(6)                                 Statements of Stockholder’s Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2020, 2019, and 2018.

(7)                                 Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2020, 2019, and 2018.

(8)                                 Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company

(9)                                 Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b)                                     Exhibits

(1)                                 Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity Investments Life”) establishing the Empire Fidelity Investments Variable Annuity Account A.

(2)                                 Custody Agreement - Not Applicable

(3)                                 Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(4)                                 Variable Annuity Policy Incorporated by reference from the Initial Registration Statement on Form N-4 (No.  811-06388), filed electronically on April 4, 2007

(5)                                 Form of Application for Deferred Variable Annuity Incorporated by reference from the Initial Registration Statement on Form N-4 (No.  811-06388), filed electronically on April 4, 2007

(6)                                 Certification of Incorporation and By-laws

(a)                                 Charter of Empire Fidelity Investments Life.  Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(b)                                 Amended Bylaws of Empire Fidelity Investments Life.  Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(7)                                 Form of Reinsurance Agreement Incorporated by reference from the Initial Registration Statement on Form N-4 (No.  811-06388), filed electronically on April 4, 2007

(8)                                 Not Applicable

(9)                                 Legal opinion and consent of Lance A. Warrick filed herein as Exhibit 9.

(10)                          Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit 10

(11)                          Not Applicable

(12)                          Not Applicable

(13)                          (a) Form of Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund IV and Fidelity Distributors Corporation.  Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(14)                          Powers of Attorney

(a)                                 Power of Attorney for William J. Johnson, Jr.   Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement No. 333-141883, filed electronically on April 29, 2016, on behalf of Empire Fidelity Investments Variable Annuity Account A

(b)                                 Power of Attorney for Peter G. Johannsen.  Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement No. 333-141883, filed electronically on April 29, 2016, on behalf of Empire Fidelity Investments Variable Annuity Account A

(c)                                  Power of Attorney for Malcolm MacKay. Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement No. 333-141883, filed electronically on April 29, 2016, on behalf of Empire Fidelity Investments Variable Annuity Account A

(d)                                 Power of Attorney for Kathleen A. Murphy.  Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement No. 333-141883, filed electronically on April 29, 2016, on behalf of Empire Fidelity Investments Variable Annuity Account A

(e)                                  Power of Attorney for Rodney R. Rhoda.  Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement No. 333-141883, filed electronically on April 29, 2016, on behalf of Empire Fidelity Investments Variable Annuity Account A

(f)                                   Power of Attorney for Roger T. Servison.  Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement No. 333-141883, filed electronically on April 29, 2016, on behalf of Empire Fidelity Investments Variable Annuity Account A

(g)                                  Power of Attorney for Sriram Subramaniam.  Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement No. 333-141883, filed electronically on April 29, 2016, on behalf of Empire Fidelity Investments Variable Annuity Account A

(h)                                 Power of Attorney for Miles Mei.  Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement No. 333-141883, filed electronically on April 29, 2016, on behalf of Empire Fidelity Investments Variable Annuity Account A

(i)                                     Power of Attorney for Jane P. Jamieson.  Incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement No. 333-141883, filed electronically on April 27, 2018, on behalf of Empire Fidelity Investments Variable Annuity Account A

(j)                                    Power of Attorney for Nancy D. Prior.  Incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement No. 333-141883, filed electronically on April 27, 2018, on behalf of Empire Fidelity Investments Variable Annuity Account A

(k)                                 Power of Attorney for David J. Vargo.  Incorporated by reference from Post-Effective Amendment No. 15 to Registration Statement No. 333-141883, filed electronically on April 29, 2020, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(l)                                     Power of Attorney for Wendy E. John filed herein

Item 25 Directors and Officers of the Depositor

The directors and officers of Empire Fidelity Investments Life are as follows:

Directors of Empire Fidelity Investments Life

WILLIAM J. JOHNSON, JR., Director and President

WENDY E. JOHN, Director

JANE P. JAMIESON, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

DAVID J. VARGO, Director

NANCY D. PRIOR, Director

SRIRAM SUBRAMANIAM, Director

Executive Officers of Empire Fidelity Investments Life

Lance A. Warrick	Vice President, General Counsel, and Secretary
Miles Mei	Chief Financial Officer & Treasurer
Felicia F. Tierney	Vice President, Human Resources
Robert K. Leach	Appointed Actuary
Robert G. Regan	Chief Risk Officer
Tamara Bogojevic-Catanzano	Illustration Actuary
Brian N. Leary	Vice President, Consumer Services Officer and Chief Compliance Officer
Richard S. Rowland	Vice President, Channel Development
James F. Andrea, Jr.	Head of Client Services and Operations

Deepa Rao	Vice President, Technology Management

The principal business address of each of the above persons is 900 Salem Street, Smithfield, RI 02917.

Item 26 Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27 Number of Contract Owners.

As of March 31, 2021 there were 398 Qualified Contracts and 83 Non-Qualified Contracts Outstanding.

Item 28 Indemnification

FMR LLC and its subsidiaries own a directors’ and officers’ liability reimbursement contract (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer.  The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters.  Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions.  Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage.  Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life Insurance Company.  A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS
ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation’s request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation’s request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation.  Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law.  These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29 Principal Underwriters.

a)  Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	Director, Chief Executive Officer and President
	David W. Morse	Director
	David Canter	Director
	David Golino	Chief Financial Officer
	Michael Lyons	Senior Vice President and Treasurer
	Eric C. Green	Assistant Treasurer
	David Forman	Secretary and Chief Legal Officer
	Carrie Chelko	Chief Compliance Officer
	Lisa D. Krieser	Assistant Secretary

The address for each person named in Item 29 is 900 Salem Street, Smithfield, RI 02917.

(c)  $0.00

Item 30 Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at 640 Fifth Avenue, New York, NY 10019.

Item 31 Management Services - The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B.  Payments under these contracts for 2020, 2019 and 2018, were $3,268,846,  $3,801,432, and $3,612,137 respectively.

Item 32 Undertakings

(a)                                 Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)                                 Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information (“SAI”), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c)                                  Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)                                 Registrant represents that it meets the definition of a “separate account” under the federal securities laws.

(e)                                  Empire Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Empire Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investments Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 29th day of April 2021.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Registrant)

By:	EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ *	Attest:	/s/Lance A. Warrick
	William J. Johnson, Jr.		Lance A. Warrick
	President		Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April 2021.

Signature	Title

/s/ *		)
William J. Johnson, Jr.	President and Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	) By:	/s/Lance A. Warrick
		)	Lance A. Warrick
/s/ *		)	(Attorney-in-Fact)*
Peter G. Johannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)
/s/ *		)
Wendy E. John	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Nancy D. Prior	Director	)
)
/s/ *		)
Sriram Subramaniam	Director	)
)
)

/s/ *		)
Jane P. Jamieson	Director	)
)
/s/ *		)
David J. Vargo	Director	) By:	/s/ Lance A. Warrick
		)	Lance A. Warrick (Attorney-in-Fact)*